   As filed with the Securities and Exchange Commission on February 28, 2003
                                                          File No. 333-88300
                                                          File No. 811-21095


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ ]

                         Pre-effective Amendment No. [ ]
                      Post-effective Amendment No. 1 [X]

                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ ]

                         Pre-effective Amendment No. [ ]
                      Post-effective Amendment No. 1 [X]
                        (Check appropriate box or boxes)

                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT C
                           (Exact Name of Registrant)

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)

                                  P.O. Box 5423
                           Cincinnati, Ohio 45201-5423
         (Address of Depositor's Principal Executive Offices) (Zip Code)

               Depositor's Telephone Number, including Area Code:
                                 1-800-789-6771

                             Mark F. Muething, Esq.
             Executive Vice President, Secretary and General Counsel
                    Annuity Investors Life Insurance Company
                                  P.O. Box 5423
                           Cincinnati, Ohio 45201-5423
                     (Name and Address of Agent for Service)

                                    Copy to:

                              John P. Gruber, Esq.
                                 Vice President
                    Annuity Investors Life Insurance Company
                                  P.O. Box 5423
                           Cincinnati, Ohio 45201-5423

It is proposed that this filing will become effective:

                Immediately upon filing pursuant to Rule 485(b)
                On __________ pursuant to Rule 485(b)


                60 days after filing pursuant to Rule 485(a)(1)
            [X] On May 1, 2003 pursuant to Rule 485(a)(1)


                75 days after filing pursuant to Rule 485(a)(2)
                On __________ pursuant to Rule 485(a)(2)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

                   DECLARATION REQUIRED BY RULE 24f-2 (a) (1)

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant declares that an indefinite number of its securities is being registered under the Securities Act of 1933.

                              CROSS REFERENCE SHEET

                             Pursuant to Rule 495(a)
                                   (333-88300)

                    Showing Location in Part A (Prospectus),

   Part B (Statement of Additional Information) and Part C (Other Information) of Registration Statement Information Required by Form N-4

                                     PART A
                                     ------

     ITEM OF FORM N-4                                           PROSPECTUS CAPTION
     ----------------                                           ------------------

1.   Cover Page                                                 Cover Page

2.   Definitions                                                Definitions; Glossary of Financial Terms

3.   Synopsis                                                   Overview

4.   Condensed Financial Information                            Condensed Financial Information
     (a)  Accumulation Unit Values                              Glossary of Financial Terms
     (b)  Performance Data                                      Performance Information
     (c)  Financial Statements                                  Financial Statements

5.   General Description of Registrant, Depositor
     and Portfolio Companies
     (a)  Depositor                                             Annuity Investors Life Insurance Company(R)
     (b)  Registrant                                            The Separate Account
     (c)  Portfolio Companies                                   The Portfolios
     (d)  Portfolio Prospectuses                                The Portfolios
     (e)  Voting Rights                                         Voting Rights

6.   Deductions and Expenses
     (a)  General                                               Charges and Deductions
     (b)  Sales Load %                                          Contingent Deferred Sales Charge
     (c)  Special Purchase Plan                                 Contingent Deferred Sales Charge
     (d)  Commissions                                           Great American Advisors(SM), Inc.
     (e)  Portfolio                                             Expenses Fee Table
     (f)  Operating                                             Expenses Fee Table

7.   Contracts
     (a)  Persons with Rights                                   Persons with Rights Under a Contract; Voting Rights
     (b)  (i)    Allocation of Premium Payments                 Purchase Payments
          (ii)   Transfers                                      Transfers
          (iii)  Exchanges                                      Additions, Deletions or Substitutions
     (c)  Changes                                               Additions, Deletions, or Substitutions
     (d)  Inquiries                                             How Do I Contact the Company?

8.   Annuity Period                                             Benefit Payment Period

9.   Death Benefit                                              Death Benefit

10.  Purchases and Contract Values

     (a)  Purchases                                             Purchase Payments; Investment Options-Allocations;
                                                                Account Value; Glossary of Financial Terms
     (b)  Valuation                                             Account Value; Definitions; Glossary of Financial
                                                                Terms; Charges and Deductions
     (c)  Daily Calculation                                     Account Value; Accumulation Units; Definitions;
                                                                Glossary of Financial Terms
     (d)  Underwriter                                           Great American AdvisorsSM, Inc.

11.  Redemptions

     (a)  By Owner                                              Surrenders
          By Annuitant                                          Not Applicable
     (b)  Texas ORP                                             Texas Optional Retirement Program
     (c)  Check Delay                                           Surrenders
     (d)  Involuntary Redemptions                               Termination
     (e)  Free Look                                             Right to Cancel


12.   Taxes                                                     Federal Tax Matters

13.   Legal Proceedings                                         Legal Proceedings

14.   Table of Contents for the Statement of Additional         Statement of Additional Information
      Information

                                     PART B
                                     ------

     ITEM OF FORM N-4                                           STATEMENT OF ADDITIONAL INFORMATION CAPTION
     ----------------                                           -------------------------------------------

15.  Cover Page                                                 Cover Page

16.  Table of Contents                                          Table of Contents

17.  General Information and History                            General Information and History

18.  Services
     (a)  Fees and Expenses of Registrant                       (Prospectus) Fee Table
     (b)  Management Contracts                                  Not Applicable
     (c)  Custodian                                             Not Applicable
     (d)  Independent Auditors                                  Experts
     (e)  Assets of Registrant                                  Not Applicable
     (f)  Affiliated Person                                     Not Applicable
     (g)  Principal Underwriter                                 (Prospectus) Great American Advisors(SM), Inc.

19.  (a)  Purchase of Securities Being Offered                  (Prospectus) Great American Advisors(SM), Inc.
     (b)  Offering Sales Load                                   (Prospectus) Contingent Deferred Sales Charge

20.  Underwriters                                               (Prospectus) Great American Advisors(SM), Inc.

21.  Calculation of Performance Data

     (a)  Money Market Funded Subaccounts                       Money Market Subaccount Standardized Yield
                                                                Calculation
     (b)  Other Subaccounts                                     Average Annual Total Return Calculation; Cumulative
                                                                Total Return Calculation; Standardized Average
                                                                Annual Total Return Data; Non-Standardized Average
                                                                Annual Total Return Data; Other Performance Measures

22.  Annuity Payments                                           (Prospectus) Fixed Dollar Benefit; Variable Dollar
                                                                Benefit; (SAI) Benefit Units-Transfer Formulas

23.  Financial Statements                                       Financial Statements


                                     PART C
                                     ------

      ITEM OF FORM N-4                                          PART C CAPTION
      ----------------                                          --------------

24.  Financial Statements and Exhibits                          Financial Statements and Exhibits
     (a)  Financial Statements                                  Financial Statements
     (b)  Exhibits                                              Exhibits

25.  Directors and Officers of the Depositor                    Directors and Officers of Annuity Investors Life
                                                                Insurance Company(R)

26.  Persons Controlled By or Under Common Control              Person Controlled By or Under Common Control with
     with the Registrant                                        the Depositor or Registrant

27.  Number of Owners                                           Not Applicable

28.  Indemnification                                            Indemnification

29.  Principal Underwriters                                     Principal Underwriter

30.  Location of Accounts and Records                           Location of Accounts and Records

31.  Management Services                                        Management Services

32.  Undertakings                                               Undertakings

     Signature Page                                             Signature Page

--------------------------------------------------------------------------------
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
ANNUITY INVESTORS(R) VARIABLE ACCOUNT C
PROSPECTUS FOR INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITIES
--------------------------------------------------------------------------------


                                                                     May 1, 2003


This prospectus describes individual flexible premium deferred annuity contracts (the "Contracts"). Annuity Investors Life Insurance Company(R) (the "Company") is the issuer of the Contracts. The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to qualify for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors(R) Variable Account C (the "Separate Account"). The Contracts currently offer 36 Subaccounts. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a "Portfolio"). The Portfolios are listed below.

AIM VARIABLE INSURANCE FUNDS

- AIM V.I.-Capital Development Fund-Series II
- AIM V.I.-Global Utilities Fund-Series II
- AIM V.I.-Government Securities Fund-Series II
- AIM V.I.-Mid Cap Core Equity Fund-Series II

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC.-SERVICE SHARES

DREYFUS STOCK INDEX FUND-SERVICE SHARES

DREYFUS VARIABLE INVESTMENT FUND

- Dreyfus VIF-Appreciation Portfolio-Service Shares
- Dreyfus VIF-Money Market Portfolio

INVESCO VARIABLE INVESTMENT FUNDS, INC.

- INVESCO VIF-Core Equity Fund
- INVESCO VIF-Financial Services Fund
- INVESCO VIF-Health Sciences Fund
- INVESCO VIF-Small Company Growth Fund

JANUS ASPEN SERIES

- Janus Aspen Series-Aggressive Growth Portfolio-Service Shares
- Janus Aspen Series-Balanced Portfolio-Service Shares
- Janus Aspen Series-Growth Portfolio-Service Shares
- Janus Aspen Series-Worldwide Growth Portfolio-Service Shares

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

- Neuberger Berman AMT-Fasciano Portfolio (Class S)
- Neuberger Berman AMT-Guardian Portfolio (Class S)

OPPENHEIMER VARIABLE ACCOUNT FUNDS

- Oppenheimer VA-Capital Appreciation Fund-Service Class
- Oppenheimer VA-Global Securities Fund-Service Class
- Oppenheimer VA-Main Street Small Cap Fund-Service Class
- Oppenheimer VA-Multiple Strategies Fund-Service Class

PBHG INSURANCE SERIES FUND

- PBHG-Large Cap Growth Portfolio
- PBHG-Mid-Cap Value Portfolio
- PBHG-Select Value Portfolio
- PBHG-Technology & Communications Portfolio

PIMCO VARIABLE INSURANCE TRUST

- PIMCO VIT-High Yield Portfolio-Administrative Class
- PIMCO VIT-Real Return Portfolio-Administrative Class
- PIMCO VIT-Total Return Portfolio-Administrative Class

RYDEX VARIABLE TRUST

- Rydex VT-Sector Rotation Fund

STRONG OPPORTUNITY FUND II, INC. ADVISOR SERIES

STRONG VARIABLE INSURANCE FUNDS, INC.

- Strong VIF-Mid Cap Growth Fund II

VAN KAMPEN-THE UNIVERSAL INSTITUTIONAL FUNDS, INC.

- Van Kampen UIF-Core Plus Fixed Income Portfolio
- Van Kampen UIF-Mid Cap Value Portfolio
- Van Kampen UIF-U.S. Real Estate Portfolio
- Van Kampen UIF-Value Portfolio

This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the current prospectuses for the Portfolios. Please keep this prospectus and the Portfolio prospectuses for future reference.


A Statement of Additional Information ("SAI"), dated May 1, 2003 contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission ("SEC"). It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other documents filed with the SEC with respect to the Contracts, the Separate Account or the Company) at the SEC's web site:
WWW.SEC.GOV. The registration number is 333-88300. The table of contents for the SAI is printed on the last page of this prospectus.


THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
-    THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED

-    THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT
     UNION

- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS

-    THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE
--------------------------------------------------------------------------------

                        TABLE OF CONTENTS [TO BE UPDATED]

DEFINITIONS..................................................................  1
OVERVIEW.....................................................................  2
   What is the Separate Account?.............................................  2
   What Are the Contracts?...................................................  2
   How Do I Purchase or Cancel a Contract?...................................  2
   Will Any Penalties or Charges Apply If I Surrender a Contract?............  2
   What Other Charges and Deductions Apply to the Contract?..................  3
   How Do I Contact the Company?.............................................  3
FEE TABLE....................................................................  3
   Contract Owner Transaction Expenses.......................................  3
   Separate Account Annual Expenses..........................................  3
   Examples [TO BE UPDATED]..................................................  4
CONDENSED FINANCIAL INFORMATION..............................................  7
[TO BE UPDATED]..............................................................  7
INSERT APPROXIMATELY 8 PAGES FOR CONDENSED FINANCIAL INFORMATION TABLES......  7
   Financial Statements......................................................  7
   Performance Information...................................................  7
      Yield Data.............................................................  7
      Total Return Data......................................................  7
      Other Performance Measures.............................................  7
PORTFOLIOS...................................................................  8
   AIM V.I. Funds............................................................  8
   Dreyfus Portfolios........................................................  9
   INVESCO Variable Investment Funds, Inc....................................  9
   Janus Aspen Series........................................................ 10
   Neuberger Berman Advisers Management Trust................................ 11
   Oppenheimer Variable Account Funds........................................ 11
   PBHG Insurance Series Fund................................................ 11
   PIMCO Variable Insurance Trust............................................ 12
   Rydex Variable Trust Funds................................................ 13
   Strong Portfolios......................................................... 13
   Van Kampen-The Universal Institutional Funds, Inc......................... 13
   Additions, Deletions, or Substitutions.................................... 14
   Voting Rights............................................................. 14
ANNUITY INVESTORS LIFE INSURANCE COMPANY..................................... 16
THE SEPARATE ACCOUNT......................................................... 16
GREAT AMERICAN ADVISORS(SM), INC............................................. 16
CHARGES AND DEDUCTIONS....................................................... 18
   Charges and Deductions By the Company..................................... 18
      Contingent Deferred Sales Charge ("CDSC").............................. 18
      Contract Maintenance Fee............................................... 19
      Transfer Fee........................................................... 19
      Administration Charge.................................................. 20
      Mortality and Expense Risk Charge...................................... 20
      Premium Taxes.......................................................... 20
      Discretionary Waivers of Charges....................................... 20
   Expenses of the Portfolios................................................ 20
THE CONTRACTS................................................................ 21
   Right to Cancel........................................................... 21
   Persons With Rights Under a Contract...................................... 21
ACCUMULATION PERIOD.......................................................... 23
   Account Statements........................................................ 23
   Account Value............................................................. 23
      Accumulation Units..................................................... 23
   Stepped-Up Account Value for Successor Owner.............................. 24

   Purchase Payments......................................................... 24
   Investment Options--Allocations........................................... 24
      Fixed Account Options.................................................. 25
      Principal Guarantee Program............................................ 25
      Renewal of Fixed Account Guaranteed Interest Rate Options.............. 25
   Transfers................................................................. 26
      Automatic Transfer Programs............................................ 26
      Termination of Automatic Transfer Programs............................. 27
      Telephone, Facsimile or Internet Transfers............................. 27
      Other Restrictions on Transfers........................................ 28
   Surrenders................................................................ 28
      Free Withdrawal Privilege.............................................. 29
      Long Term Care Waiver Rider............................................ 29
      Systematic Withdrawal.................................................. 29
   Contract Loans............................................................ 29
   Termination............................................................... 30
BENEFIT PAYMENT PERIOD....................................................... 31
   Annuity Benefit........................................................... 31
   Death Benefit............................................................. 31
      Death Benefit Amount................................................... 32
   Step Up in Value for Successor Owner...................................... 32
   Payment of Benefits....................................................... 32
      Settlement Options..................................................... 32
   Calculation of Fixed Dollar Benefit Payments.............................. 33
   Calculation of Variable Dollar Benefit Payments........................... 34
FEDERAL TAX MATTERS.......................................................... 35
   Tax Deferral On Annuities................................................. 35
   Tax-Qualified Retirement Plans............................................ 35
      Individual Retirement Annuities........................................ 35
      Roth IRAs.............................................................. 36
      Tax-Sheltered Annuities................................................ 36
      Texas Optional Retirement Program...................................... 36
   Summary of Income Tax Rules............................................... 37
GLOSSARY OF FINANCIAL TERMS.................................................. 38
THE REGISTRATION STATEMENT................................................... 39
OTHER INFORMATION AND NOTICES................................................ 39
   Householding -- Revocation of Consent..................................... 39
   Electronic Delivery of Required Documents................................. 39
   Legal Proceedings......................................................... 39
STATEMENT OF ADDITIONAL INFORMATION.......................................... 40

--------------------------------------------------------------------------------
                                   DEFINITIONS
--------------------------------------------------------------------------------

The capitalized terms defined on this page will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained as they are used in this prospectus.

ACCOUNT VALUE

The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the owner's interest in the Subaccounts and the owner's interest in the Fixed Account options.

ACCUMULATION PERIOD

The period during which purchase payments are invested according to the investment options elected and accumulated on a tax-deferred basis. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

ACCUMULATION UNIT

A share of a Subaccount that an owner purchases during the Accumulation Period.

ACCUMULATION UNIT VALUE

The value of an Accumulation Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Accumulation Unit Values are calculated.

BENEFIT PAYMENT PERIOD

The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

BENEFIT UNIT

A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment after the first variable dollar benefit payment during the Benefit Payment Period.

BENEFIT UNIT VALUE

The value of a Benefit Unit at the end of a Valuation Period. See the Glossary of Financial Terms of this prospectus for an explanation of how Benefit Unit Values are calculated.

DEATH BENEFIT VALUATION DATE

The date the death benefit is valued. It is the date that the Company receives both proof of the death of the owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death. The Death Benefit Valuation Date may never be later than five years after the date of death.

NET ASSET VALUE

The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio's shares or units are redeemed in accordance with the rules of the Securities and Exchange Commission.

NET INVESTMENT FACTOR

The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. See the Glossary of Financial Terms of this prospectus for an explanation of how the Net Investment Factor is calculated.

VALUATION DATE

A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.

VALUATION PERIOD

The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

--------------------------------------------------------------------------------
                                    OVERVIEW
--------------------------------------------------------------------------------

WHAT IS THE SEPARATE ACCOUNT?

The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on page 1 of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.

WHAT ARE THE CONTRACTS?

The Contracts are individual deferred variable annuities, which are insurance products. The Contracts are sold with a fee structure that is described in the Fee Table of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which qualify for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general. During the Accumulation Period, the amounts you contribute can be allocated among any of the variable investment options currently offered and three fixed account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The fixed account options earn a fixed rate of interest declared by the Company, which will be no less than 3% per year. The Company guarantees amounts invested in the fixed account options and the earnings thereon so long as those amounts remain in the fixed account.

During the Benefit Payment Period, payments can be allocated between variable dollar benefit and fixed dollar benefit options. If a variable dollar benefit is selected, Benefit Units can be allocated to any of the Subaccounts that are then available.

HOW DO I PURCHASE OR CANCEL A CONTRACT?

The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative. You may cancel a Contract within ten days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel is described in the Right to Cancel section of this prospectus.

WILL ANY PENALTIES OR CHARGES APPLY IF I SURRENDER A CONTRACT?

A contingent deferred sales charge ("CDSC") may apply to amounts surrendered depending on the timing and amount of the surrender. The maximum CDSC is 7% for each purchase payment. The CDSC percentage decreases to 0% after seven years from the date of receipt of each purchase payment. Surrender procedures and the CDSC are described in the Surrenders section of this prospectus. A penalty tax may also be imposed at the time of a surrender depending on your age and other circumstances of the surrender. Tax consequences of a surrender are described in the Federal Tax Matters section of this prospectus. The right to surrender may be restricted under certain tax-qualified plans.

WHAT OTHER CHARGES AND DEDUCTIONS APPLY TO THE CONTRACT?

Other than the CDSC, the Company will charge the fees and charges listed below unless the Company waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

-    a transfer fee for certain transfers among investment options;

-    an annual contract maintenance fee;

- a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be waived);


- an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and

-    premium taxes in some states (where taxes apply, they may never be waived).

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to owners. Portfolio expenses for the fiscal year ending December 31, 2003 are included in the Fee Table of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.


HOW DO I CONTACT THE COMPANY?

Any questions or inquiries should be directed to the Company's Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423, 1-800-789-6771. Please
include the Contract number and the owner's name. You may also contact us through our web site, www.commodoreva.com.

--------------------------------------------------------------------------------
                                    FEE TABLE
--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract. The first table describes the fees and expenses that you will pay at the time you buy the Contract, surrender the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES

      Maximum Contingent Deferred Sales Charge
          (as a percentage of purchase payments only)                 7%
      Current Transfer Fee (applies to transfers in
          excess of 12 in any contract year)                        $25
      Maximum Transfer Fee                                          $30

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses.

Annual Contract Maintenance Fee                                     $30

Separate Account Annual Expenses
(as a percentage of the average value of the owner's interest in the Subaccounts)

      Mortality and Expense Risk Charge                            1.25%
      Administration Charge                                        0.15%
                                                                   ----
      TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES                       1.40%

The next item shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.

Total Annual Portfolio Operating Expenses              Minimum     --    Maximum
(expenses that are deducted from Portfolio
assets, including management fees, distribution
and service (12b-1) fees, and other expenses)          _______%    --    ______%

EXAMPLES [TO BE UPDATED]

The examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the contract owner transaction expenses (described in the first table), the Separate Account expenses (described in the second table) and Portfolio fees and expenses (described in the third table).

This examples assume you invest $10,000 in the Contract for the time periods indicated. The examples also assume either the minimum or maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract at the end of the applicable time period:

--------------------------------------------------------------------------------
                  1 YEAR         3 YEARS          5 YEARS           10 YEARS
--------------------------------------------------------------------------------
MINIMUM
--------------------------------------------------------------------------------
MAXIMUM
--------------------------------------------------------------------------------

     (2) If you annuitize your Contract at the end of the applicable time period:

--------------------------------------------------------------------------------
                  1 YEAR         3 YEARS          5 YEARS           10 YEARS
--------------------------------------------------------------------------------
MINIMUM
--------------------------------------------------------------------------------
MAXIMUM
--------------------------------------------------------------------------------

     (3)  If you do not surrender your Contract:

--------------------------------------------------------------------------------
                  1 YEAR         3 YEARS          5 YEARS           10 YEARS
--------------------------------------------------------------------------------
MINIMUM
--------------------------------------------------------------------------------
MAXIMUM
--------------------------------------------------------------------------------

ADDITIONAL EXAMPLES [TO BE UPDATED]

----------------------------------------------------------------------------------------------------------------------------
                                                                                     EXAMPLE #1--ASSUMING SURRENDER

                                                                               If the owner surrenders his or her Contract
                                                                               at the end of the applicable time period, the
                                                                               following expenses would be charged on a
                                                                               $10,000 investment:
----------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                                                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------------------------------------
AIM V.I.-Capital Development Fund-Series II
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
AIM V.I.-Government Securities Fund-Series II
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
AIM V.I.-Global Utilities Fund-Series II
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
AIM V.I.-Mid Cap Growth Fund-Series II
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
Dreyfus V.I.F.-Appreciation Portfolio-Service Shares
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
Dreyfus V.I.F.-Money Market Portfolio
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
Dreyfus Stock Index Fund-Service Shares
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
INVESCO VIF-Core Equity Fund
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
INVESCO VIF-Financial Services Fund
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
INVESCO VIF-Health Sciences Fund
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
INVESCO VIF-Small Company Growth Fund
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
Janus A.S.-Aggressive Growth Portfolio-Service Shares
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
Janus A.S.-Balanced Portfolio-Service Shares
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
Janus A.S.-Growth Portfolio-Service Shares
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
Janus A.S.-Worldwide Growth Portfolio-Service Shares
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
Neuberger Berman-AMT Fasciano Portfolio (Class S)
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
Neuberger Berman-AMT Guardian Portfolio (Class S)
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
Oppenheimer Capital Appreciation Fund/VA-Service Class
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
Oppenheimer Global Securities Fund/VA-Service Class
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
Oppenheimer Main Street Small Cap Fund/VA-Service Class
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
Oppenheimer Multiple Strategies Fund/VA-Service Class
----------------------------------------------------------------------------------------------------------------------------
PBHG Insurance Series Fund-PBHG Large Cap Growth Portfolio
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Select Value Portfolio
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Tech & Comm Portfolio
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
PIMCO VIT High Yield Portfolio-Administrative Class
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
PIMCO VIT Real Return Portfolio-Administrative Class
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
PIMCO VIT Total Return Portfolio-Administrative Class
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
Rydex VT-Sector Rotation Fund
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
Strong Opportunity Fund II, Inc.-Advisor Series
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
Van Kampen UIF-Core Plus Fixed Income Portfolio
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
Van Kampen UIF-Value Portfolio
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
Van Kampen UIF-Mid Cap Value Portfolio
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------
Van Kampen UIF-U.S. Real Estate Portfolio
---------------------------------------------------------------------------- ----------- ----------- ----------- ------------

-------------------------------------------------------------------------------------------------------------------------------
                                                                                     EXAMPLE #2--ASSUMING NO SURRENDER

                                                                              If the owner does not surrender his or her
                                                                              Contract, or if it is annuitized, the following
                                                                              expenses would be charged on a $10,000 investment
                                                                              at the end of the applicable time period:
------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                                                      1 YEAR*     3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------------------------------------------------------------
AIM V.I.-Capital Development Fund-Series II
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
AIM V.I.-Government Securities Fund-Series II
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
AIM V.I.-Global Utilities Fund-Series II
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
AIM V.I.-Mid Cap Growth Fund-Series II
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Dreyfus V.I.F.-Appreciation Portfolio-Service Shares
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Dreyfus V.I.F.-Money Market Portfolio
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Dreyfus Stock Index Fund-Service Shares
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
INVESCO VIF-Core Equity Fund
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
INVESCO VIF-Financial Services Fund
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
INVESCO VIF-Health Sciences Fund
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
INVESCO VIF-Small Company Growth Fund
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Janus A.S.-Aggressive Growth Portfolio-Service Shares
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Janus A.S.-Balanced Portfolio-Service Shares
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Janus A.S.-Growth Portfolio-Service Shares
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Janus A.S.-Worldwide Growth Portfolio-Service Shares
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Neuberger Berman-AMT Fasciano Portfolio (Class S)
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Neuberger Berman-AMT Guardian Portfolio (Class S)
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Oppenheimer Capital Appreciation Fund/VA-Service Class
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Oppenheimer Global Securities Fund/VA-Service Class
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Oppenheimer Main Street Small Cap Fund/VA-Service Class
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Oppenheimer Multiple Strategies Fund/VA-Service Class
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Large Cap Growth Portfolio
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Select Value Portfolio
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Tech & Comm Portfolio
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
PIMCO VIT High Yield Portfolio-Administrative Class
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
PIMCO VIT Real Return Portfolio-Administrative Class
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
PIMCO VIT Total Return Portfolio-Administrative Class
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Rydex VT Sector Rotation Fund
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Strong Opportunity Fund II, Inc.-Advisor Series
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Van Kampen UIF-Core Plus Fixed Income Portfolio
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Van Kampen UIF-Value Portfolio
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Van Kampen UIF-Mid Cap Value Portfolio
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Van Kampen UIF-U.S. Real Estate Portfolio
----------------------------------------------------------------------------- ------------ ----------- ----------- ------------

* Annuitization is not permitted under the Contracts until after the second Contract Year

--------------------------------------------------------------------------------
                         CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------
                                 [TO BE UPDATED]
    INSERT APPROXIMATELY 8 PAGES FOR CONDENSED FINANCIAL INFORMATION TABLES.

FINANCIAL STATEMENTS

The financial statements and reports of independent auditors for the Company are included in the Statement of Additional Information.


PERFORMANCE INFORMATION

From time to time, the Company may advertise yields and/or total returns for the Subaccounts. THESE FIGURES ARE BASED ON HISTORICAL INFORMATION AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. Performance data and a more detailed description of the methods used to determine yield and total return are included in the Statement of Additional Information.

YIELD DATA

The "yield" of the money market Subaccount refers to the annualized income generated by an investment in that Subaccount over a specified seven-day period. The "effective yield" of the money market Subaccount is the same as the "yield" except that it assumes reinvestment of the income earned in that Subaccount. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The Company does not advertise yields for any Subaccount other than the money market Subaccount.

TOTAL RETURN DATA

The Company may advertise two types of total return data: "average annual total return" and "cumulative total return." Average annual total return is presented in both standardized and non-standardized form. "Standardized" total return data reflects the deduction of all charges that apply to all Contracts of that type, except for premium taxes. The contingent deferred sales charge ("CDSC") reflected in standardized total return is the percentage CDSC that would apply at the end of the period presented assuming the purchase payment was received on the first day of the period presented. "Non-standardized" total return data does not reflect the deduction of CDSCs and contract maintenance fees. Cumulative total return data is currently presented only in non-standardized form.

Total return data that does not reflect the CDSC and other charges will be higher than the total return realized by an investor who incurs the charges. Total return data will be higher for a Contract without any optional features than for a Contract with such features. "Average annual total return" is either hypothetical or actual return data that reflects performance of a Subaccount for a one-year period or for an average of consecutive one-year periods.

If average annual total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations. When a Subaccount has been in operation for one, five and ten years, average annual total return will be presented for these periods, although other periods may be presented as well.

"Cumulative total return" is either hypothetical or actual return data that reflects the performance of a Subaccount from the beginning of the period presented to the end of the period presented. If cumulative total return data is hypothetical, it reflects performance for a period of time before the Subaccount commenced operations.

OTHER PERFORMANCE MEASURES

The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue's Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor's Indices, Dow Jones Industrial Average, and Morningstar.

The Company may also:

- compare the performance of a Subaccount with applicable indices and/or industry averages;

- present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

- compare investment return on a tax-deferred basis with currently taxable investment return;

-    illustrate investment returns by graphs, charts, or otherwise

--------------------------------------------------------------------------------
                                   PORTFOLIOS
--------------------------------------------------------------------------------

The Separate Account currently offers the Subaccounts described below. Each Subaccount is invested in a Portfolio. Each Portfolio has its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. YOU SHOULD READ THE PORTFOLIO PROSPECTUSES CAREFULLY BEFORE MAKING ANY DECISION CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO, OR TRANSFERS AMONG, THE SUBACCOUNTS.

All dividends and capital gains distributed by the Portfolios are reinvested by the Separate Account and reflected in Accumulation Unit Values. Portfolio dividends and net capital gains are not distributed to owners.

The Securities and Exchange Commission does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Portfolios are available only through insurance company separate accounts and certain qualified retirement plans. Though a Portfolio may have a name and/or investment objectives which are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

--------------------------------------------------------------------------------
INVESTMENT / ADVISOR                       INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
AIM V.I. FUNDS
--------------------------------------------------------------------------------
AIM V.I.-CAPITAL DEVELOPMENT      The fund's investment objective is long-term
FUND-SERIES II                    growth of capital. The fund seeks to meet its
                                  objective by investing primarily in
Advisor - AIM Advisors, Inc.      securities, including common stocks,
                                  convertible securities and bonds, of small- and medium-sized companies. The fund may also invest up to 25% of its total assets in foreign securities.

--------------------------------------------------------------------------------
AIM V.I.-GLOBAL UTILITIES         The fund's investment objective is to achieve
FUND-SERIES II                    a high total return. The fund seeks to meet
                                  its objective by investing, normally, at
Advisor - AIM Advisors, Inc.      least 80% of its net assets, plus the amount
                                  of any borrowing for investment purposes, in domestic and foreign public utility companies.

--------------------------------------------------------------------------------
AIM V.I.-GOVERNMENT SECURITIES    The fund's investment objective is to achieve
FUND-SERIES II                    a high level of current income consistent
                                  with reasonable concern for safety of
Advisor - AIM Advisors, Inc.      principal. The fund seeks to meet its
                                  objective by investing, normally, at least
                                  80% of its net assets, plus the amount of any
                                  borrowing for investment purposes, in debt
                                  securities issued, guaranteed or otherwise
                                  backed by the U.S. Government. The fund may
                                  invest in securities of all maturities issued
                                  or guaranteed by the U.S. Government or its
                                  agencies and instrumentalities. The fund may
                                  also invest up to 20% of its net assets in
                                  foreign securities.
--------------------------------------------------------------------------------
AIM V.I.-MID CAP CORE EQUITY      The fund's investment objective is to achieve
FUND-SERIES II                    long-term growth of capital. The fund seeks
                                  to meet its objective by investing, normally,
Advisor - AIM Advisors, Inc.      at least 80% of its net assets, plus the
                                  amount of any borrowing for investment
                                  purposes, in equity securities. The fund also may invest up to 20% of its net assets in equity securities of companies in other market capitalization ranges or in investment-grade debt securities. The fund may also invest up to 25% of its total assets in foreign securities.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESTMENT / ADVISOR                       INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DREYFUS PORTFOLIOS                The Dreyfus Socially Responsible Growth Fund,
                                  Inc. seeks to provide capital growth with
THE DREYFUS SOCIALLY              current income as a secondary goal. To pursue
RESPONSIBLE GROWTH FUND, INC. -   these goals, the Fund invests primarily in
SERVICE SHARES                    common stock of companies that, in the
                                  opinion of the Fund's management, meet
Advisor - The Dreyfus             traditional investment standards, and conduct
Corporation Sub-Advisor -         their business in a manner that contributes
NCM Capital Management            to the enhancement of the quality of life in
Group, Inc.                       America.

--------------------------------------------------------------------------------
DREYFUS STOCK INDEX FUND-SERVICE  The Dreyfus Stock Index Fund seeks to match
SHARES                            the total return of the Standard & Poor's 500
                                  Composite Stock Price Index. To pursue this
Advisor - The Dreyfus             goal, the Fund generally invests in all 500
Corporation Index Manager -       stocks in the S&P 500(R) in proportion to
Mellon Equity Associates          their weighting in the index. The Fund is not
(an affiliate of Dreyfus)         sponsored, endorsed, sold or promoted by
                                  Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

--------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT       The Appreciation Portfolio seeks to provide
FUND-APPRECIATION PORTFOLIO-      long-term capital growth consistent with the
SERVICE SHARES                    preservation of capital. Current income is a
                                  secondary goal. It seeks to achieve its goals
Advisor - The Dreyfus             by investing in common stocks, focusing on
Corporation Sub-Advisor -         "blue chip" companies with total market
Fayez Sarofim & Co.               values of more than $5 billion at the time of
                                  purchase.

--------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT       The Money Market Portfolio seeks to provide
FUND-MONEY MARKET PORTFOLIO       as high a level of current income as is
                                  consistent with the preservation of capital
Advisor - The Dreyfus             and the maintenance of liquidity. This
Corporation                       Portfolio invests in a diversified portfolio
                                  of high quality short-term debt securities.
                                  An investment in the Money Market Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the
                                  Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

--------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------

INVESCO VIF-CORE EQUITY FUND      The Fund primarily invests in dividend-paying
                                  common stocks. The fund focuses on stocks
Advisor - INVESCO Funds           expected to provide relatively high income
Group, Inc.                       and consistent, stable returns. The fund may
                                  invest up to 30% of its total assets in
                                  non-dividend-paying stocks. The fixed-income portion of the fund is made up primarily of investment-grade corporate bonds.

--------------------------------------------------------------------------------
INVESTMENT / ADVISOR                       INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INVESCO VIF-FINANCIAL SERVICES    The Fund seeks capital growth. The Fund
FUND                              invests primarily in financial services
                                  stocks, particularly those that are
Advisor - INVESCO Funds           increasing their revenue streams along with
Group, Inc.                       their earnings. The portfolio focuses on
                                  market-driven companies with superior
                                  technology to deliver products and services that match their customers' needs. The fund concentrates on banks, insurance companies, asset managers, brokers and other financial service firms.

--------------------------------------------------------------------------------
INVESCO VIF-HEALTH SCIENCES FUND  The Fund seeks capital growth. The Fund seeks out strongly managed, innovative health care
Advisor - INVESCO Funds           companies, blending well-established firms
Group, Inc.                       with faster-growing, more dynamic health care
                                  businesses. These industries include
                                  pharmaceuticals, biotechnology, medical
                                  devices and supplies and health care
                                  services. Within these industries, the fund focuses on the market leaders that are well positioned to leverage demographics and innovative trends.

--------------------------------------------------------------------------------
INVESCO VIF-SMALL COMPANY GROWTH  The Fund seeks long-term capital growth. The
FUND                              Fund invests in the common stocks of
                                  diversified growth companies. Small
Advisor - INVESCO Funds           capitalization stocks are defined as
Group, Inc.                       companies that are included in the Russell
                                  2000 Growth Index at the time of purchase, or if not included in that index, have market capitalizations of $2.5 billion or below at the time of purchase. The fund focuses on companies with accelerating earnings growth attributable to rapid sales growth and new products or services.

--------------------------------------------------------------------------------
JANUS ASPEN SERIES
--------------------------------------------------------------------------------

JANUS ASPEN AGGRESSIVE GROWTH     This non-diversified portfolio seeks
PORTFOLIO-SERVICE SHARES          long-term growth of capital by investing
                                  primarily in common stocks selected for their
Advisor - Janus Capital           growth potential, and normally invests at
Management LLC                    least 50% of its equity assets in
                                  medium-sized companies.

--------------------------------------------------------------------------------
JANUS ASPEN BALANCED PORTFOLIO-   This diversified portfolio seeks long-term
SERVICE SHARES                    capital growth, consistent with preservation
                                  of capital and balanced by current income.
Advisor - Janus Capital           The Portfolio normally invests 40-60% of its
Management LLC                    assets in securities selected primarily for
                                  their growth potential and 40-60% of its assets in securities selected primarily for their income potential. The Portfolio will normally invest at least 25% of its assets in fixed-income securities.

--------------------------------------------------------------------------------
JANUS ASPEN GROWTH PORTFOLIO-     This diversified portfolio seeks long-term
SERVICE SHARES                    growth of capital in a manner consistent with
                                  the preservation of capital by investing
Advisor - Janus Capital           primarily in common stocks selected for their
Management LLC                    growth potential. Although the Portfolio can
                                  invest in companies of any size, it generally invests in larger, more established companies.

--------------------------------------------------------------------------------
JANUS ASPEN WORLDWIDE GROWTH      This diversified portfolio seeks long-term
PORTFOLIO-SERVICE SHARES          growth of capital in a manner consistent with
                                  the preservation of capital by investing
Advisor - Janus Capital           primarily in common stocks of companies of
Management LLC                    any size throughout the world.

--------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
--------------------------------------------------------------------------------

NEUBERGER BERMAN AMT FASCIANO     The Portfolio seeks long-term capital growth.
PORTFOLIO-CLASS S                 The Portfolio manager also may consider a
                                  company's potential for current income prior
Advisor - Neuberger Berman        to selecting it for the Portfolio. To pursue
Management, Inc.                  this goal, the Portfolio invests primarily in
Sub-Advisor - Neuberger           the common stocks of smaller companies, i.e.,
Berman, LLC                       those with market capitalizations of less
                                  than $1.5 billion at the time the Portfolio first invests in them. These include securities having common stock characteristics, such as securities convertible into common stocks, and rights and warrants to purchase common stocks.

--------------------------------------------------------------------------------
NEUBERGER BERMAN AMT GUARDIAN     The Portfolio seeks long-term growth of
PORTFOLIO-CLASS S                 capital; current income is a secondary goal.
                                  To pursue these goals, the Portfolio invests
Advisor - Neuberger Berman        mainly in common stocks of
Management, Inc.                  large-capitalization companies. The managers
Sub-Advisor - Neuberger           look for well-managed companies whose stock
Berman, LLC                       prices are undervalued. Because the managers
                                  tend to find that undervalued stocks may be more common in certain sectors of the economy at a given time, the Portfolio may emphasize those sectors.

--------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
--------------------------------------------------------------------------------

OPPENHEIMER CAPITAL APPRECIATION  The Fund seeks capital appreciation to make
FUND/VA-SERVICE CLASS             your investment grow. It emphasizes
                                  investments in common stocks of well-known,
Advisor - Oppenheimer             established companies.
Funds, Inc.

------------------------------------------ -------------------------------------
OPPENHEIMER GLOBAL SECURITIES     The Fund seeks long-term capital appreciation
FUND/VA-SERVICE CLASS             by investing a substantial portion of assets
                                  in the securities of foreign issuers, in
Advisor - Oppenheimer             "growth-type" companies, in cyclical
Funds Inc.                        industries, and in special situations that
                                  are considered to have appreciation
                                  possibilities. It invests mainly in common stocks of U. S. and foreign issuers.

--------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL     The fund seeks capital appreciation to make
CAP FUND/VA-SERVICE CLASS         your investment grow. The Fund invests mainly
                                  in common stocks of "small-cap" companies.
Advisor - Oppenheimer             The Fund incorporates a blended style of
Funds Inc.                        investing combining both growth and value
                                  styles.

--------------------------------------------------------------------------------
OPPENHEIMER MULTIPLE STRATEGIES   The Fund seeks a total investment return,
FUND/VA-SERVICE CLASS             which includes current income and capital
                                  appreciation in the value of its shares. The
Advisor - Oppenheimer Funds Inc.  Fund allocates its investments among common stocks, debt securities, and "money market" instruments.

--------------------------------------------------------------------------------
PBHG INSURANCE SERIES FUND
--------------------------------------------------------------------------------

PBHG-LARGE CAP GROWTH PORTFOLIO   The investment objective of the PBHG Large
                                  Cap Growth Portfolio is to seek long-term
Advisor - Pilgrim Baxter &        growth of capital. The Portfolio invests
Associates, Ltd.                  primarily in growth securities, such as
                                  common stocks of large capitalization
                                  companies that, in the Advisor's opinion, have strong business momentum, growth in earnings and potential for capital appreciation. Although these companies generally have market capitalizations similar to the market capitalizations of the companies in the Russell 1000(R) Growth
                                  Index, Pilgrim Baxter intends to focus on companies whose market capitalizations are over $ 5 billion at the time of purchase.

--------------------------------------------------------------------------------
INVESTMENT / ADVISOR                       INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
PBHG-MID-CAP VALUE PORTFOLIO      The investment objective of PBHG Mid-Cap
                                  Value Portfolio is to seek to provide
Advisor - Pilgrim Baxter &        investors with above-average total return
Associates, Ltd.                  over a 3 to 5 year market cycle, consistent
                                  with reasonable risk. The Portfolio invests primarily in common stocks of companies that have market capitalizations similar to those in the S&P Mid-Cap(R) 400 Index and are currently under priced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. The Portfolio generally has a lower price to earnings ratio than the Index and its sector weightings are generally within 10% of the Index.

--------------------------------------------------------------------------------
PBHG-SELECT VALUE PORTFOLIO       The investment objective of the PBHG Select
                                  Value Portfolio is to seek long-term growth
Advisor - Pilgrim Baxter &        of capital and income. Current income is a
Associates, Ltd.                  secondary objective. The Portfolio invests in
                                  common stocks, of no more than 30 companies that have market capitalizations similar to the companies in the S&P 500 Index and are currently under priced using certain financial measurements, such as their price-to-earnings ratios, dividend income potential and earnings power. The Advisor expects to focus on those companies whose market capitalizations are over $1 billion at the time of purchase.

--------------------------------------------------------------------------------
PBHG-TECHNOLOGY & COMMUNICATIONS  The investment objective of the PBHG
PORTFOLIO                         Technology & Communications Portfolio is to
                                  seek long-term growth of capital. Current
Advisor - Pilgrim Baxter &        income is incidental to the Portfolio's
Associates, Ltd.                  objective. The Portfolio, a non-diversified
                                  fund, invests primarily in common stocks of companies doing business in the technology and communications sector of the market. The
                                  Portfolio is concentrated which means it will invest 25% or more of its total assets in the group of industries within this sector.

--------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------

PIMCO VIT-HIGH YIELD              The Portfolio seeks maximum total return
PORTFOLIO-ADMINISTRATIVE CLASS    consistent with preservation of capital and
                                  prudent investment management. The Portfolio
Advisor - Pacific Investment      invests under normal circumstances at least
Management Company LLC            80% of its assets in a diversified portfolio
                                  of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S & P, or, if unrated, determined by the Advisor to be of comparable quality.

--------------------------------------------------------------------------------
PIMCO VIT-REAL RETURN             The Portfolio seeks maximum real return
PORTFOLIO-ADMINISTRATIVE CLASS    consistent with preservation of real capital
                                  and prudent investment management. The
Advisor - Pacific Investment      Portfolio invests under normal circumstances
Management Company LLC            at least 65% of its assets in
                                  inflation-indexed bonds of varying maturities issued by the U. S. and non-U. S.
                                  governments, their agencies or
                                  government-sponsored enterprises and
                                  corporations.

--------------------------------------------------------------------------------
PIMCO VIT-TOTAL RETURN            The Portfolio seeks maximum total return
PORTFOLIO-ADMINISTRATIVE CLASS    consistent with preservation of capital and
                                  prudent investment management. The Portfolio
Advisor - Pacific Investment      invests under normal circumstances at least
Management Company LLC            65% of its assets in a diversified Portfolio
                                  of Fixed Income Instruments of varying
                                  maturities. The Fund's average portfolio duration normally varies within a three- to six-year time frame, based on the Advisor's forecast for interest rates.

--------------------------------------------------------------------------------
INVESTMENT / ADVISOR                       INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
YDEX VARIABLE TRUST FUNDS
--------------------------------------------------------------------------------

RYDEX VARIABLE TRUST SECTOR       The Fund seeks long-term capital
ROTATION FUND                     appreciation. The Fund seeks to respond to
                                  the dynamically changing economy by moving
Advisor - Rydex Global            its investments among different sectors or
Advisors                          industries. Each month the Advisor, using a
                                  quantitative methodology, ranks the
                                  fifty-nine industries comprising the
                                  components of the S&P 1500 Index, based on several measures of price momentum. The Fund then invests in the top ranked industries.
                                  Subject to maintaining adequate liquidity in the Fund, each industry or sector investment is intended to represent the entire industry or sector. The Fund invests in equity securities, but may also invest in leveraged instruments such as futures contracts, options and swap transactions.

--------------------------------------------------------------------------------
STRONG PORTFOLIOS
--------------------------------------------------------------------------------

STRONG OPPORTUNITY FUND II,       The investment objective of the Strong
INC.-ADVISOR SERIES               Opportunity Fund II is to seek capital
                                  growth. It currently emphasizes medium-sized
Advisor - Strong Investments      companies that the advisor believes are
                                  under-researched and attractively valued.

--------------------------------------------------------------------------------

STRONG VARIABLE INSURANCE         The investment objective of the Strong Mid
FUNDS, INC.-STRONG MID            Cap Growth Fund II is to seek capital growth.
CAP GROWTH FUND II                It invests primarily in equity securities
                                  that the Fund's managing advisor believes
Advisor - Strong Investments      have above-average growth prospects.

--------------------------------------------------------------------------------
VAN KAMPEN-THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
--------------------------------------------------------------------------------

VAN KAMPEN UIF-CORE PLUS FIXED   The investment objective of the Core Plus
INCOME PORTFOLIO-(formerly,      Fixed Income Portfolio is to seek
Fixed Income Portfolio)          above-average total return over a market
                                 cycle of three to five years by investing
Advisor - Van Kampen(1)          primarily in a diversified portfolio of fixed
                                 income securities. The Portfolio invests primarily in a diversified mix of dollar denominated investment grade fixed income securities, particularly U.S. Government, corporate and mortgage securities. The
                                 Portfolio ordinarily will seek to maintain an average weighted maturity in excess of five years. The Portfolio may invest opportunistically in non-dollar-denominated securities and high yield securities
                                 (commonly referred to as "junk bonds").

--------------------------------------------------------------------------------
VAN KAMPEN UIF-MID CAP VALUE     The investment objective of the Mid Cap Value
PORTFOLIO                        Portfolio is to seek above-average total
                                 return over a market cycle of three to five
Advisor - Van Kampen(1)          years by investing primarily in common stocks
                                 and equity securities. The Portfolio invests primarily in common stocks of companies with capitalizations generally in the range of companies included in the S&P MidCap 400
                                 Index. The Portfolio may purchase stocks that typically do not pay dividends. The Advisor analyzes securities to identify stocks that are believed to be undervalued, and measures the relative attractiveness of the
                                 Portfolio's current holdings against
                                 potential purchases.

--------------------------------------------------------------------------------
VAN KAMPEN UIF-U.S. REAL ESTATE  The investment objective of the U.S. Real
PORTFOLIO                        Estate Portfolio is to seek above-average
                                 current income and long-term capital
Advisor - Van Kampen(1)          appreciation by investing primarily in equity
                                 securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs).

--------------------------------------------------------------------------------
INVESTMENT / ADVISOR                       INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
VAN KAMPEN UIF-VALUE PORTFOLIO   The investment objective of the Value
                                 Portfolio is to seek above-average total
Advisor - Van Kampen(1)          return over a market cycle of three to five
                                 years by investing primarily in common stocks and other equity securities. The Portfolio invests primarily in common stocks of companies with capitalizations generally greater than $2.5 billion. The Portfolio focuses on stocks that are believed to be undervalued in comparison with the stock market as a whole, as measured by the S&P 500
                                 Index. The Portfolio may purchase stocks that do not pay dividends; and it may invest, to a limited extent, in foreign equity securities.

--------------------------------------------------------------------------------

(1) Morgan Stanley Investment Management Inc., which does business in certain instances using the name "Van Kampen," serves as the investment advisor to the Mid Cap Value, Value, Core Plus Fixed Income and U.S. Real Estate Portfolios. Prior to May 1, 2002 Morgan Stanley Investments LP (formerly Miller Anderson & Sherrerd, LLP), an affiliate of Morgan Stanley Investment Management Inc., served as the investment advisor to the Mid Cap Value, Value and Core Plus Fixed Income Portfolios.

ADDITIONS, DELETIONS, OR SUBSTITUTIONS

The Company may add or delete Subaccounts at any time, or may substitute one Portfolio for another, at any time. The Company does not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of purchase payments or transfers. In the event of any substitution or change, the Company may make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change.

Additions, deletions or substitutions of Subaccounts or Portfolios may be due to an investment decision by the Company, or due to an event not within the Company's control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company which offers a Portfolio. The Portfolio prospectuses describe the possibility of material conflict of interest in greater detail.

If the Company eliminates a Subaccount or substitutes the shares of another investment company for the shares of any Portfolio, the Company will first obtain approval of the Securities and Exchange Commission to the extent required by the Investment Company Act of 1940, as amended ("1940 Act"), or other applicable law. The Company will also notify owners before it eliminates a Subaccount or substitutes a Portfolio.

New Subaccounts may be established when, in the sole discretion of the Company, marketing, tax, investment or other conditions so warrant. Any new Subaccounts will be made available to existing owners on a basis to be determined by the Company.

If deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more separate accounts.

VOTING RIGHTS

To the extent required by law, all Portfolio shares held in the Separate Account will be voted by the Company at regular and special shareholder meetings of the respective Portfolios in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the owner's percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The owner's percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the respective Portfolios.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from owners of all Contracts participating in the Subaccount.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*Neither the owner nor payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

--------------------------------------------------------------------------------
                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Annuity Investors Life Insurance Company(R) (the "Company") is a stock life insurance company. It was incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The home office of the Company is located at 525 Vine Street, Cincinnati, Ohio 45202.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R) which is a wholly owned subsidiary of Great American Financial Resources, Inc. ("GAFRI") a publicly traded insurance holding company (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

The Company may from time to time publish in advertisements, sales literature and reports to owners the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's, and Fitch. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company. Each year A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect A.M. Best Company's opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. Ratings of the Company do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

--------------------------------------------------------------------------------
                              THE SEPARATE ACCOUNT
--------------------------------------------------------------------------------

Annuity Investors(R) Variable Account C was established by the Company as an insurance company separate account under the laws of the State of Ohio on November 7, 2001 pursuant to resolution of the Company's Board of Directors. The Separate Account is registered with the Securities and Exchange Commission under the 1940 Act as a unit investment trust. However, the Securities and Exchange Commission does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the Company's general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are the obligation of the Company.

--------------------------------------------------------------------------------
                         GREAT AMERICAN ADVISORS(SM), INC.
--------------------------------------------------------------------------------

Great American Advisors(SM), Inc. ("GAA"), an affiliate of the Company, is the principal underwriter and distributor of the Contracts. GAA is a wholly owned subsidiary of GAFRI. GAA is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). Its principal offices are located at 525 Vine Street, Cincinnati, Ohio 45202. The Company pays GAA for acting as underwriter according to the terms of a distribution agreement.

GAA sells Contracts through its registered representatives. In addition, GAA may enter into sales agreements with other broker-dealers to solicit applications for the Contracts through its registered representatives. These broker-dealers are registered with the Securities and Exchange Commission and are members of the NASD. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuities.

The Company or GAA may pay commissions to registered representatives of GAA and other broker-dealers of up to 8.5% of purchase payments made under the Contracts. These commissions are reduced for Contracts issued to owners over age
80. When permitted by state law and in exchange for lower initial commissions, GAA and/or the Company may pay trail commissions to registered representatives of GAA and to other broker-dealers. Trail commissions are not expected to exceed 2% of the Account Value of a Contract on an annual basis. To the extent permitted under current law, the Company and/or GAA may pay production, persistency and managerial bonuses as well as other promotional incentives, in cash or other compensation, to registered representatives of GAA and/or other broker-dealers.

--------------------------------------------------------------------------------
                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

CHARGES AND DEDUCTIONS BY THE COMPANY


There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, premium taxes (where applicable) and transfer fees. There are also charges assessed pro rata against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge and the administration charge.


Except as described below, the Company will never charge more to a Contract than the fees and charges described even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to owners.

The Company reserves the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals. The maximum amount of these charges and fees is described below.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

Purpose of Charge   Offset expenses incurred by the Company in the sale of the
                    Contracts, including commissions paid and costs of sales literature.

Amount of Charge    Up to 7% of each purchase payment, depending on the number of years elapsed since receipt of the purchase payment.

----------------------------------------------------------------------------------------------
Number of full years elapsed between
date of receipt of purchase payment       0      1      2      3      4      5      6     7 or
and date request for surrender                                                            more
received
----------------------------------------------------------------------------------------------
CDSC as a percentage of purchase
payment surrendered                       7%     7%     7%     6%     5%     4%     2%     0%
----------------------------------------------------------------------------------------------


When Assessed           On partial or full surrenders of purchase payments
                        during the Accumulation Period.

Assessed Against What   Purchase payments only, not earnings. See the Surrenders
                        section of this prospectus for information on order of withdrawal of purchase payments and earnings.

  Waivers            -      Free withdrawal privilege. See the Surrenders
                            section for information.

                     - In the Company's discretion where the Company incurs reduced sales and servicing expenses.

                     - If the Contract is issued with a tax sheltered annuity endorsement: (i) upon separation from service if owner has attained age 55 and the Contract has been in force for at least seven years; or (ii) after the Contract has been in force ten years or more.

                     - Long term care waiver rider. See the Surrenders section for information.

                     - If the Social Security Administration determines after the Contract is issued that the owner is "disabled" as that term is defined in the Social Security Act of 1935, as amended.

                     - If the spouse becomes successor owner. See the Account Value section for information.

                     -      Where required to satisfy state law.

CONTRACT MAINTENANCE FEE

  Purpose of Charge         Offset expenses incurred in issuing the Contracts
                            and in maintaining the Contracts and the Separate
                            Account.

  Amount of Charge          $30.00 per year.

  When Assessed             During the Accumulation Period the charge is
                            deducted on each anniversary of the effective date of the Contract, and at time of full surrender.
                            During the Benefit Payment Period a pro rata portion of the charge is deducted from each benefit payment.

  Assessed Against What     Amounts invested in the Subaccounts and Fixed
                            Account options. During the Accumulation Period, the charge is deducted pro rata from the Subaccounts and Fixed Account options in which the Contract has an interest on the date of the charge. During the Benefit Payment Period, a pro rata portion of the annual charge is deducted from each benefit payment.

  Waivers            -      During the Accumulation Period if the Account Value
                            is at least $40,000 on the date the charge is due.

                     - During the Benefit Payment Period if the amount applied to the annuity benefit is at least $40,000.

                     - If the Contract is issued with a tax sheltered annuity endorsement.

                     - In the Company's discretion where the Company incurs reduced sales and servicing expenses.

                     - During the Benefit Payment Period where required to satisfy state law.


TRANSFER FEE

  Purpose of Charge         Offset cost incurred in administering the Contracts.

  Amount of Charge          $25 for each transfer in excess of 12 in any
                            contract year. The Company reserves the right to change the amount of this charge, or the number of transfers which can be made without incurring the charge at any time. The transfer fee will never exceed $30 for each transfer, and the number of transfers that can be made without a charge will never be fewer than 8.

  When Assessed             During the Accumulation Period.

  Assessed Against What     Deducted from amount transferred.

  Waivers Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio re-balancing programs. Transfers associated with these programs do not count toward the free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

ADMINISTRATION CHARGE

  Purpose of Charge         Offset expenses incurred in administering the
                            Contracts and the Separate Account.

  Amount of Charge          Daily charge equal to 0.000411% of the daily Net
                            Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

  When Assessed             During the Accumulation Period and during the
                            Benefit Payment Period if a variable dollar benefit is elected.

  Assessed Against What     Amounts invested in the Subaccounts.

  Waivers May be waived or reduced in the Company's discretion where the Company incurs reduced sales and servicing expenses.

MORTALITY AND EXPENSE RISK CHARGE

  Purpose of Charge         Compensation for bearing certain mortality and
                            expense risks under the Contract. Mortality risks arise from the Company's obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

  Amount of Charge          Daily charge equal to 0.003403% of the daily Net
                            Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%. The Company estimates that the mortality risk component of this charge is 0.75% and the expense risk component is 0.50%.

  When Assessed             Benefit Payment Period if a variable dollar benefit
                            is elected.

  Assessed Against What     Amounts invested in the Subaccounts.

  Waivers                   None.



PREMIUM TAXES

Certain state and local governments impose premium taxes. These taxes currently range up to 5.0% depending upon the jurisdiction. The Company will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under state law.

DISCRETIONARY WAIVERS OF CHARGES

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the total amount of purchase payments to be received; and (2) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

EXPENSES OF THE PORTFOLIOS

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Fee Table of this prospectus, unless a Portfolio commenced operations in the current calendar year. In that case, estimated Portfolio expenses are included in the Fee Table of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

--------------------------------------------------------------------------------
                                  THE CONTRACTS
--------------------------------------------------------------------------------

Each Contract is an agreement between the Company and the owner. Values, benefits and charges are calculated separately for each Contract. Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given State may depend on that State's approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. The Contracts also may be modified as necessary to meet the requirements for inclusion as an investment option in the Texas Optional Retirement Program or other retirement program.

RIGHT TO CANCEL

The owner of an individual Contract may cancel it before midnight of the tenth day following the date the owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the owner cancels the Contract, the Contract will be void and the Company will refund the purchase payment(s) paid for it plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received by the Company. When required by state or federal law, the Company will return the purchase payments without any investment gain or loss, during all or part of the right to cancel period. In addition, when required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during all or part of the right to cancel period. When required by state law, the right to cancel period may be longer than 10 days. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the owner instructed.

PERSONS WITH RIGHTS UNDER A CONTRACT

OWNER: The owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the annuitant, beneficiary and payee). An owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

JOINT OWNERS: There may be joint owners of a non-tax-qualified Contract. Joint owners may each exercise transfer rights and make purchase payment allocations independently. All other rights must be exercised by joint action. A surviving joint owner who is not the spouse of a deceased owner may not become a successor owner, but will be deemed to be the beneficiary of the death benefit which becomes payable on the death of the first owner to die, regardless of any beneficiary designation.

SUCCESSOR OWNER: The surviving spouse of a deceased owner may become a successor owner if the surviving spouse was either the joint owner or sole surviving beneficiary under the Contract. In order for a spouse to become a successor owner, the owner must make an election prior to the owner's death, or the surviving spouse must make an election within one year of the owner's death.

ANNUITANT: The annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The annuitant must be the same person as the owner under a tax-qualified Contract. The owner may designate or change an annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

BENEFICIARY: The person entitled to receive the death benefit. The owner may designate or change the beneficiary, except that a surviving joint owner will be deemed to be the beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no beneficiary is designated, and there is no surviving joint owner, the owner's estate will be the beneficiary. The beneficiary will be the measuring life for life contingent death benefit payments.

PAYEE: Under a tax-qualified Contract, the owner-annuitant is the payee of annuity benefits. Under a non-tax-qualified Contract, the owner may designate the payee of annuity benefits. Irrevocable naming of a payee other than the owner can have adverse tax consequences. The beneficiary is the payee of the death benefit.

ASSIGNEE: Under a tax-qualified Contract, assignment is not permitted. The owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

--------------------------------------------------------------------------------
                               ACCUMULATION PERIOD
--------------------------------------------------------------------------------

Each Contract allows for an Accumulation Period during which purchase payments are invested according to the owner's instructions. During the Accumulation Period, the owner can control the allocation of investments through telephone, facsimile or Internet transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio re-balancing and interest sweep. These programs and telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The owner can access the Account Value during the Accumulation Period through surrenders, systematic withdrawal, or contract loans (if available). These withdrawal features are described more fully in the Surrenders and Contract Loans sections of this prospectus.

ACCOUNT STATEMENTS

During the Accumulation Period, the Company will provide a report of the Contract's Account Value, and any other information required by law, at least once each contract year. Owners should promptly notify the Company of any address change. This is especially important if owners are receiving such reports and other information by mail rather than electronically. Owners at a shared address who are currently receiving one account statement, prospectus or shareholder report per household may receive separate account statements, prospectuses or shareholder reports by contacting the Company at 1-800-789-6771. The Company will provide confirmation statements showing any transactions that affect the Contract's value. Confirmation of regularly scheduled transactions, however, will be provided in quarterly statements of account activity. Examples of such recurring transactions include purchase payments (after the initial purchase payment) under a salary reduction program, systematic withdrawals, and dollar cost averaging transactions. Owners should review statements and confirmations carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Contract. Unless the Company is notified within 30 days of receipt of the statement, the Company will assume statements and confirmations are correct.

ACCOUNT VALUE

The value of a Contract during the Accumulation Period is referred to as the "Account Value." The Account Value at any given time is the sum of (1) the value of the owner's interest in the fixed investment options as of that time; and (2) the value of the owner's interest in the Subaccounts as of that time. The value of the owner's interest in the Subaccounts at any time is equal to the sum of the number of Accumulation Units for each Subaccount attributable to that Contract multiplied by the Accumulation Unit Value for the applicable Subaccount at the end of that Valuation Period. The Account Value at any time is net of any charges, deductions, surrenders, and/or outstanding loans incurred prior to or as of the end of that Valuation Period.

ACCUMULATION UNITS

Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

       -      transfer from a Subaccount

       -      full or partial surrender from a Subaccount

       -      payment of a death benefit

       -      application of the amounts in a Subaccount to a settlement option

       -      deduction of the contract maintenance fee

       -      deduction of a transfer fee

STEPPED-UP ACCOUNT VALUE FOR SUCCESSOR OWNER


If the surviving spouse of a deceased owner becomes a successor owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable as of what would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments made by the successor owner after that date.


For purposes of determining what would have been the Death Benefit Valuation Date, the election to become successor owner will be deemed to be instructions as to the form of death benefit. The election to become successor owner must be made within one year of the date of the owner's death.

PURCHASE PAYMENTS

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                             TAX-QUALIFIED                NON-TAX-QUALIFIED
---------------------------------------------------------------------------------------------------------------------
MINIMUM INITIAL PURCHASE PAYMENT                             $2,000                       $10,000
---------------------------------------------------------------------------------------------------------------------
MINIMUM MONTHLY UNDER PERIODIC PAYMENT PROGRAM               $50                          Not Applicable
---------------------------------------------------------------------------------------------------------------------
MINIMUM ADDITIONAL PAYMENTS                                  $50                          $100
---------------------------------------------------------------------------------------------------------------------
MAXIMUM SINGLE PURCHASE PAYMENT                              $1,000,000 * or Company      $1,000,000* or Company
                                                             approval                     approval
-----------------------------------------------------------------------------------------------------------------------
* The maximum single purchase payment is $500,000 for issue ages above age 80 or Company approval.
-----------------------------------------------------------------------------------------------------------------------

The Company reserves the right to increase or decrease the minimum initial purchase payment, or the minimum monthly payment, or the minimum allowable additional purchase payment, or the maximum single purchase payment, at its discretion and at any time, where permitted by law.

Each purchase payment will be applied by the Company to the credit of the owner's account. If the order ticket is in good order, the Company will apply the initial purchase payment to an account for the owner within two business days of receipt of the purchase payment. If the order ticket is not in good order, the Company will attempt to get the order ticket in good order within five business days. If the order ticket is not in good order at the end of this period, the Company will inform the purchaser of the reason for the delay and that the purchase payment will be returned immediately unless the purchaser specifically consents to the Company keeping the purchase payment until the order ticket is in good order. Once the order ticket is in good order, the initial purchase payment will be applied to the owner's account within two business days. During the right to cancel period, the Company reserves the right to allocate all purchase payments to either the Fixed Accumulation Account or a money market Subaccount. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the owner has instructed.

Each additional purchase payment is credited to a Contract as of the Valuation Date on which the Company receives the purchase payment. If the purchase payment is allocated to a Subaccount, it will be applied at the Accumulation Unit Value calculated at the end of the Valuation Period in which that Valuation Date occurs.

INVESTMENT OPTIONS--ALLOCATIONS

Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. See The Portfolios section of this prospectus for a listing and description of the currently available Subaccounts. Interests in the Subaccounts are securities registered with the Securities and Exchange Commission. The owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.

Interests in the Fixed Account options are not securities and are not registered with the Securities and Exchange Commission. Amounts allocated to the Fixed Account options will receive a stated rate of interest of at least 3% per year. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.

FIXED ACCOUNT OPTIONS

The currently available Fixed Account options are as follows:

    Fixed Accumulation Account Option
    Three Year Guaranteed Interest Rate Option
    Seven Year Guaranteed Interest Rate Option

The current restrictions on allocations for either tax-qualified or non-tax-qualified Contracts are as follows:

--------------------------------------------------------------------------------------------------------------------
MINIMUM ALLOCATION TO ANY SUBACCOUNT                       $10
-------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MINIMUM ALLOCATION TO FIXED ACCUMULATION ACCOUNT           $10
-------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
MINIMUM ALLOCATION TO THREE OR SEVEN YEAR GUARANTEED       $2,000
INTEREST RATE OPTION OR ANY OTHER FIXED ACCOUNT            No amounts may be allocated to any guarantee period
GUARANTEED INTEREST RATE OPTION WHICH MAY BE OFFERED       option which would extend beyond the owner's 85th
                                                           birthday or 5 years after the effective date of the
                                                           Contract, if later.
-------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
ALLOCATION DURING RIGHT TO CANCEL PERIOD                   No current restrictions, but the Company reserves
                                                           the right to require that purchase payment(s) be
                                                           allocated to the money market Subaccount or to the
                                                           Fixed Accumulation Account option during the right
                                                           to cancel period.
--------------------------------------------------------------------------------------------------------------------



PRINCIPAL GUARANTEE PROGRAM


An owner may elect to have the Company allocate a portion of a purchase payment to the Seven Year Guaranteed Interest Rate Option such that, at the end of the seven year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the Seven Year Guaranteed Interest Rate Option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the owner's instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000.


RENEWAL OF FIXED ACCOUNT GUARANTEED INTEREST RATE OPTIONS

At the end of a guarantee period, and for 30 days preceding the end of such guarantee period, the owner may elect to allocate the amount maturing to any of the available investment options under the Contract. If the owner does not make a reallocation election, the amount maturing will be allocated to the guarantee period option with the same number of years as the period expiring, or the next shortest period as may be required to comply with the restriction on allocation to guarantee period options as described in the Investment Options--Allocations section of this prospectus. If no guarantee period is available due to this restriction, the amount maturing will be allocated to the Fixed Accumulation Account option.

TRANSFERS

During the Accumulation Period, an owner may transfer amounts among Subaccounts, among Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.

The current restrictions on transfers for either tax-qualified or non-tax-qualified Contracts are as follows:

-----------------------------------------------------------------------------------------------------------------------
MINIMUM TRANSFER TO ANY FIXED ACCOUNT GUARANTEE INTEREST    $2,000
RATE OPTION                                                 No amounts may be transferred to a guarantee period
                                                            option which would extend beyond the owner's 85th
                                                            birthday or 5 years after the effective date of the
                                                            Contract, if later.
-----------------------------------------------------------------------------------------------------------------------

MAXIMUM TRANSFER FROM FIXED ACCOUNT OPTION OTHER THAN       During any contract year, 20% of the Fixed Account
FIXED ACCOUNT GUARANTEED INTEREST RATE OPTION WHICH IS      option's value as of the most recent contract
MATURING                                                    anniversary.
-----------------------------------------------------------------------------------------------------------------------

OTHER RESTRICTIONS ON TRANSFERS FROM FIXED ACCOUNT OPTIONS  -  May not be made prior to first contract anniversary.

                                                            -  Amounts transferred from Fixed Account options to
                                                               Subaccounts may not be transferred back to Fixed Account
                                                               options for a period of 6 months from the date of the
                                                               original transfer.
-----------------------------------------------------------------------------------------------------------------------

A transfer is effective on the Valuation Date during which the Company receives the request for transfer, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.

AUTOMATIC TRANSFER PROGRAMS

During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio re-balancing, or interest sweep transfers, and transfers under these programs will not count toward the twelve transfers permitted under the Contract without a transfer fee. However, the Company reserves the right to impose a fee in such amount as the Company may then determine to be reasonable for participation in automatic transfer programs, as described in the Charges and Deductions section of this prospectus.

------------------------------- ---------------------------- ----------------------------- ----------------------------
        SERVICE                       DESCRIPTION             MINIMUM ACCOUNT REQUIREMENTS      LIMITATIONS/NOTES
------------------------------- ---------------------------- ----------------------------- ----------------------------

DOLLAR COST AVERAGING           Automatic transfers from     Source of funds must be at    Dollar cost averaging
There are risks involved in     the money market             least $10,000. Minimum        transfers may not be made
switching between investments   Subaccount to any other      transfer is $500. When        to any of the Fixed
available under the Contract.   Subaccount(s), or from the   balance of source of funds    Account options, or to the
Dollar cost averaging           Fixed Accumulation Account   falls below $500, entire      money market Subaccount.
requires regular investments    option to any                balance will be allocated     The dollar cost averaging
regardless of fluctuating       Subaccount(s) other than     according to dollar cost      transfers will take place
price levels and does not       the money market             averaging instructions.       on the last Valuation Date
guarantee profits or prevent    Subaccount, on a monthly                                   of each calendar month or
losses in a declining market.   or quarterly basis.                                        quarter as requested by
You should consider your                                                                   the owner.
financial ability to continue
dollar cost averaging
transfers through periods of
changing price levels.
------------------------------- ---------------------------- ----------------------------- ----------------------------

------------------------------- ---------------------------- ----------------------------- ----------------------------
           SERVICE                      DESCRIPTION          MINIMUM ACCOUNT REQUIREMENTS       LIMITATIONS/NOTES
------------------------------- ---------------------------- ----------------------------- ----------------------------
PORTFOLIO RE-BALANCING          Automatically transfer       Minimum Account Value of      Transfers will take place
                                amounts among the            $10,000.                      on the last Valuation Date
                                Subaccounts and the Fixed                                  of each calendar quarter.
                                Accumulation Account                                       Portfolio re-balancing
                                option to maintain the                                     will not be available if
                                percentage allocations                                     the dollar cost averaging
                                selected by the owner.                                     program or an interest
                                                                                           sweep from the Fixed
                                                                                           Accumulation Account
                                                                                           option is being utilized.

------------------------------- ---------------------------- ----------------------------- ----------------------------
INTEREST SWEEP                  Automatic transfers of the   Balance of each Fixed         Interest sweep transfers
                                interest from any Fixed      Account option selected       will take place on the
                                Account option(s) to any     must be at least $5,000.      last Valuation Date of
                                Subaccount(s).               Maximum transfer from each    each calendar quarter.
                                                             Fixed Account option          Interest sweep is not
                                                             selected is 20% of such       available from the Seven
                                                             Fixed Account Option's        Year Guaranteed Interest
                                                             value per year. Amounts       Rate Option if the
                                                             transferred under the         Principal Guarantee
                                                             interest sweep program will   Program is selected.
                                                             reduce the 20% maximum
                                                             transfer amount otherwise
                                                             allowed.
------------------------------- ---------------------------- ----------------------------- ----------------------------

TERMINATION OF AUTOMATIC TRANSFER PROGRAMS

The owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days' notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by U.S. or overnight mail, or by facsimile at 513-412-3766. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

TELEPHONE, FACSIMILE OR INTERNET TRANSFERS

Currently, instead of placing a request in writing, an owner may place a request for all or part of the Account Value to be transferred by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period, Transfer instructions currently may be placed by telephone at 1-800-789-6771, or via facsimile at 513-412-3766, or over the Internet through the Company's web site at www.commodoreva.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company's web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days' written notice to affected Contract owners.

The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. The owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

OTHER RESTRICTIONS ON TRANSFERS

Transfers involving Subaccounts may be subject to restrictions or requirements if exercised by a market timing firm or any other third party authorized to initiate transfers on behalf of multiple Contract owners. In particular, a pattern of transfers that coincides with a market timing strategy has the potential to have a detrimental effect on Accumulation Unit Values or Portfolio net asset values. Portfolios may refuse to execute such transfer requests. The Company may be unable to effectuate transfers in such situations.

Additionally, the Company reserves the right to refuse or limit transfer requests (or take any other action it deems necessary) in order to protect Contract owners, annuitants and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices that are employed by some Contract owners (or third parties acting on their behalf). If the Company determines that a Contract owner (or third party acting on the Contract owner's behalf) is engaging in harmful short-term trading, the Company reserves the right to take actions to protect investors, including exercising its right to terminate the ability of specified Contract owners to submit transfer requests via telephone, facsimile or over the Internet. If the Company exercises this right, affected Contract owners would be limited to submitting transfer requests via U.S. mail. The Company may also refuse transfer requests submitted by specified Contract owners (or third parties on their behalf) that exhibit a pattern of short-term trading. Any action taken by the Company pursuant to this provision will be preceded by 10 days' written notice to the affected Contract owner(s). If the Company refuses a transfer request pursuant to this provision, the request may be resubmitted via
U. S. mail. That transfer would then be effective as of the Valuation Date during which the Company receives the request for transfer via U. S. mail, and would be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs.

SURRENDERS

An owner may surrender a Contract either in full or in part during the Accumulation Period. A contingent deferred sales charge ("CDSC") may apply on surrender. The restrictions and charges on surrenders are as follows:

------------------------------------------------------------ ----------------------------- ----------------------------
                                                             TAX-QUALIFIED                 NON-TAX-QUALIFIED
------------------------------------------------------------ ----------------------------------------------------------
MINIMUM AMOUNT OF PARTIAL SURRENDER                                                    $500
------------------------------------------------------------ ----------------------------------------------------------
MINIMUM REMAINING ACCOUNT VALUE AFTER PARTIAL SURRENDER                                $500
------------------------------------------------------------ ----------------------------- ----------------------------
AMOUNT AVAILABLE FOR SURRENDER (valued as of end of          Account Value subject to      Account Value
Valuation Period in which request for surrender is           tax law restrictions on
received by the Company)                                     withdrawals
------------------------------------------------------------ ----------------------------------------------------------
TAX PENALTY FOR EARLY WITHDRAWAL                             Up to 10%* of Account Value before age 59 1/2
------------------------------------------------------------ ----------------------------------------------------------
CONTRACT MAINTENANCE FEE ON FULL SURRENDER                   $30 (no CDSC applies to fee)
------------------------------------------------------------ ----------------------------------------------------------
CONTINGENT DEFERRED SALES CHARGE ("CDSC")                    Up to 7% of purchase payments
------------------------------------------------------------ ----------------------------------------------------------
ORDER OF WITHDRAWAL FOR PURPOSES OF CDSC (order may be       First from purchase payments on "first-in, first-out"
different for tax purposes)                                  basis (CDSC may apply) and then from accumulated
                                                             earnings (no CDSC applies)
-----------------------------------------------------------------------------------------------------------------------
*25% for SIMPLE IRAs in the first two years
-----------------------------------------------------------------------------------------------------------------------

A full surrender will terminate the Contract. Partial surrenders are withdrawn proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the surrender request, unless the owner requests that the surrender be withdrawn from a specific investment option. A surrender is effective on the Valuation Date during which the Company receives the request for surrender, and will be processed at the Accumulation Unit Value for the end of the Valuation Period in which that Valuation Date occurs. Payment of a surrendered amount may be delayed if the amount surrendered was paid to the Company by a check that has not yet cleared. Surrenders from a Fixed Account option may be delayed for up to six months after receipt of a surrender request as allowed by state law. Surrenders from the Subaccounts may be delayed during any period the New York

Stock Exchange is closed or trading is restricted, or when the Securities and Exchange Commission either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or
(2) permits a delay in payment for the protection of security holders.

FREE WITHDRAWAL PRIVILEGE

The Company will waive the CDSC on partial surrenders of 15% or less of all purchase payments received that have not been previously withdrawn and that would otherwise still be subject to a CDSC. No Free Withdrawal Privilege is available on full surrender of your Contract. We reserve the right to reduce the Account Value by the amount of any CDSC waived on any partial surrender(s) taken within the six months preceding a request for full surrender. This is in addition to any other applicable deductions.

If the Free Withdrawal Privilege is not exercised during a contract year, it does not carry over to the next contract year.

LONG TERM CARE WAIVER RIDER

If a Contract is modified by the Long Term Care Waiver Rider, surrenders may be made free of any CDSC if the owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first contract anniversary. This rider may not be available in all States.

SYSTEMATIC WITHDRAWAL

During the Accumulation Period, an owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. The minimum monthly amount that can be withdrawn is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days notice must be given to make a change to any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a tax advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and potentially different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS

The Company may make loans to owners of tax-qualified Contracts, as allowed under tax law. Any such loans (including unpaid interest thereon) will be secured with an interest in the Contract. Loans may be taken only from the Fixed Accumulation Account. An amount equal to 110% of the loan requested must be in the Fixed Accumulation Account prior to taking the loan. If the Fixed Accumulation Account is insufficient, the collateral for the loan will be moved from the Subaccounts you designate to the Fixed Accumulation Account and earn a fixed rate of interest applicable to loan collateral. If you do not designate any Subaccounts, the collateral for the loan will be moved from all the Subaccounts on a pro rata basis to the Fixed Accumulation Account. Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges. Loan provisions are described in the loan endorsement to the Contract.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

TERMINATION

The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Account Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the owner the amount which would be due the owner on a full surrender.

--------------------------------------------------------------------------------
                             BENEFIT PAYMENT PERIOD
--------------------------------------------------------------------------------


ANNUITY BENEFIT

An owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. If annuity payments begin, such payments will be in lieu of all other benefits under the Contract. The first day of the Benefit Payment Period in which annuity payments are made is generally referred to as the "Annuity Commencement Date."

Unless the Company agrees otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the eighty-fifth (85th) birthday of the oldest owner, or five years after the effective date of the Contract, whichever is later.

The amount applied to a settlement option to provide annuity payments generally will be the Account Value (less any outstanding loans) as of the end of the Valuation Period immediately preceding the Annuity Commencement Date.

The owner generally may select any form of settlement option currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.


If the owner has not previously made an election as to the form of settlement option, the Company will contact the owner to ascertain the form of settlement option to be paid. Available options include a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment. If the owner does not select a settlement option, the Company will apply the Account Value pro rata to a combination variable and fixed dollar benefit for the life of the annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.



DEATH BENEFIT

A death benefit will be paid under a Contract if an owner dies during the Accumulation Period. If a surviving spouse becomes the successor owner of the Contract, the death benefit will be paid following the death of the successor owner if he or she dies during the Accumulation Period. If a death benefit is paid, it will be in lieu of any other benefits under the Contract.

The death benefit will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans will be deducted from the death benefit amounts described below.

An owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the owner does not make an election as to the form of death benefit, the beneficiary may make an election within one year after the owner's death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a fixed period of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the owner's date of death.

If the Contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. Please refer to the Federal Tax Matters section of this prospectus for additional information.

DEATH BENEFIT AMOUNT

The Death Benefit Amount will equal the greatest of:

     1)   the Account Value on the Death Benefit Valuation Date; or

     2) the total purchase payments, reduced proportionally for partial surrenders; or


     3) the lesser of (a) the largest Account Value on any Contract anniversary before the Death Benefit Valuation Date and prior to any Owner's 65th birthday, reduced proportionally for subsequent partial surrenders after such value was reached, or (b) 200% of the total purchase payments, reduced proportionally for partial surrenders.


The reduction for partial surrenders will be in the same proportion that the Account Value was reduced on the date of the partial surrender.


STEP UP IN VALUE FOR SUCCESSOR OWNER



If your spouse becomes the successor owner of the Contract, the Account Value of the contract will be increased, as of the date that would have been the Death Benefit Valuation Date, to equal the amount of the death benefit which would have been payable if your spouse had not become the successor owner of the Contract. If the Account Value is increased under this provision, the Company will deposit the amount of the increase into the Fixed Accumulation Account Option.


If the death benefit which would have been payable is equal to the Account Value as of the date that would have been the Death Benefit Valuation Date, there will be no change in the Account Value of the Contract.

For purposes of determining the date that would have been the Death Benefit Valuation Date, the election to become successor owner will be deemed to be instructions as to the form of death benefit. Therefore, the date that would have been the Death Benefit Valuation Date will be the later of the date we receive Due Proof of Death of the owner, or the date we receive a successor owner election, but never later than one year after the date of death of the owner.

If your spouse becomes the successor owner of the Contract, any Contingent Deferred Sales Charge which would otherwise apply on surrender will be waived, except that if any additional purchase payments are paid by the successor owner, Contingent Deferred Sales Charges will apply as described in this Contract, to those additional purchase payments only.

PAYMENT OF BENEFITS


When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments generally may be calculated and paid: (1) as a variable dollar benefit;
(2) as a fixed dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The owner (or payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.


SETTLEMENT OPTIONS

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform to the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted. Other settlement options may be commuted on a basis acceptable to you and us at the time of the commutation request.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the annuitant or beneficiary increases because more payments are expected to be paid.

INCOME FOR A FIXED PERIOD: The Company will make periodic payments at the beginning of each payment interval for a fixed period of 5 to 30 years. (Payment intervals of 1-4 years are available for death benefit settlement options only.)

LIFE ANNUITY WITH PAYMENTS FOR A FIXED PERIOD: The Company will make periodic payments at the beginning of each payment interval for a specified fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

JOINT AND ONE-HALF SURVIVOR ANNUITY: The Company will make periodic payments at the beginning of each payment interval until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

INCOME FOR A FIXED PERIOD, NOT TO EXCEED LIFE EXPECTANCY: The Company will make periodic payments at the end of each payment interval for a fixed period, not to exceed the life expectancy of the person on whose life benefit payments are based, as determined under life expectancy tables compiled by the Office of the Actuary of the Social Security Administration. If this option is elected, the Contract is irrevocable and has no value that can be assigned, surrendered, loaned, commuted or withdrawn. The first payment will be paid as of the last day of the initial payment interval.



CALCULATION OF FIXED DOLLAR BENEFIT PAYMENTS


Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, applicable premium taxes or any other applicable amounts) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. This amount is then reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.


The Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals with interest at 2% per year, compounded annually. For individual tax-qualified Contracts, the Company uses tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts, the Company uses tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company's standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

CALCULATION OF VARIABLE DOLLAR BENEFIT PAYMENTS

The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company's minimum guaranteed settlement option factors, reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period.

The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 2% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Subaccounts is less than 2%. Subsequent benefit payments will be more than the first payment if the net investment performance of the applicable Subaccount(s) is greater than 2%.

The amount of each subsequent payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee, as described above. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount, as of the end of the fifth Valuation Period preceding the due date of the payment.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the contract maintenance fee) among the Subaccount(s) selected in the percentages indicated by the owner (or payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

--------------------------------------------------------------------------------
                               FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in the prospectus and Statement of Additional Information should not be used as tax advice. Federal income tax laws are subject to interpretation by the IRS and may be changed by future legislation. You should consult a competent tax advisor to discuss how current tax laws affect your particular situation.

TAX DEFERRAL ON ANNUITIES

Internal Revenue Code ("IRC") Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when the owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the owner is a mere agent for a natural person.

TAX-QUALIFIED RETIREMENT PLANS

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under other IRC provisions governing tax-qualified retirement plans. These provisions include IRC Sections 403(b) (tax-sheltered annuities), 408 and 408A (individual retirement annuities). Tax-deferral is generally also available under these IRC Sections through the use of a trust or custodial account without the use of an annuity.

Tax law requirements applicable to tax-qualified retirement plans, including Individual Retirement Annuities ("IRAs"), and the tax treatment of amounts held and distributed under such plans, are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a Contract used in the plan.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to a non-tax-qualified Contract are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to non-tax-qualified Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are generally available.

INDIVIDUAL RETIREMENT ANNUITIES

IRC Sections 219 and 408 permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA". Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until the employee receives distributions from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. This Contract provides death benefits that in certain circumstances may exceed the greater of the purchase payments and the Account Value. You and your tax advisor should consider that there is some uncertainty as to the income tax effects of the death benefit on IRAs. It is possible that the Contract's death benefit could be viewed as providing life insurance coverage, with the result that the Contract would not be viewed as satisfying the requirements of an IRA. This could result in adverse tax consequences to the owner.

ROTH IRAS IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax-deductible. Contributions may be distributed tax-free at any time. Income earned on the Contract may be distributed tax-free five years or more after the first Roth IRA contribution once the owner attains age 59 1/2, becomes disabled, or dies, or for qualified first-time homebuyer expenses. As discussed above, there is some uncertainty regarding the treatment of the Contract's death benefit for purposes of the tax rules governing IRAs (including Roth IRAs).

TAX-SHELTERED ANNUITIES

FIRC Section 403(b) permits contributions to a "Tax-Sheltered Annuity" or "TSA" for the employees of public schools and certain charitable, religious, educational and scientific organizations described in IRC Section 501(c)(3). TSA contributions and Contract earnings are generally not included in the gross income of the employee until the employee receives distributions from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, separates from service, becomes disabled, incurs a hardship, or dies.

TEXAS OPTIONAL RETIREMENT PROGRAM

The Texas Optional Retirement Program ("ORP") provides for the purchase of IRC
Section 403(b) Tax-Sheltered Annuities with fixed employer and employee contributions. Section 830.105 of the Texas Government Code provides that amounts attributable to such contributions cannot be distributed until the employee terminates employment from all Texas public institutions of higher education, retires, attains age 70 1/2, or dies. Section 830.205 of the Texas Government Code provides that amounts attributable to employer contributions vest after one year of participation. Accordingly, distributions require written certification from the employer of the employee's vesting status and, if the employee is living and under age 70 1/2, the employee's retirement or other termination from employment. The Contracts may be modified as necessary to meet the requirements for inclusion as an investment option in the Texas ORP or other retirement program.

SUMMARY OF INCOME TAX RULES

The following chart summarizes the basic income tax rules governing tax-qualified and non-tax-qualified Contracts. This information should not be used as tax advice. A competent tax advisor should be consulted to discuss an owner's particular situation.

-------------------- ------------------------------------------------- -------------------------------------------------
                     TAX-QUALIFIED RETIREMENT PLANS                    BASIC NON-TAX-QUALIFIED CONTRACTS
-------------------- ------------------------------------------------- -------------------------------------------------
PLAN TYPES           -  IRC Section 403(b) (Tax Sheltered              -  IRC Section 72 only
                        Annuities)
                     -  IRC Section 408 (IRA, SEP, SIMPLE IRA)
                     -  IRC Section 408A (Roth IRA)
-------------------- ------------------------------------------------- -------------------------------------------------
WHO MAY PURCHASE A   Natural person.                                   Anyone. Non-natural person may purchase but
CONTRACT                                                               will generally lose tax-deferred status.
-------------------- ------------------------------------------------- -------------------------------------------------
TAXATION OF          A pro rata portion of the amount surrendered is   Account Value in excess of "investment in the
SURRENDERS           tax-free based on ratio of after-tax              contract" is included in taxable income.
                     "investment in the contract"  (if any) to the     Generally, the "investment in the contract"
                     Account Value, and the balance of the amount      will equal the sum of all purchase payments
                     surrendered is included in taxable income.        less prior non-taxable withdrawals.  For tax
                     Usually, 100% of distributions from a             purposes, surrenders are deemed to come from
                     tax-qualified retirement plan must be included    earnings first, and "investments in the
                     in taxable income because there were no           contract" last.
                     after-tax contributions and therefore no
                     "investment in the contract."                     For a Contract purchased as part of an IRC
                                                                       Section 1035 exchange which includes
                     For Roth IRAs, the amount surrendered is          contributions made before August 14, 1982
                     tax-free until all contributions are              ("pre-TEFRA contributions") partial withdrawals
                     recovered.  Qualified distributions of earnings   are not taxable until the pre-TEFRA
                     on the Contract made five years or more after     contributions have been returned.
                     the first Roth IRA contribution may also be
                     tax-free.                                         The taxable portion of any surrender prior to
                                                                       age 59 1/2 may be subject to a 10% tax penalty.
                     The taxable portion of any surrender prior to
                     age 59 1/2 may be subject to a 10% tax penalty
                     (25% for SIMPLE IRA distribution within first 2
                     years of participation).

                     Surrenders from Tax-Sheltered Annuities may be
                     restricted to meet requirements of the Internal
                     Revenue Code or the terms of a retirement
                     plan.
-------------------- ---------------------------------------------------------------------------------------------------
TAXATION OF          For fixed dollar benefit payments, a percentage of each payment is tax-free equal to the ratio of
BENEFIT PAYMENTS     the after-tax "investment in the contract" (if any) to the total expected payments, and the
(ANNUITY BENEFIT     balance is included in taxable income.  For variable dollar benefit payments, a specific dollar
PAYMENTS OR DEATH    amount of each payment is tax-free, as predetermined by a pro rata formula, rather than a
BENEFIT PAYMENTS)    percentage of each payment.  In either case, once the after-tax "investment in the contract" has been recovered, the full amount of each benefit payment is included in taxable income.  Qualified distributions from a Section 408A Roth IRA made five years or more after the first Roth IRA contribution may be completely tax-free.

                     The taxable portion of any payments received before age 59 1/2 may be subject to a 10% tax penalty
                     (25% for SIMPLE IRA payments within first 2 years of participation).  Tax penalties generally do not apply to any payments after the death of the owner.  Please refer to the Individual
                     Retirement Annuities section of this prospectus for additional information.
-------------------- ---------------------------------------------------------------------------------------------------

-------------------- -------------------------------------------------  -------------------------------------------------
                     TAX-QUALIFIED RETIREMENT PLANS                     BASIC NON-TAX-QUALIFIED CONTRACTS
-------------------- -------------------------------------------------  -------------------------------------------------

TAXATION OF LUMP     Taxed to recipient generally in same manner as full surrender.  Tax penalties generally do not
SUM DEATH BENEFIT    apply to death benefit payments.  Please refer to the Individual Retirement Annuities section of
PAYMENT              this prospectus for additional information.
-------------------- -------------------------------------------------- ------------------------------------------------
ASSIGNMENT OF        Assignment and transfer of ownership generally     Generally, deferred earnings become taxable to
CONTRACT/            not permitted.                                     transferor at time of transfer and transferee
TRANSFER OF                                                             receives an "investment in the contract" equal
OWNERSHIP                                                               to the Account Value at that time.  Gift tax
                                                                        consequences are not discussed herein.
-------------------- -------------------------------------------------- ------------------------------------------------
WITHHOLDING          Eligible rollover distributions from               Generally, payee may elect to have taxes
                     Tax-Sheltered Annuities subject to 20% mandatory   withheld or not.
                     withholding on taxable portion unless direct
                     rollover.  For all other payments, payee may
                     elect to have taxes withheld or not.
-------------------- -------------------------------------------------- ------------------------------------------------


--------------------------------------------------------------------------------
                           GLOSSARY OF FINANCIAL TERMS
--------------------------------------------------------------------------------

The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.

ACCUMULATION UNIT VALUE: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Fee Table.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Funds.

BENEFIT UNIT VALUE: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Fee Table.

The Benefit Unit Value for a Subaccount at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor (0.99994521) for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (2% per year, compounded annually) which is already incorporated in the stream of variable dollar benefit payments.

NET INVESTMENT FACTOR: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

--------------------------------------------------------------------------------
                           THE REGISTRATION STATEMENT
--------------------------------------------------------------------------------

The Company filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the Securities and Exchange Commission, located at 450 Fifth Street, N.W., Washington, D.C., and may also be accessed at the Securities and Exchange Commission's web site www.sec.gov. The registration number for the Registration Statement is 333-88300.


--------------------------------------------------------------------------------
                          OTHER INFORMATION AND NOTICES
--------------------------------------------------------------------------------

HOUSEHOLDING -- REVOCATION OF CONSENT

Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household ("householding") may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771.

Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 for additional information about householding.

ELECTRONIC DELIVERY OF REQUIRED DOCUMENTS

Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 for additional information about electronic delivery of documents.

LEGAL PROCEEDINGS

The Company and Great American Advisors(SM), Inc. are involved in various kinds of routine litigation which, in management's judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

A Statement of Additional Information is available which contains more details concerning the subjects discussed in this prospectus. The following is the table of contents for the Statement of Additional Information:


                                                                            Page


ANNUITY INVESTORS LIFE INSURANCE COMPANY(R) ...............................   3
     General Information and History ......................................   3
     State Regulations ....................................................   3
SERVICES ..................................................................   3
     Safekeeping of Separate Account Assets ...............................   3
     Records and Reports ..................................................   3
     Experts ..............................................................   3
DISTRIBUTION OF THE CONTRACTS .............................................   4
CALCULATION OF PERFORMANCE INFORMATION ....................................  61
     Money Market Subaccount Standardized Yield Calculation ...............  61
     Average Annual Total Return Calculation ..............................  62
     Cumulative Total Return Calculation ..................................  62
     Other Performance Measures ...........................................  63
BENEFIT UNITS -- TRANSFER FORMULAS ........................................  64
FEDERAL TAX MATTERS .......................................................  65
     Taxation of Separate Account Income ..................................  65
     Tax Deferral on Non-Qualified Contracts ..............................  65
FINANCIAL STATEMENTS ......................................................  66
ADDITIONAL EXPENSE EXAMPLES ...............................................  66



Copies of the statement of additional information dated May 1, 2003 are available without charge. To request a copy, please clip this coupon on the dotted line below, enter your name and address in the spaces provided, and mail to: Annuity Investors Life Insurance Company(R), P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our web site www.commodoreva.com to request a copy.


--------------------------------------------------------------------------------

Name:
________________________________________________________________________________

Address:
________________________________________________________________________________

City:
________________________________________________________________________________

State:
________________________________________________________________________________

Zip:
________________________________________________________________________________

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT C

                                THE HELMSMAN(SM)
                  INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY
                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2003

Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2003, for The Commodore Helmsman Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE DEATH BENEFIT, OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT RIDER, OPTIONAL ENHANCED DEATH BENEFIT RIDER OR OPTIONAL EARNINGS ENHANCEMENT BENEFIT RIDER IF YOU WERE A CONTRACT OWNER PRIOR TO APRIL 30, 2003.

The Statement of Additional Information ("SAI") dated May 1, 2003, contains more information about the Company, the Separate Account and the Contracts, including the Subaccounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the Statement of Additional Information is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: www.sec.gov. The registration number for The Commodore Helmsman is 333-88300.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the Statement of Additional Information, or our approved sales literature. The description of the Contract in the Contract Prospectus and this Supplemental Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus and this Supplemental Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the Statement of Additional Information or our approved sales literature.

--------------------------------------------------------------------------------
THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.

-    THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED

-    THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT
     UNION

- THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS

-    THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                SECTIONS OF PROSPECTUS REPLACED IN THEIR ENTIRETY
--------------------------------------------------------------------------------


The "WHAT OTHER CHARGES AND DEDUCTIONS APPLY TO THE CONTRACT?" subsection of the "OVERVIEW" section of the Prospectus is deleted, and is replaced in its entirety by the following:

WHAT OTHER CHARGES AND DEDUCTIONS APPLY TO THE CONTRACT?

Other than the CDSC, the Company will charge the fees and charges listed below unless the Company waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

-    a transfer fee for certain transfers among investment options;

-    an annual contract maintenance fee;

- a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be waived);

- an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts;

-    charges for any optional riders or endorsements you select; and

-    premium taxes in some states (where taxes apply, they may never be waived).

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to owners. Portfolio expenses for the fiscal year ending December 31, 2001 are included in the Fee Table of this prospectus and are described in the prospectuses and statements of additional information for the Portfolios.
--------------------------------------------------------------------------------

The "SEPARATE ACCOUNT ANNUAL EXPENSES" subsection of the "FEE TABLE" section of the Prospectus is deleted, and is replaced in its entirety by the following:

SEPARATE ACCOUNT ANNUAL EXPENSES

(As a percentage of the average value of the owner's interest in the Subaccounts)


Mortality and Expense Risk Charge                                             1.25%
Administration Charge                                                         0.15%
                                                                              -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITHOUT OPTIONAL                       1.40%
RIDERS OR ENDORSEMENTS (LOWEST POSSIBLE CHARGES)

Optional Guaranteed Minimum Income Benefit Rider Charge                       0.30%
Optional Enhanced Death Benefit Rider Charge
   (Issued to Owners Age 70 and Younger)                                      0.10%
Optional Enhanced Death Benefit Rider Charge
   (Issued to Owners Over Age 70 and Under Age 79)                            0.25%
Optional Earnings Enhancement Benefit Rider Charge                            0.30%
                                                                              -----
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES WITH ALL OPTIONAL RIDERS AND           2.25%
ENDORSEMENTS (HIGHEST POSSIBLE CHARGES*)

*Assumes Owner is over Age 70 and therefore has the higher of the Optional Enhanced Death Benefit Rider Charges. Only one Death Benefit Rider will be issued with any Contract.
--------------------------------------------------------------------------------

The "CHARGES AND DEDUCTIONS" section of the Prospectus is deleted, and is replaced in its entirety by the following:

CHARGES AND DEDUCTIONS BY THE COMPANY

There are two types of charges and deductions by the Company. There are charges assessed to the Contract, which are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, premium taxes (where applicable) and transfer fees. There are also charges assessed pro rata against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the mortality and expense risk charge, the administration charge, and the charges for any optional riders or endorsements you select.

Except as described below, the Company will never charge more to a Contract than the fees and charges described even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to owners.

The Company reserves the right to change the amount of the transfer fee in the future, or the number of transfers that can be made without incurring the transfer fee, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrenders section of this prospectus, if in the Company's discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals. The maximum amount of these charges and fees is described below.

CONTINGENT DEFERRED SALES CHARGE ("CDSC")

  Purpose of Charge       Offset expenses incurred by the Company in the sale of
                          the Contracts, including commissions paid and costs of sales literature.

  Amount of Charge        Up to 7% of each purchase payment, depending on the
                          number of years elapsed since receipt of the purchase payment.

  Number of full years elapsed
  between date of receipt of
  purchase payment and date
  request for surrender received         0      1      2      3     4     5     6    7 or more

  CDSC as a percentage of purchase
  payment surrendered                    7%     7%     7%     6%    5%    4%    2%       0%

  When Assessed           On partial or full surrenders of purchase payments
                          during the Accumulation Period.

  Assessed Against What   Purchase payments only, not earnings. See the
                          Surrenders section of this prospectus for information on order of withdrawal of purchase payments and earnings.

  Waivers                 -  Free withdrawal privilege. See the Surrenders
                             section for information.

                          - In the Company's discretion where the Company incurs reduced sales and servicing expenses.

                          - If the Contract is issued with a tax sheltered annuity endorsement: (i) upon separation from service if owner has attained age 55 and the Contract has been in force for at least seven years; or (ii) after the Contract has been in force ten years or more.

                          - Long term care waiver rider. See the Surrenders section for information.

                          - If the Social Security Administration determines after the Contract is issued that the owner is "disabled" as that term is defined in the Social Security Act of 1935, as amended.

                          - If the spouse becomes successor owner. See the Account Value section for information.

                          -  Where required to satisfy state law.

CONTRACT MAINTENANCE FEE

  Purpose of Charge       Offset expenses incurred in issuing the Contracts and
                          in maintaining the Contracts and the Separate Account.

  Amount of Charge        $30.00 per year.

  When Assessed           During the Accumulation Period the charge is deducted
                          on each anniversary of the effective date of the Contract, and at time of full surrender. During the Benefit Payment Period a pro rata portion of the charge is deducted from each benefit payment.

  Assessed Against What   Amounts invested in the Subaccounts and Fixed Account
                          options. During the Accumulation Period, the charge is deducted pro rata from the Subaccounts and Fixed
                          Account options in which the Contract has an interest on the date of the charge. During the Benefit Payment
                          Period, a pro rata portion of the annual charge is deducted from each benefit payment.

  Waivers                 -  During the Accumulation Period if the Account Value
                             is at least $40,000 on the date the charge is due.

                          - During the Benefit Payment Period if the amount applied to the annuity benefit is at least $40,000.

                          - If the Contract is issued with a tax sheltered annuity endorsement.

                          - In the Company's discretion where the Company incurs reduced sales and servicing expenses.

                          - During the Benefit Payment Period where required to satisfy state law.

TRANSFER FEE

  Purpose of Charge       Offset cost incurred in administering the Contracts.

  Amount of Charge        $25 for each transfer in excess of 12 in any contract
                          year. The Company reserves the right to change the amount of this charge, or the number of transfers which can be made without incurring the charge at any time. The transfer fee will never exceed $30 for each transfer, and the number of transfers that can be made without a charge will never be fewer than 8.

  When Assessed           During the Accumulation Period.

  Assessed Against What   Deducted from amount transferred.

  Waivers Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio re-balancing programs. Transfers associated with these programs do not count toward the free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

ADMINISTRATION CHARGE

  Purpose of Charge       Offset expenses incurred in administering the
                          Contracts and the Separate Account.

  Amount of Charge        Daily charge equal to 0.000411% of the daily Net Asset
                          Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

  When Assessed           During the Accumulation Period and during the Benefit
                          Payment Period if a variable dollar benefit is elected.

  Assessed Against What   Amounts invested in the Subaccounts.

  Waivers May be waived or reduced in the Company's discretion where the Company incurs reduced sales and servicing expenses.

MORTALITY AND EXPENSE RISK CHARGE

   Purpose of Charge      Compensation for bearing certain mortality and expense
                          risks under the Contract. Mortality risks arise from the Company's obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company's actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

   Amount of Charge       Daily charge equal to 0.003403% of the daily Net Asset
                          Value for each Subaccount, which corresponds to an effective annual rate of 1.25%. The Company estimates that the mortality risk component of this charge is 0.75% and the expense risk component is 0.50%.

   When Assessed          During the Accumulation Period, and during the Benefit
                          Payment Period if a variable dollar benefit is elected.

   Assessed Against What  Amounts invested in the Subaccounts.

   Waivers                None.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT CHARGE

   Purpose of Charge      Compensation for bearing certain risks under the
                          Contract. These risks arise from the Company's obligation under this Endorsement to allow owners to base Annuity Benefit Payments on the GMIB Annuity
                          Benefit Value if they so choose, which may result in a larger Annuity Benefit Payment than that otherwise payable under the Contract.

   Amount of Charge       Daily charge equal to 0.000821% of the daily Net Asset
                          Value for each Subaccount, which corresponds to an effective annual rate of 0.30%.

   When Assessed          During the Accumulation Period.

   Assessed Against What  Amounts invested in the Subaccounts.

   Waivers                None.

OPTIONAL ENHANCED DEATH BENEFIT RIDER CHARGE

   Purpose of Charge      Compensation for bearing mortality risks under this
                          Rider. These increased risks arise from the Company's obligation to pay an Enhanced Death Benefit Amount which may exceed the Death Benefit Amount otherwise payable under the Contract.

   Amount of Charge       Daily charge equal to 0.000274% of the daily Net Asset
                          Value for each Subaccount if issued to an owner age 70 or younger, or 0.000684% of the daily Net Asset Value for each Subaccount if issued to an owner over age 70 but under age 79. These daily charges correspond to an effective annual rate of 0.10% or 0.25%, respectively.

   When Assessed          During the Accumulation Period, and during the Benefit
                          Payment Period if a variable dollar benefit is elected.

   Assessed Against What  Amounts invested in the Subaccounts.

   Waivers                None.

OPTIONAL EARNINGS ENHANCEMENT BENEFIT RIDER CHARGE

   Purpose of Charge      Compensation for bearing certain risks under this
                          Rider. These risks arise from the Company's obligation to pay an increased Death Benefit Amount (or an increased Enhanced Death Benefit Amount, if applicable), when a Death Benefit becomes payable as a result of an owner's death.

   Amount of Charge       Daily charge equal to 0.000821% of the daily Net Asset
                          Value for each Subaccount, which corresponds to an effective annual rate of 0.30%.

   When Assessed          During the Accumulation Period.

   Assessed Against What  Amounts invested in the Subaccounts.

   Waivers                None.

PREMIUM TAXES

Certain state and local governments impose premium taxes. These taxes currently range up to 5.0% depending upon the jurisdiction. The Company will deduct any applicable premium taxes from the Account Value either upon death, surrender, annuitization, or at the time purchase payments are made, but no earlier than when the Company incurs a tax liability under state law.

DISCRETIONARY WAIVERS OF CHARGES

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the total amount of purchase payments to be received; and (2) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

EXPENSES OF THE PORTFOLIOS

In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses which are described in the prospectus and Statement of Additional Information for each Portfolio. The actual Portfolio fees and expenses for the prior calendar year are included in the Fee Table of this prospectus, unless a Portfolio commenced operations in the current calendar year. In that case, estimated Portfolio expenses are included in the Fee Table of this prospectus. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

--------------------------------------------------------------------------------

The "ACCUMULATION UNITS," "STEPPED-UP ACCOUNT VALUE FOR SUCCESSOR OWNER," "LIMITATION ON ALLOCATIONS TO FIXED ACCOUNT OPTIONS," and "PRINCIPAL GUARANTEE PROGRAM" subsections of the "ACCUMULATION PERIOD" section of the Prospectus are deleted, and are replaced in their entirety by the following:

ACCUMULATION UNITS
Amounts allocated or transferred to a Subaccount are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to the Subaccount by the Accumulation Unit Value for that Subaccount as of the end of the Valuation Period in which the amount allocated is received by the Company, or as of the end of the Valuation Period in which the transfer is made.

Accumulation Units will be canceled as of the end of the Valuation Period during which one of the following events giving rise to cancellation occurs:

     o   transfer from a Subaccount
     o   full or partial surrender from a Subaccount
     o   payment of a death benefit
     o   application of the amounts in a Subaccount to a settlement option
     o   deduction of the contract maintenance fee
     o   deduction of a transfer fee
     o   deduction of charges for certain optional riders or endorsements

STEPPED-UP ACCOUNT VALUE FOR SUCCESSOR OWNER
If the surviving spouse of a deceased owner becomes a successor owner of the Contract, the Account Value will be stepped-up to equal the death benefit which otherwise would have been payable, including any increase in the death benefit which may be due if the owner elected the Earnings Enhancement Benefit Rider, as of what would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any purchase payments made by the successor owner after that date.

For purposes of determining what would have been the Death Benefit Valuation Date, the election to become successor owner will be deemed to be instructions as to the form of death benefit. The election to become successor owner must be made within one year of the date of the owner's death.

LIMITATION ON ALLOCATIONS TO FIXED ACCOUNT OPTIONS
Benefits under the optional Guaranteed Minimum Income Benefit Endorsement, if elected, will be adversely affected if on the last Valuation Date of any calendar quarter after the first Contract Year the Fixed Account Value exceeds thirty percent (30%) of the total Account Value. Please refer to the Optional Guaranteed Minimum Income Benefit Endorsement section of this prospectus for additional information.

PRINCIPAL GUARANTEE PROGRAM
An owner may elect to have the Company allocate a portion of a purchase payment to the Seven Year Guaranteed Interest Rate Option such that, at the end of the seven year guarantee period, that account will grow to an amount equal to the total purchase payment (so long as there are no surrenders or loans from the Contract). The Company determines the portion of the purchase payment that must be allocated to the Seven Year Guaranteed Interest Rate Option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the purchase payment after seven years. The remainder of the purchase payment will be allocated according to the owner's instructions. The minimum purchase payment eligible for the principal guarantee program is $5,000. The principal guarantee program is not available if the owner has elected the optional Guaranteed Minimum Income Benefit Endorsement.

--------------------------------------------------------------------------------

The "BENEFIT PAYMENT PERIOD" section of the Prospectus is deleted, and is replaced in its entirety by the following:

BENEFIT PAYMENT PERIOD

ANNUITY BENEFIT

An owner may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. If annuity payments begin, such payments will be in lieu of all other benefits under the Contract. The first day of the Benefit Payment Period in which annuity payments are made is generally referred to as the "Annuity Commencement Date." If the owner has elected the optional Guaranteed Minimum Income Benefit Endorsement (the "GMIB Endorsement") and chooses to receive the Guaranteed Minimum Income Benefit ("GMIB"), however, this date is referred to as the "GMIB Commencement Date."

Unless the Company agrees otherwise, the Annuity Commencement Date cannot be later than the contract anniversary following the eighty-fifth (85th) birthday of the oldest owner, or five years after the effective date of the Contract, whichever is later. The GMIB Commencement Date must be on, or during the thirty
(30) calendar day period immediately following, the tenth (10th) or any subsequent Contract anniversary prior to the oldest owner's ninety-first (91st) birthday.

The amount applied to a settlement option to provide annuity payments generally will be the Account Value (less any outstanding loans) as of the end of the Valuation Period immediately preceding the Annuity Commencement Date. An owner who has elected the GMIB Endorsement, however, may choose to receive the GMIB instead. If the owner chooses the GMIB, annuity payments will be based on the GMIB Annuity Benefit Value, rather than on the Account Value, as of the end of the Valuation Period immediately preceding the GMIB Commencement Date.

The owner generally may select any form of settlement option currently available. If the owner chooses to receive the GMIB, however, the only settlement option available is the GMIB Option Life Annuity with Payments for at Least 120 Months. The standard forms of settlement options, including the GMIB Option, are described in the Settlement Options section of this prospectus.

If the owner has not previously made an election as to the form of settlement option, the Company will contact the owner to ascertain the form of settlement option to be paid. Available options include a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment. If the owner does not select a settlement option, the Company will apply the Account Value pro rata to a combination variable and fixed dollar benefit for the life of the annuitant with 120 monthly payments assured, as described in the Settlement Options section of this prospectus.

OPTIONAL GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT

In states where the Company has received regulatory approval, if an owner purchases a Contract that is issued before the oldest owner's eightieth (80th) birthday, the owner may elect the optional GMIB Endorsement. This endorsement gives the owner the option of choosing to have annuity payments based on the GMIB Annuity Benefit Value, instead of the Account Value, as of the end of the Valuation Period immediately preceding the GMIB Commencement Date.

The GMIB Annuity Benefit Base is used to calculate your GMIB Annuity Benefit Value. The GMIB Annuity Benefit Base, at the end of any Valuation Period, is equal to all purchase payments received as of that date:

     1)   reduced proportionally for any partial surrenders;

     2) less the annual contract maintenance fee, any transfer fees and any applicable charges due under any optional riders or endorsements to the Contract;

     3)   less any applicable CDSC;

     4)   less outstanding loans; and

     5) less any purchase payments received in the immediately preceding twelve (12) months.

For purposes of calculating the GMIB Annuity Benefit Base, all adjustments will occur at the time the transaction occurs. The adjustment for partial surrenders will reduce the GMIB Annuity Benefit Base in the same proportion that the Account Value was reduced on the date of the partial surrender. All other adjustments will reduce the GMIB Annuity Benefit Base on a dollar for dollar basis.

The GMIB Annuity Benefit Value, at the end of any Valuation Date, is equal to the GMIB Annuity Base, compounded daily, at an effective annual interest rate (the "GMIB Interest Rate," as described below), from the Contract Effective Date until the Contract Anniversary immediately following the oldest Owner's 85th birthday, or the GMIB Commencement Date, whichever is earlier, plus any Purchase Payments received in the immediately preceding twelve (12) months.

The GMIB Interest Rate is equal to an effective annual interest rate of 6% if the oldest Owner is Age 75 or younger on the Contract Effective Date. The GMIB Interest Rate is equal to an effective annual interest rate of 5% if the oldest Owner is over Age 75 but under Age 80 on the Contract Effective Date. After the first Contract year, the GMIB Interest Rate applicable to any Contract will be reduced by 3% if the Fixed Account Value exceeds 30% of the total Account Value on the last Valuation Date of any quarter. This means that if the GMIB Interest Rate otherwise would have been 6%, it will be reduced to 3% for that quarter. If the GMIB Interest Rate otherwise would have been 5%, it will be reduced to 2% for that quarter.

The GMIB Annuity Benefit Value and the GMIB Annuity Benefit Base are used only in connection with the determination of annuity payments, and have no affect on other Contract provisions, riders or endorsements. Neither the GMIB Annuity Benefit Value nor the GMIB Annuity Benefit Base reflects the Account Value. If the owner chooses to receive the GMIB, the only settlement option available is the GMIB Option Life Annuity with Payments for at Least 120 Months. No variable dollar benefit payment option is available if the owner elects to receive the GMIB.

The GMIB Endorsement must be elected before the Contract Effective Date. The owner cannot add or discontinue the GMIB Endorsement after the Contract Effective Date. The additional charge for the GMIB Endorsement is described in the Charges and Deductions section of the prospectus. The GMIB Endorsement will terminate automatically on the earliest of the following:

     1)   the date the Contract is fully surrendered;

     2)   the Annuity Commencement Date;

     3) the 31st calendar day following the Contract anniversary immediately preceding the oldest Owner's 91st birthday;

     4) the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor owner);

     5) the date you name a new owner who is older than the oldest previous owner; or

     6) the date the Contract is otherwise terminated in accordance with Contract provisions.

BEFORE ELECTING THE GMIB ENDORSEMENT, YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISOR. IN PARTICULAR, THE ELECTION OF THE GMIB ENDORSEMENT MAY NOT BE APPROPRIATE FOR CONTRACT OWNERS WHO WILL BE SUBJECT TO ANY MINIMUM DISTRIBUTION REQUIREMENTS UNDER AN IRA OR OTHER QUALIFIED PLAN PRIOR TO THE EXPIRATION OF TEN
(10) CONTRACT YEARS.

WHILE THE GMIB ENDORSEMENT DOES PROVIDE A GUARANTEED GMIB ANNUITY BENEFIT VALUE, AND THEREFORE MAY AFFORD SOME PROTECTION AGAINST UNFAVORABLE MARKET PERFORMANCE, THE GMIB ENDORSEMENT DOES NOT IN ANY WAY GUARANTEE THE PERFORMANCE OF ANY UNDERLYING PORTFOLIO, OR ANY OTHER INVESTMENT OPTION AVAILABLE UNDER THE CONTRACT. THE GMIB ENDORSEMENT DOES NOT RESTRICT OR LIMIT THE RIGHTS OF CONTRACT OWNERS TO ANNUITIZE THE CONTRACT BASED ON THE ACCOUNT VALUE AT OTHER TIMES PERMITTED UNDER THE CONTRACT. THE GMIB ENDORSEMENT DOES NOT IN ANY WAY RESTRICT THE RIGHT TO ANNUITIZE THE CONTRACT USING AN ACCOUNT VALUE THAT MAY BE HIGHER THAN THE GMIB ANNUITY BENEFIT VALUE. OWNERS SHOULD REMEMBER, HOWEVER, THAT THE GMIB ENDORSEMENT CAN NOT BE DISCONTINUED ONCE IT IS ELECTED. THIS MEANS THAT THE GMIB CHARGE WILL CONTINUE TO BE ASSESSED EVEN IF THE INVESTMENT PERFORMANCE OF THE CONTRACT RESULTS IN AN ACCOUNT VALUE THAT EXCEEDS THE GMIB ANNUITY BENEFIT VALUE.

DEATH BENEFIT

A death benefit will be paid under a Contract if an owner dies during the Accumulation Period. If a surviving spouse becomes the successor owner of the Contract, the death benefit will be paid following the death of the successor owner if he or she dies during the Accumulation Period. If a death benefit is paid, it will be in lieu of any other benefits under the Contract.

The death benefit will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans will be deducted from the death benefit amounts described below.

An owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. If the owner does not make an election as to the form of death benefit, the beneficiary may make an election within one year after the owner's death. If no election as to form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit for a fixed period of 48 months. The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the owner's death; the day a death benefit is paid in a lump sum may not be more than five years after the owner's date of death.

If the Contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the Contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. Please refer to the Federal Tax Matters section of this prospectus for additional information.

DEATH BENEFIT AMOUNT

The Death Benefit Amount will equal the greatest of:

     1)   the Account Value on the Death Benefit Valuation Date; or

     2) the total purchase payments, reduced proportionally for partial surrenders; or

     3) the largest Account Value on any Contract anniversary before the Death Benefit Valuation Date and prior to any owner's 80th birthday, reduced proportionally for subsequent partial surrenders.

The reduction for partial surrenders will be in the same proportion that the Account Value was reduced on the date of the partial surrender.

OPTIONAL ENHANCED DEATH BENEFIT RIDER

In states where the Company has received regulatory approval, if an owner purchases a Contract that is issued before the oldest owner's 79th birthday, the owner may elect the optional Enhanced Death Benefit Rider ("EDB Rider").

The EDB Rider provides for an Enhanced Death Benefit Amount ("EDB Amount") when a death benefit becomes payable as a result of the death of any owner before the Annuity Commencement Date or GMIB Commencement Date, as applicable. The EDB Amount, if it is larger, will be paid instead of the Death Benefit Amount otherwise payable under the Contract. Only one death benefit will be paid under the Contract. If an EDB Amount is paid, it is in lieu of the Death Benefit Amount.

The EDB Amount will be equal to total purchase payments, reduced proportionally for partial surrenders, and increased by any interest, as described below; provided, however, that the EDB Amount shall not exceed 200% of the total purchase payments, reduced proportionally for partial surrenders. Any reduction for partial surrenders will be in the same proportion that the Account Value was reduced on the date of the partial surrender.

If any owner dies before age 80, interest on purchase payments for determination of an EDB Amount compounds daily, at the effective annual interest rate described below (the "Specified Rate"), to the Death Benefit Valuation Date. If any owner dies on or after his or her 80th birthday, interest compounds daily, at the Specified Rate, to the Contract Anniversary prior to the 80th birthday of the deceased owner.

If the Contract is issued before any owner is age 71, the Specified Rate is 5%. If the Contract is issued after any owner is age 71 and before any owner is age 79, the Specified Rate is 4%.

The EDB Rider must be elected before the Contract Effective Date. The owner cannot add or discontinue the EDB Rider after the Contract Effective Date. The additional charge for the EDB Rider is described in the Charges and Deductions section of this prospectus. The EDB Rider will terminate automatically on the earliest of the following:

     1)   the date the Contract is fully surrendered;

     2) the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor owner);

     3) the Annuity Commencement Date, or GMIB Commencement Date, as applicable;

     4) the date you name a new owner who is older than the oldest previous owner; or

     5) the date the Contract is otherwise terminated in accordance with Contract provisions.

If the receipt of any benefit under the EDB Rider would cause the Contract to lose its tax-qualified or tax-deferred status, the EDB Rider will be deemed to be void from its inception. In that event, all charges deducted from the Contract for the EDB Rider will be refunded.

OPTIONAL EARNINGS ENHANCEMENT BENEFIT RIDER

In states where the Company has received regulatory approval, if an owner purchases a Contract that is issued before the oldest owner's 75th birthday, the owner may elect the optional Earnings Enhancement Benefit Rider (the "EEB Rider").

If a death benefit becomes payable as a result of an owner's death while the EEB Rider is in effect, an Earnings Enhancement Benefit Amount ("EEB Amount") is provided. The Death Benefit Amount (or the Enhanced Death Benefit Amount, if applicable) will be increased by the EEB Amount, if any. No more than one death benefit (whether or not increased by any EEB Amount) is payable under the Contract and the EEB Rider.

If the oldest owner was age 69 or younger on the Contract Effective Date, the EEB Amount will be the lesser of 40% of Earnings (as defined below) or 40% of purchase payments not already withdrawn. If the oldest owner was age 70 to 74 on the Contract Effective Date, the EEB Amount will be the lesser of 25% of Earnings or 25% of purchase payments not already withdrawn.

Solely for purposes of calculating the EEB Amount, Earnings are defined as the Account Value as of the Valuation Date immediately preceding the Death Benefit Valuation Date, minus purchase payments not already withdrawn. Partial surrenders taken prior to the Death Benefit Valuation Date will be deemed to have been taken from earnings first, and then from purchase payments, for purposes of calculating the EEB Amount under the EEB Rider.

The EEB Rider must be elected before the Contract Effective Date. The owner cannot add or discontinue the EEB Rider after the Contract Effective Date. The additional charge for the EEB Rider is described in the Charges and Deductions section of this prospectus. The EEB Rider will terminate automatically on the earliest of the following:

     1)   the date the Contract is fully surrendered;

     2) the Death Benefit Valuation Date (or the date that would have been the Death Benefit Valuation Date if a spouse becomes successor owner);

     3) the Annuity Commencement Date, or GMIB Commencement Date, as applicable;

     4) the date the owner names a new owner who is older than the oldest previous owner; or

     5) the date the Contract is otherwise terminated in accordance with Contract provisions.

If the receipt of any benefit under the EEB Rider would cause the Contract to lose its tax-qualified or tax-deferred status, the EEB Rider will be deemed to be void from its inception. In that event, all charges deducted from the Contract for the EEB Rider will be refunded.

STEP UP IN VALUE FOR SUCCESSOR OWNER

If your spouse becomes the successor owner of the Contract, the Account Value of the contract will be increased, as of the date that would have been the Death Benefit Valuation Date, to equal the amount of the death benefit, including any increase in the death benefit which may be due if the owner elected the Earnings Enhancement Benefit Rider, which would have been payable if your spouse had not become the successor owner of the Contract. If the Account Value is increased under this provision, the Company will deposit the amount of the increase into the Fixed Accumulation Account Option.

If the death benefit which would have been payable is equal to the Account Value as of the date that would have been the Death Benefit Valuation Date, there will be no change in the Account Value of the Contract.

For purposes of determining the date that would have been the Death Benefit Valuation Date, the election to become successor owner will be deemed to be instructions as to the form of death benefit. Therefore, the date that would have been the Death Benefit Valuation Date will be the later of the date we receive Due Proof of Death of the owner, or the date we receive a successor owner election, but never later than one year after the date of death of the owner.

If your spouse becomes the successor owner of the Contract, any Contingent Deferred Sales Charge which would otherwise apply on surrender will be waived, except that if any additional purchase payments are paid by the successor owner, Contingent Deferred Sales Charges will apply as described in this Contract, to those additional purchase payments only.

PAYMENT OF BENEFITS

When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Account Value, the GMIB Annuity Benefit Value, or the death benefit, as the case may be, is surrendered to the Company in exchange for a promise to pay a stream of benefit payments for the duration of the settlement option selected. Benefit payments generally may be calculated and paid: (1) as a variable dollar benefit; (2) as a fixed dollar benefit; or (3) as a combination of both. GMIB payments, however, may be paid only as a fixed dollar benefit for at least 120 months, and may be based only on the GMIB Option Tables included in the Contract. No variable dollar benefit payment option is available if the owner elects to receive the GMIB. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company's general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The owner (or payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

SETTLEMENT OPTIONS

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options, including the GMIB Option, are described below. Payments under any settlement option may be in monthly, quarterly, semi-annual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform to the change. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed or commuted. Other settlement options may be commuted on a basis acceptable to you and us at the time of the commutation request.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be lesser in amount as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be lesser in amount as the life expectancy of the annuitant or beneficiary increases because more payments are expected to be paid.

INCOME FOR A FIXED PERIOD: The Company will make periodic payments at the beginning of each payment interval for a fixed period of 5 to 30 years. (Payment intervals of 1-4 years are available for death benefit settlement options only.)

LIFE ANNUITY WITH PAYMENTS FOR A FIXED PERIOD: The Company will make periodic payments at the beginning of each payment interval for a specified fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

JOINT AND ONE-HALF SURVIVOR ANNUITY: The Company will make periodic payments at the beginning of each payment interval until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

INCOME FOR A FIXED PERIOD, NOT TO EXCEED LIFE EXPECTANCY: The Company will make periodic payments at the end of each payment interval for a fixed period, not to exceed the life expectancy of the person on whose life benefit payments are based, as determined under life expectancy tables compiled by the Office of the Actuary of the Social

Security Administration. If this option is elected, the Contract is irrevocable and has no value that can be assigned, surrendered, loaned, commuted or withdrawn. The first payment will be paid as of the last day of the initial payment interval.

GMIB OPTION LIFE ANNUITY WITH PAYMENTS FOR AT LEAST 120 MONTHS: The Company will make periodic payments at the beginning of each payment interval for at least 120 months, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period. This is the only settlement option available if the owner chooses to base benefit payments on the GMIB Annuity Benefit Value rather than on the Account Value. This option may only be applied to the GMIB Option Tables in the Contract.

CALCULATION OF FIXED DOLLAR BENEFIT PAYMENTS

Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, applicable premium taxes or any other applicable amounts) by the amount of the payment per $1,000 of value which the Company is currently paying for settlement options of that type. This amount is then reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

Except with respect to payments made under the terms of the GMIB Endorsement, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals with interest at 2% per year, compounded annually. For individual tax-qualified Contracts, the Company uses tables for blended lives (60% female/40% male). For individual non-tax-qualified Contracts, the Company uses tables for male and female lives. Where required by state law, the Company uses blended tables for all Contracts. The minimum monthly payments per $1,000 of value for the Company's standard settlement options, including the GMIB Option, are set forth in tables in the Contracts. For payments made under the terms of the GMIB Endorsement, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals, with a ten year age setback, and with interest at 2 1/2% per year, compounded annually. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

CALCULATION OF VARIABLE DOLLAR BENEFIT PAYMENTS

The first variable dollar benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company's minimum guaranteed settlement option factors, reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period.

The amount of each subsequent variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the first benefit payment includes a 2% rate of interest, subsequent benefit payments will be less than the first payment if the net investment performance of the applicable Subaccounts is less than 2%. Subsequent benefit payments will be more than the first payment if the net investment performance of the applicable Subaccount(s) is greater than 2%.

The amount of each subsequent payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee, as described above. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is the Benefit Unit Value for that Subaccount, as of the end of the fifth Valuation Period preceding the due date of the payment.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the first variable dollar benefit payment (before deduction of the pro rata portion of the contract maintenance fee) among the Subaccount(s) selected in the percentages indicated by the owner (or payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts. An explanation of how Benefit Unit Values are calculated is included in the Glossary of Financial Terms of this prospectus.

--------------------------------------------------------------------------------
                    ADDITIONS TO SECTIONS OF THE PROSPECTUS
--------------------------------------------------------------------------------

The "EXAMPLES" subsection of the "FEE TABLE" section is amended by adding the following material at the end of the section: [TO BE UPDATED]

------------------------------------------------------------------------------ -------------------------------------------------
EXAMPLES
                                                                                        EXAMPLE #1--ASSUMING SURRENDER
CONTRACTS WITH ALL OPTIONAL RIDERS AND ENDORSEMENTS
(HIGHEST POSSIBLE CHARGES*)                                                    If the owner surrenders his or her Contract at
                                                                               the end of the applicable time period, the
(*Assumes owner is over age 70 and under age 79)                               following expenses would be charged on a $1,000
                                                                               investment:
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
SUBACCOUNT                                                                        1 YEAR      3 YEARS     5 YEARS     10 YEARS
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
AIM V.I.-Capital Development Fund-Series II
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
AIM V.I.-Government Securities Fund-Series II
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
AIM V.I.-Global Utilities Fund-Series II
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
AIM V.I.-Mid Cap Growth Fund-Series II
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Dreyfus V.I.F.-Appreciation Portfolio-Service Shares
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Dreyfus V.I.F.-Money Market Portfolio
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Dreyfus Stock Index Fund-Service Shares
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
INVESCO VIF-Core Equity Fund
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
INVESCO VIF-Financial Services Fund
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
INVESCO VIF-Health Sciences Fund
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
INVESCO VIF-Small Company Growth Fund
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Janus A.S.-Aggressive Growth Portfolio-Service Shares
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Janus A.S.-Balanced Portfolio-Service Shares
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Janus A.S.-Growth Portfolio-Service Shares
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Janus A.S.-Worldwide Growth Portfolio-Service Shares
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Neuberger Berman-AMT Fasciano Portfolio (Class S)
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Neuberger Berman-AMT Guardian Portfolio (Class S)
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Oppenheimer Capital Appreciation Fund/VA-Service Class
Oppenheimer Global Securities Fund/VA-Service Class
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Oppenheimer Main Street Small Cap Fund/VA-Service Class
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Oppenheimer Multiple Strategies Fund/VA-Service Class
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Large Cap Growth Portfolio
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Select Value Portfolio
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
PBHG Insurance Series Fund-PBHG Tech & Comm Portfolio
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
PIMCO VIT High Yield Portfolio-Administrative Class
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
PIMCO VIT Real Return Portfolio-Administrative Class
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
PIMCO VIT Total Return Portfolio-Administrative Class
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Rydex VT-Sector Rotation Fund
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Strong Opportunity Fund II, Inc.-Advisor Series
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Van Kampen UIF-Core Plus Fixed Income Portfolio
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Van Kampen UIF-Value Portfolio
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Van Kampen UIF-Mid Cap Value Portfolio
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------
Van Kampen UIF-U.S. Real Estate Portfolio
------------------------------------------------------------------------------- ------------ ----------- ----------- ------------

--------------------------------------------------------------------------- ----------------------------------------------------
EXAMPLES
                                                                                     EXAMPLE #2--ASSUMING NO SURRENDER
CONTRACTS WITH ALL OPTIONAL RIDERS AND ENDORSEMENTS
(HIGHEST POSSIBLE CHARGES*)                                                 If the owner does not surrender his or her
                                                                            Contract, or if it is annuitized, the following
(*Assumes owner is over age 70 and under age 79)                            expenses would be charged  on a $1,000 investment
                                                                            at the end of the applicable time period:
-------------------------------------------------------------------------- -------------- ------------ ----------- -------------
SUBACCOUNT                                                                    1 YEAR*       3 YEARS     5 YEARS      10 YEARS
-------------------------------------------------------------------------- -------------- ------------ ----------- -------------
AIM V.I.-Capital Development Fund-Series II
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
AIM V.I.-Government Securities Fund-Series II
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
AIM V.I.-Global Utilities Fund-Series II
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
AIM V.I.-Mid Cap Growth Fund-Series II
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
Dreyfus V.I.F.-Appreciation Portfolio-Service Shares
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
Dreyfus V.I.F.-Money Market Portfolio
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
Dreyfus Stock Index Fund-Service Shares
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
INVESCO VIF-Core Equity Fund
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
INVESCO VIF-Financial Services Fund
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
INVESCO VIF-Health Sciences Fund
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
INVESCO VIF-Small Company Growth Fund
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
Janus A.S.-Aggressive Growth Portfolio-Service Shares
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
Janus A.S.-Balanced Portfolio-Service Shares
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
Janus A.S.-Growth Portfolio-Service Shares
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
Janus A.S.-Worldwide Growth Portfolio-Service Shares
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
Neuberger Berman-AMT Fasciano Portfolio (Class S)
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
Neuberger Berman-AMT Guardian Portfolio (Class S)
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
Oppenheimer Capital Appreciation Fund/VA-Service Class
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
Oppenheimer Global Securities Fund/VA-Service Class
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
Oppenheimer Main Street Small Cap Fund/VA-Service Class
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
Oppenheimer Multiple Strategies Fund/VA-Service Class
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
PBHG Insurance Series Fund-PBHG Large Cap Growth Portfolio
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
PBHG Insurance Series Fund-PBHG Mid-Cap Value Portfolio
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
PBHG Insurance Series Fund-PBHG Select Value Portfolio
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
PBHG Insurance Series Fund-PBHG Tech & Comm Portfolio
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
PIMCO VIT High Yield Portfolio-Administrative Class
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
PIMCO VIT Real Return Portfolio-Administrative Class
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
PIMCO VIT Total Return Portfolio-Administrative Class
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
Rydex VT-Sector Rotation Fund
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
Strong Opportunity Fund II, Inc.-Advisor Series
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
Strong Variable Insurance Funds, Inc.-Strong Mid Cap Growth Fund II
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
Van Kampen UIF-Core Plus Fixed Income Portfolio
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
Van Kampen UIF-Value Portfolio
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
Van Kampen UIF-Mid Cap Value Portfolio
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------
Van Kampen UIF-U.S. Real Estate Portfolio
--------------------------------------------------------------------------- ------------- ------------ ----------- -------------

*Annuitization is not permitted under the Contracts until after the second Contract Year.

                   ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
                     ANNUITY INVESTORS(R) VARIABLE ACCOUNT C

                                THE HELMSMAN (SM)
                  INDIVIDUAL FLEXIBLE PREMIUM DEFERRED ANNUITY
                    SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2003

Annuity Investors Life Insurance Company ("the Company") is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus ("Contract Prospectus") dated May 1, 2003, for The Commodore Helmsman Variable Annuity (the "Contract"). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference. Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus.

IN 2003, THE COMPANY IS SEEKING OR WILL SEEK APPROPRIATE REGULATORY APPROVAL TO ISSUE THE CONTRACT WITH A REVISED DEATH BENEFIT AMOUNT ENDORSEMENT (THE "2003 DEATH BENEFIT ENDORSEMENT"). UNTIL THE 2003 DEATH BENEFIT ENDORSEMENT IS APPROVED IN YOUR STATE, THIS SUPPLEMENTAL PROSPECTUS PROVIDES INFORMATION YOU SHOULD KNOW REGARDING THE DEATH BENEFIT IF YOU BECOME A CONTRACT OWNER AFTER MAY 1, 2003 BUT BEFORE THE 2003 DEATH BENEFIT ENDORSEMENT IS APPROVED IN YOUR STATE.

The Statement of Additional Information ("SAI") dated May 1, 2003, contains more information about the Company, the Separate Account and the Contracts, including the Subaccounts. The Company filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the Statement of Additional Information is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call the Company at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC's website: www.sec.gov. The registration number for The Commodore Helmsman is 333-88300.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the Statement of Additional Information, or our approved sales literature. The description of the Contract in the Contract Prospectus and this Supplemental Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus or this Supplemental Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the Statement of Additional Information or our approved sales literature.

-------------------------------------------------------------------------------
THESE SECURITIES MAY BE SOLD BY A BANK OR CREDIT UNION, BUT ARE NOT FINANCIAL INSTITUTION PRODUCTS.
* THE CONTRACTS ARE NOT FDIC OR NCUSIF INSURED
* THE CONTRACTS ARE OBLIGATIONS OF THE COMPANY AND NOT OF THE BANK OR CREDIT
  UNION
* THE BANK OR CREDIT UNION DOES NOT GUARANTEE THE COMPANY'S OBLIGATIONS UNDER THE CONTRACTS
* THE CONTRACTS INVOLVE INVESTMENT RISK AND MAY LOSE VALUE
-------------------------------------------------------------------------------



-------------------------------------------------------------------------------
                 SECTION OF PROSPECTUS REPLACED IN ITS ENTIRETY
    IF THE 2003 DEATH BENEFIT ENDORSEMENT HAS NOT BEEN APPROVED IN YOUR STATE
-------------------------------------------------------------------------------

The "DEATH BENEFIT AMOUNT" subsection of the "BENEFIT PAYMENT PERIOD" section of the Prospectus is deleted, and is replaced in its entirety by the following:

DEATH BENEFIT AMOUNT
The Death Benefit Amount will equal the greatest of:

      1)     the Account Value on the Death Benefit Valuation Date; or
      2) the total purchase payments, reduced proportionally for partial surrenders; or
      3) the largest Account Value on any Contract anniversary before the Death Benefit Valuation Date and prior to any owner's 80th birthday, reduced proportionally for subsequent partial surrenders.

The reduction for partial surrenders will be in the same proportion that the Account Value was reduced on the date of the partial surrender.

ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)
ANNUITY INVESTORS(R) VARIABLE ACCOUNT C


STATEMENT OF ADDITIONAL INFORMATION FOR
INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES
May 1, 2003
This statement of additional information supplements the current prospectuses for Individual Flexible Premium Deferred Variable Annuity Contracts (collectively, the "Contracts") offered by Annuity Investors life Insurance Company through Annuity Investors Variable Account C ("Separate Account"). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this statement of additional information and have the same meaning as in the prospectuses. A copy of either of the prospectuses dated May 1, 2003, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, Administrative Office, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call the Company at 1-800-789-6771, or visit us at our website www.commodoreva.com to request a copy.













                                TABLE OF CONTENTS

                                                                                                Page
ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)                                                       3
         General Information and History                                                          3
         State Regulation                                                                         3
SERVICES                                                                                          3
         Safekeeping of Separate Account Assets                                                   3
         Records and Reports                                                                      3
         Experts                                                                                  3
DISTRIBUTION OF THE CONTRACTS                                                                     4
ADDITIONAL EXPENSE EXAMPLES                                                                       5
CALCULATION OF PERFORMANCE INFORMATION                                                           61
         Money Market Subaccount Standardized Yield Calculation                                  61
         Average Annual Total Return Calculation                                                 62
         Cumulative Total Return Calculation                                                     62
         Other Performance Measures                                                              63
BENEFIT UNITS-TRANSFER FORMULAS                                                                  64
FEDERAL TAX MATTERS                                                                              65
         Taxation of Separate Account Income                                                     65


         Tax Deferred Status of Non Qualified Contracts                                          65
FINANCIAL STATEMENTS                                                                             66


ANNUITY INVESTORS LIFE INSURANCE COMPANY(R)

GENERAL INFORMATION AND HISTORY

Annuity Investors Life Insurance Company (the "Company") is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of fixed and variable annuity policies.

The Company is a wholly owned subsidiary of Great American Life Insurance Company(R), which is a wholly owned subsidiary of Great American Financial Resources, Inc., a publicly traded insurance holding company ("GAFRI") (NYSE:
GFR). GAFRI is in turn indirectly controlled by American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

STATE REGULATIONS

The Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.

SERVICES

SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

The Company holds title to assets of the Separate Account. The Separate Account assets are segregated from the Company's general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts.

The Company holds title to assets invested in the fixed account options together with the Company's other general account assets.

RECORDS AND REPORTS

The Company will maintain all records and accounts relating to the fixed account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended ("1940 Act"), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner's last known address or, if requested by the owner, electronically.

EXPERTS

The statutory-basis financial statements of the Company at December 31, 2002 and 2001, and for the years then ended, appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1300 Chiquita Center, 250 East Fifth Street, Cincinnati, Ohio 45202.


DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts is expected to be continuous. Although the Company does not anticipate discontinuing the offering of the Contracts, the Company reserves the right to discontinue offering either of the Contracts.
[table to be updated by amendment]
The approximate commissions received and retained by Great American Advisors, Inc. for sale of the contracts for the last fiscal year are as follows:

                                                      Year Ended
Registration Statement #                             12/31/2002
                                         Received                   Retained
333-                                     $                          $

CALCULATION OF PERFORMANCE INFORMATION

MONEY MARKET SUBACCOUNT STANDARDIZED YIELD CALCULATION


In accordance with rules and regulations adopted by the Securities and Exchange Commission, the Company computes the Money Market Subaccount's current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities. This current annualized yield is calculated according to the following formula:

YIELD = (BASE PERIOD RETURN/7)*365
    Where:
    BASE PERIOD RETURN =                The percentage (or net) change in
                                        the Accumulation Unit Value for
                                        the Money Market Subaccount ("AUV")
                                        over a 7-day period determined as
                                        follows:

          AUV at end of 7-day period - AUV at beginning of 7-day period
          --------------------------------------------------------------
                        AUV at beginning of 7-day period

Because the Net Asset Value of the Money Market Portfolio rarely deviates from
1.000000 per unit, the change in the Accumulation Unit Value for the Money Market Subaccount (numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less mortality and expense risk charges deducted from the Subaccount over the 7-day period. Because of the deductions for mortality and expense risk charges, the yield for the Money Market Subaccount of the Separate Account will be lower than the yield for the Money Market Portfolio or any comparable substitute-funding vehicle.

The Securities and Exchange Commission also permits the Company to disclose the effective yield of the Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:


EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)[TO THE POWER OF]365/7] - 1
The yields and effective yields for the Money Market Subaccount for the 7-day period ended December 31, 2002 are as follows:
[table to be updated by amendment]

------------------------ -------------------------------------- ---------------------- ----------------------
       Contract             Total Separate Account Charges              Yield             Effective Yield
------------------------ -------------------------------------- ---------------------- ----------------------

------------------------ -------------------------------------- ---------------------- ----------------------


The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. The Money Market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the Money Market Portfolio or substitute funding vehicle, and operating expenses.

In addition, the yield figures do not reflect the effect of any taxes, Contingent Deferred Sales Charges or contract maintenance fees that may be applicable on surrender under any Contract.

AVERAGE ANNUAL TOTAL RETURN CALCULATION

The Company may from time to time disclose average annual total returns for one or more of the Subaccounts for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one-, five- and ten-year periods (or for such period of time as the underlying Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:
P (1+T)[TO THE POWER OF]n = ERV
Where:

P             =   a hypothetical initial payment of $1,000
T             =   average annual total return
N             =   number of years
ERV               = ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a
                  hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
Average annual total return may be presented in either standardized or non-standardized form. Average annual total return data may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. The SEC considers hypothetical performance to be non-standardized. The ERV for standardized data reflects the deduction of all recurring fees, such as contract maintenance fees, contingent deferred sales charges, administration charges and mortality and expense risk charges, which are charged to all Contracts of that type. The ERV for non-standardized data reflects the deduction of mortality and expense risk charges and administration charges, but not contract maintenance fees or contingent deferred sales charges. Non-standardized performance data will be advertised only if the requisite standardized performance data is also disclosed.
CUMULATIVE TOTAL RETURN CALCULATION
The Company may from time to time disclose cumulative total return for various periods of time. Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return may be either actual return or hypothetical return. It will be hypothetical if it reflects performance for a period of time before the Subaccount commenced operations. Cumulative total return is calculated using the following formula:
CTR = (ERV/P)-1
Where:
===============================================================================
CTR               = the cumulative total return net of Subaccount recurring
                  charges, other than the contract maintenance fee, for the period


===============================================================================
ERV               = ending redeemable value at the end of the one-, five-or
                  ten-year period (or fractional portion thereof), of a
                  hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period
===============================================================================
P                 = a hypothetical initial payment of $1,000
===============================================================================

Although cumulative total return can be presented in either standardized or non-standardized form, the Company currently advertises only non-standardized cumulative total return, which assumes a contingent deferred sales charge of 0%, and no contract maintenance fee. The contingent deferred sales charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the contingent deferred sales charge would decrease the return shown. Non-standardized cumulative total return can only be advertised if standardized average annual total return is also disclosed.
Because the Separate Account did not commence operations until August 1, 2002, no standardized performance data is available at the time of this filing. No non-standardized performance data will be presented until the requisite standardized performance data is available.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA
(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract maintenance fees--data is the same for all Standard Contracts)
[table to be updated by amendment]
---------------------------------------- --------------------------------------
                                                    S.E.C. FILE NO.
---------------------------------------- --------------------------------------
All Periods Ended 12/31/2002                    From Inception Date (1)
---------------------------------------- --------------------------------------

---------------------------------------- --------------------------------------
(1) From Separate Account Commencement date (8/--/02) to 12/31/2002 unless otherwise noted.
NON STANDARDIZED AVERAGE ANNUAL TOTAL RETURN DATA
(Data reflects deduction of all recurring charges including contingent deferred sales charges and contract maintenance fees--data is the same for all Standard Contracts)
[table to be updated by amendment]
---------------------------------------- --------------------------------------
                                                    S.E.C. FILE NO.
---------------------------------------- --------------------------------------

All Periods Ended 12/31/2002                    From Inception Date (1)
---------------------------------------- --------------------------------------

---------------------------------------- --------------------------------------
(1) From Separate Account Commencement date (8/--/02) to 12/31/2002 unless otherwise noted.


OTHER PERFORMANCE MEASURES
Any of the Contracts may be compared in advertising materials to certificates of deposit ("CDs") or other investments issued by banks or other depository institutions. Variable annuities differ from bank investments in several respects. For example, variable annuities may offer higher potential returns than CDs. However, unless you have elected to invest in only the fixed account options, the Company does not guarantee your return. Also, none of your investments under the Contract, whether allocated to the fixed account options or to a Subaccount, are FDIC-insured.
Advertising materials for any of the Contracts may, from time to time, address retirement needs and investing for retirement, the usefulness of a tax-qualified retirement plan, saving for college, or other investment goals. Advertising materials for any of the Contracts may discuss, generally, the advantages of investing in a variable annuity and the Contracts' particular features and their desirability and may compare Contract features with those of other issuers. Advertising materials may also include a discussion of the balancing of risk and return in connection with the selection of investment options under the Contracts and investment alternatives generally, as well as a discussion of the risks and attributes associated with the investment options under the Contracts. A description of the tax advantages associated with the Contracts, including the effects of tax-deferral under a variable annuity, or under a retirement plan generally, may be included as well. Advertising materials for any of the Contracts may quote or reprint financial or business publications and periodicals, including model portfolios or allocations as they relate to current economic and political conditions, management and composition of the underlying Portfolios, investment philosophy, investment techniques, and desirability of owning the Contract and other products and services offered by the Company or Great American Advisors, Inc. ("GAA").
The Company or GAA may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include: information about current economic, market and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and alternative investment strategies and plans. Ibbotson Associates of Chicago, Illinois ("Ibbotson"), provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on Consumer Price Index), and combinations of various capital markets based on the returns of different indices.
Advertising materials for any of the Contracts may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risk associated with the security types in any capital market may or may not correspond directly to those of the Subaccounts and the Portfolios. Advertising materials may also compare performance to that of other compilations or indices that may be developed and made available in the future.
In addition, advertising materials may quote various measures of volatility and benchmark correlation for the Subaccounts and the respective Portfolios and compare these volatility measures and correlation with those of other separate accounts and their underlying funds. Measures of volatility seek to compare a Subaccount's, or its underlying Portfolio's, historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.


BENEFIT UNITS - TRANSFER FORMULAS
Transfers of a Contract owner's Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas:

      The number of Benefit Units to be transferred from a given Subaccount is BU1 (trans). The number of the Contract Owner's Benefit Units remaining in such Subaccount (after the transfer)

       = UNIT1 - BU1 (trans)

      The number of Benefit Units transferred to the new Subaccount is BU2
       (trans). BU2 (trans) = BU1 (trans) * BUV1/BUV2.

      The number of the Contract Owner's Benefit Units in the new Subaccount (after the transfer) = UNIT2 + BU2 (trans).

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner's Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment's due date.

Where:
      BU1 (trans) is the number of the Contract Owner's Benefit Units transferred from a given Subaccount.
      BU2 (trans) is the number of the Contract Owner's Benefit Units transferred into the new Subaccount.
                 BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.
                 BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.
                 UNIT1 is the number of the Contract owner's Benefit Units in the Subaccount from which the transfer is being made, before the transfer.
                 UNIT2 is the number of the Contract owner's Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

FEDERAL TAX MATTERS
The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. This discussion is general and is not intended as tax advice. Federal income tax laws or the interpretation of those laws by the Internal Revenue Service may change at any time.

TAXATION OF SEPARATE ACCOUNT INCOME
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code ("IRC"). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.
Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.
In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner's gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.
The Treasury Department has also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of this statement of additional information, no guidance has been issued.

The ownership rights under the Contracts are similar to, but different in certain respects from, those described by the Internal Revenue Service in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more flexibility in allocating purchase payments and Account Value that was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings that the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account. Tax Deferral on Nonqualified Contracts Section 817(h) of the Code requires that with respect to nonqualified Contracts, the investments of the Portfolios be "adequately diversified" in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios' assets may be invested. Failure of a Portfolio to meet the diversification requirements would result in loss of tax deferred status to owners of nonqualified Contracts.


FINANCIAL STATEMENTS
The audited financial statements of the Separate Account at, and for the period ended, December 31, 2002 and the Company's audited statutory basis financial statements for the years ended December 31, 2002 and 2001 are included herein. The financial statements of the Company included herein should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

[SEPARATE ACCOUNT FINANCIAL STATEMENTS TO BE ADDED BY AMENDMENT]

[COMPANY FINANCIAL STATEMENTS TO BE UPDATED BY AMENDMENT]

STATUTORY-BASIS FINANCIAL STATEMENTS
AND OTHER FINANCIAL INFORMATION
Annuity Investors Life Insurance Company
Years ended December 31, 2001 and 2000 with Report of Independent Auditors




                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                      STATUTORY-BASIS FINANCIAL STATEMENTS
                         AND OTHER FINANCIAL INFORMATION
                     YEARS ENDED DECEMBER 31, 2001 AND 2000

     CONTENTS

Report of Independent Auditors...............................................  1

Audited Statutory-Basis Financial Statements
Balance Sheets - Statutory-Basis.............................................  2
Statements of Operations - Statutory-Basis...................................  3
Statements of Changes in Capital and Surplus - Statutory-Basis...............  4
Statements of Cash Flows - Statutory-Basis...................................  5
Notes to Statutory-Basis Financial Statements................................  6

                         Report of Independent Auditors
Board of Directors
Annuity Investors Life Insurance Company
We have audited the accompanying statutory-basis balance sheets of Annuity Investors Life Insurance Company as of December 31, 2001 and 2000, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
As described in Note B and I to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are described in Note B and I.
In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Annuity Investors Life Insurance Company at December 31, 2001 and 2000, or the results of its operations or its cash flows for the years then ended. However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2001 and 2000, and the results of its operations and its cash flows for the years then ended in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department. As discussed in Note J to the financial statements, in 2001 Annuity Investors Life Insurance Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Ohio Insurance Department.
                                                    /s/ Ernst & Young LLP
March 8, 2002
Cincinnati, Ohio

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
-------------------------------------------------------------------------------
                                 BALANCE SHEETS
                                 STATUTORY-BASIS

                                                            DECEMBER 31
                                                      2001           2000
                                                      ----           ----
                                                                 ADMITTED ASSETS
         Cash and invested assets:
Fixed maturities-at amortized cost ...........   $ 352,476,106    $ 250,317,983
(market value - ($356,396,556 and
                                                                  $ 247,954,102)
Preferred stock ..............................         487,500             --
Policy loans .................................       7,232,127        5,707,485
Short-term investments .......................       6,858,597        5,834,852
Cash (overdraft) .............................      (2,108,192)       2,431,227
                                                 -------------    -------------

Total cash and invested assets ...............     364,946,138      264,291,547

Investment income due and accrued ............       5,322,911        3,853,375
Receivable from parent and affiliates ........         276,265          188,912
Reinsurance ceded receivable .................            --                240
Other admitted assets ........................         187,148          788,477
                                                 -------------    -------------

Total General Account admitted assets ........     370,732,462      269,122,551
Separate account assets ......................     529,589,584      533,654,802
                                                 -------------    -------------

         TOTAL ADMITTED ASSETS ...............   $ 900,322,046    $ 802,777,353
                                                 -------------    -------------

                                                LIABILITIES, CAPITAL AND SURPLUS
Annuity reserves .............................   $ 335,091,201    $ 240,619,443
Liability for deposit-type contracts .........      22,527,306       16,664,361
Policy and contract claims ...................       2,500,422        1,727,978
Commissions due and accrued ..................         380,292          274,458
General expenses due and accrued .............         799,847        1,218,911
Transfers to Separate Accounts due and accrued     (23,320,121)     (22,411,583)
Taxes, licenses and fees due and accrued .....          62,844           54,787
Net deferred tax liability ...................         595,029             --
Asset valuation reserve ......................       1,509,976        1,159,508
Payable to parent and affiliates .............         509,712        2,704,402
Remittances and items not allocated ..........       3,516,820        4,002,971
Other liabilities ............................          38,140           18,849
                                                 -------------    -------------

Total General Account liabilities ............     344,211,468      246,034,085
Separate Account liabilities .................     529,589,584      533,654,802
                                                 -------------    -------------

                TOTAL LIABILITIES ............     873,801,052      779,688,887
                                                 -------------    -------------

-25,000 shares authorized
-20,000 shares issued and outstanding ........       2,500,000        2,500,000
Gross paid-in and contributed surplus ........      69,550,000       44,550,000
Unassigned deficit ...........................     (45,529,006)     (23,961,534)
                                                 -------------    -------------

       TOTAL CAPITAL AND SURPLUS .............      26,520,994       23,088,466
                                                 -------------    -------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS .......   $ 900,322,046    $ 802,777,353
                                                 -------------    -------------

                See notes to statutory-basis financial statements

=============================================================================
2

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                                 STATUTORY-BASIS

                                                                YEAR ENDED DECEMBER 31
                                                            2001                    2000
                                                            ----                    ----
REVENUES
Premiums and annuity considerations .................   $ 251,599,485    $ 378,867,301
Net investment income ...............................      20,089,615       15,697,754
Amortization of interest maintenance
 reserve (deduction).................................          (7,622)         (66,220)
Commission and expense allowance on reinsurance ceded             480            8,020
Contract charges - Separate Accounts ................       6,761,888        6,191,432
Charges and fees for deposit type funds .............       3,656,043          814,227
Other income ........................................       1,528,528          981,341
                                                        -------------    -------------
Total revenues ......................................     283,628,417      402,493,855

BENEFITS AND EXPENSES
Increase in aggreagate reserves .....................      94,471,758       61,153,614
Increase in policy and contract claim ...............         772,444          614,082
reserves
Policyholders' benefits .............................      72,719,745       55,295,467
Commissions .........................................      15,789,635       22,860,130
General insurance expenses ..........................      14,719,232       12,125,366
Taxes, licenses and fees ............................         687,382          623,885
Net transfers to Separate Accounts ..................     100,636,282      263,493,329
                                                        -------------    -------------

Total benefits ......................................     299,796,478      416,165,873
                                                        -------------    -------------

Loss from operations before federal income taxes ....     (16,168,061)     (13,672,018)

Federal income taxes ................................            --               --

Loss from operations before net realized
 capital losses......................................     (16,168,061)      13,672,018


Net realized capital losses before federal
income taxes and transfer to IMR....................      (2,894,947)          (5,508)
Interest maintenance reserve transfer (net of tax)..         258,665            3,581
                                                        -------------    -------------

Net realized capital losses after transfer to IMR ...      (2,636,282)          (1,927)
                                                        -------------    -------------

NET LOSS ............................................   $ (18,804,343)   $  13,673,945
                                                        -------------    -------------

                See notes to statutory-basis financial statements

                                        3

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                 STATUTORY-BASIS

                                                            YEAR ENDED DECEMBER 31
                                                            2001               2000
                                                            ----               ----
COMMON STOCK
Balance at beginning and end of year ................   $  2,500,000    $  2,500,000
                                                        ------------    ------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
Balance at beginning of year ........................   $ 44,550,000    $ 34,550,000
Surplus contribution by parent ......................     25,000,000      10,000,000
                                                        ------------    ------------

Balance at end of year ..............................   $ 69,550,000    $ 44,550,000
                                                        ------------    ------------
UNASSIGNED DEFICIT
Balance at beginning of year ........................   $(23,961,534)   $ (9,934,583)
Net loss ............................................    (18,804,343)    (13,673,945)
Cumulative effect of changes in accounting principles     (1,443,350)           --
Increase in net deferred income tax .................      6,054,282            --
(Decrease increase in non-admitted assets ...........     (6,759,698)         69,662
Increase in asset valuation reserve .................       (350,468)       (422,668)
Change in net unrealized capital losses .............       (263,895)           --
                                                        ------------    ------------

Balance at end of year ..............................   $(45,529,006)   $(23,961,534)
                                                        ------------    ------------

TOTAL CAPITAL AND SURPLUS ...........................   $ 26,520,994    $ 23,088,466
                                                        ------------    ------------

 See notes to statutory-basis financial statements

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                                 STATUTORY-BASIS

                                                       YEAR ENDED DECEMBER 31
                                                        2001              2000
                                                        ----              ----
         OPERATIONS:
Premiums and annuty considerations ............   $ 251,599,485    $ 378,867,301
Deposits on deposit-type contract funds .......       7,932,756        3,463,787
Net investment income .........................      18,400,769       14,395,081
Policyholder benefits paid ....................     (66,710,186)     (52,264,751)
Withdrawals on deposit-type contract funds ....      (4,423,328)      (3,026,297)
Commissions, expenses and other taxes paid ....     (31,426,422)     (34,917,659)
Net transfers to Separate Accounts ............    (101,544,842)    (271,081,245)
Contract charges - Separate Accounts ..........       6,742,991        6,191,564
Other cash (used) provided ....................        (732,098)         836,758
                                                  -------------    -------------

Net cash provided by operations ...............      79,839,125       42,464,539
         INVESTMENT ACTIVITIES:
Sale, maturity or repayment of fixed maturities      57,883,083       27,164,655
Net increase in policy loans ..................      (1,524,642)      (2,660,052)
Purchase of fixed maturities ..................    (163,966,990)     (83,529,111)
Purchase of preferred stock ...................        (746,250)            --
                                                  -------------    -------------

Net cash used in investment activities ........    (108,354,799)     (59,024,508)
         FINANCING ACTIVITIES:
Surplus paid in ...............................      25,000,000       10,000,000
                                                  -------------    -------------

Net cash provided by financing activities .....      25,000,000       10,000,000
                                                  -------------    -------------


Net decrease in cash and short-term investments      (3,515,674)      (6,559,969)

Cash and short-term investments at
beginning of year                                     8,266,079       14,826,048
                                                  -------------    -------------

Cash and short-term investments at end of year    $   4,750,405    $   8,266,079
                                                  -------------    -------------


                See notes to statutory-basis financial statements

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
                  NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
                           DECEMBER 31, 2001 AND 2000
A. GENERAL

Annuity Investors Life Insurance Company ("AILIC" or "the Company"), a stock life insurance company domiciled in the State of Ohio, is an indirectly owned subsidiary of Great American Financial Resources, Inc. ("GAFRI"), a publicly traded financial services holding company of which American Financial Group, Inc. ("AFG") owned 83% as of December 31, 2001.

AILIC's products are variable and fixed annuities. The variable annuities are reported as premiums and annuity considerations and are marketed to hospitals, educational institutions and other qualified and non-qualified markets. During 1997, AILIC also began writing individual fixed annuity products produced by one large agency, primarily in the western part of the United States. In 2001 and 2000, the individual fixed annuity products represented approximately 21% and 16%, respectively, of total production.

B. ACCOUNTING POLICIES

BASIS OF PRESENTATION The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the Ohio Insurance Department, which vary in some respects from generally accepted accounting principles ("GAAP"). The more significant of these differences are as follows:

  a.   annuity receipts are accounted for as revenues versus liabilities;

  b.   deposit-type funds are accounted for as liabilities;

(c) costs incurred in the acquisition of new business such as commissions, underwriting and policy issuance costs are expensed at the time incurred versus being capitalized;

(d) reserves established for annuity reserves are calculated using more conservative assumptions for mortality and interest rates than would be used under GAAP;

(e) an Interest Maintenance Reserve ("IMR") is provided whereby portions of realized gains and losses from fixed income investments are deferred and amortized into investment income as prescribed by the NAIC;

(f) investments in fixed maturity securities considered "available for sale" (as defined by GAAP) are generally recorded at amortized cost versus market;

(g) an Asset Valuation Reserve ("AVR") is provided which reclassifies a portion of surplus to liabilities; and

(h) the cost of certain assets designated as "non-admitted assets" (principally advance commissions paid to agents) is charged against surplus.

Preparation of the financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein. Certain reclassifications have been made to the prior year financial statements to conform with current year presentation.

INVESTMENTS Asset values are generally stated as follows: Bonds not backed by other loans, where permitted, are carried at amortized cost using the interest method; loan-backed bonds and structured securities, where permitted, are carried at amortized cost using the interest method; short-term investments are carried at cost; and policy loans are carried at the aggregate unpaid balance.

The Company uses dealer modeled prepayment assumptions to determine effective yields for loan-backed bonds and structured securities. These assumptions are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions are accounted for on a prospective basis.

As prescribed by the NAIC, the market value for investments in bonds is determined by the values included in the Valuations of Securities manual published by the NAIC's Securities Valuation Office. Those values generally represent quoted market value prices for securities traded in the public marketplace or analytically determined values by the Securities Valuation Office.

6

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2000

INVESTMENTS (CONTINUED)

Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the statutory-basis financial statements.

The carrying values of cash and short-term investments approximate their fair values. Gains or losses on sales of securities are recognized at the time of disposition with the amount of gain or loss determined on the specific identification basis.

The IMR applies to interest-related realized capital gains and losses (net of tax) and is intended to defer realized gains and losses resulting from changes in the general level of interest rates. The IMR is amortized into investment income over the approximate remaining life of the investments sold. AILIC has an IMR asset which is non-admitted and charged against surplus.

The AVR provides for possible credit-related losses on securities and is calculated according to a specified formula as prescribed by the NAIC for the purpose of stabilizing surplus against fluctuations in the market value of investment securities. Changes in the required reserve balances are made by direct credits or charges to surplus.

PREMIUMS Annuity premiums and annuity considerations are recognized as revenue when received.

SEPARATE ACCOUNTS Separate account assets and liabilities reported in the accompanying statutory-basis balance sheets represent funds that are separately administered, principally for annuity contracts, and for which the contractholder, rather than AILIC, bears the investment risk. Assets of the separate accounts are not chargeable with liabilities incurred in any other business operation of AILIC. Separate account assets are reported at market value. The operations of the separate accounts are not included in the accompanying statutory-basis financial statements.

Fees charged on separate
account policyholder account values are included in other income.

ANNUITY RESERVES Annuity reserves and the related Commissioner's Annuity Reserve Valuation Method adjustment that reflects contingent deferred sales charges on the fixed and variable options are developed by actuarial methods and are determined based on published tables using statutory specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum amounts required by law.

REINSURANCE Reinsurance premiums, benefits and expenses are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. AILIC remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

FEDERAL INCOME TAXES American Financial Corporation ("AFC") files consolidated federal income tax returns which include AILIC. The provision for income taxes has been computed as if AILIC had filed tax returns on a separate company basis. In accordance with terms of GAFRI's indentures, GAFRI receives AILIC's tax allocation payments and any amounts owed to AFC are paid by GAFRI.

                                      7

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2000

BENEFIT PLAN All employees meeting minimum requirements are eligible to participate in an Employee Stock Ownership Retirement Plan ("ESORP") established by GAFRI. The ESORP is a noncontributory, trusteed plan which invests primarily in securities of GAFRI for the benefit of the employees of GAFRI and its subsidiaries. Contributions are discretionary by the Board of Directors of GAFRI and are charged against earnings in the year for which they are declared. Qualified employees having vested rights are entitled to benefit payments at age
60. Each participating employer contributes an amount based upon the relationship of its total eligible compensation to total eligible compensation under the plan. At December 31, 2001, the fair market value of plan assets was $15,459,801. Plan costs are funded as they accrue and vested benefits are fully funded.

The Company's parent, GAFRI, sponsors a 401(k) retirement plan for all eligible employees of GAFRI and its participating subsidiaries. Effective January 1, 2001, GAFRI and participating subsidiaries began making matching contributions to the 401(k) plan. Company contributions are based upon the amount of participating employees' contributions. The Company recognized expense of $38,184 for its contributions to the plan in 2001.

Effective October 1, 1994, the Company offered to its officers and selected employees the opportunity to defer receipt of a specific percentage of income. This plan was designed to comply with Section 457 of the Internal Revenue Code of 1986. Amounts deferred are credited with interest at a rate established by the Board of Directors.

The Company provides postretirement health care and life insurance benefits to employees meeting age and service requirements through plans sponsored by American Financial Corporation, Inc. The retiree medical care plan is a contributory plan covering all eligible employees hired prior to 1993; employees hired after 1992 pay the full cost of retiree medical coverage. The Company currently pays the full cost of life insurance coverage for eligible retirees. The medical plan is funded by monthly payments to a trust. Life insurance benefits are provided by insurance contracts. American Financial Corporation, Inc. has the right to modify or terminate either of these plans in the future. The Company has the right to terminate its participation at any time in the future.

Starting in 1993, the Company began accruing postretirement benefits over the period the employees qualify for such benefits. At December 31, 2001, GAFRI's accumulated postretirement benefit obligation was $687,311 using a discount rate of 7.25%. Great American Financial Resources, Inc.'s net postretirement benefits costs for the year ended December 31, 2001 were $109,978 which includes service cost and amortization of the transition obligation.

The weighted average annual assumed rate of increase in the health care cost trend rate is 10% for 2002 and is assumed to decrease gradually to 5% over 5 years and remain at that level thereafter. The effect of a 1% increase in the assumed health care cost trend rate for each year would increase the accumulated postretirement benefit obligation at December 31, 2001 by $1,409.


                                      8

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2001

C.  INVESTMENTS
    Fixed maturity investments at December 31 consisted of the following:


                                                               2001
                                      Carrying       Market             Gross Unrealized
                                       Value         Value           Gains        Losses
                                       -----         -----           -----        ------
                                                             U.S. Government and government

agencies and authorities           $ 30,759,326   $ 31,257,501   $    498,175   $       --
Public utilities                     32,815,497     32,813,669        418,232        420,060
Mortgage-backed securities           96,623,184     97,429,701      1,915,721      1,109,204
All other corporate                 192,278,099    194,895,685      4,930,112      2,312,526
                                   ------------   ------------   ------------   ------------

Total fixed maturity investments   $352,476,106   $356,396,556   $  7,762,240   $  3,841,790
                                   ------------   ------------   ------------   ------------


                                                                 2000
                                        Carrying       Market           Gross Unrealized
                                         Value         Value           Gains          Losses
                                         -----         -----           -----          ------
                                          U.S. Government and government

agencies and authorities             $ 25,516,076   $ 26,122,722   $    809,127   $    202,481
Public Utilities                       16,977,114     17,123,388        366,227        219,953
Mortgage-backed securities             91,423,474     90,598,539      1,485,227      2,310,162
All other corporate                   116,401,319    114,109,453      1,664,145      3,956,011
                                     ------------   ------------   ------------   ------------
  Total fixed maturity investments   $250,317,983   $247,954,102   $  4,324,726   $  6,688,607
                                     ------------   ------------   ------------   ------------


The table below sets forth the scheduled maturities of AILIC's fixed maturity investments as of December 31, 2001:

                                 Carrying          Market
                                   Value           Value
                                   -----           -----

Bonds by maturity:
Due within 1 year or less        $  6,728,269   $  7,123,809
Over 1 year through 5 years        85,751,289     87,183,899
Over 5 years through 10 years     167,531,344    168,510,204
Over 10 years through 20 years     56,811,197     57,661,699
Over 20 years                      35,654,007     35,916,945
                                 ------------   ------------
Total bonds by maturity          $ 352,476,106  $ 356,396,556
                                 ------------   ------------

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

Proceeds from sales of fixed maturity investments were $57.9 million in 2001 and $27.2 million in 2000. Gross realized gains of $1,492,769 and $162,582 and gross realized losses of $1,890,717 and $168,088 were realized on those sales during 2001 and 2000, respectively.

U.S. Treasury Notes with a carrying value of $6.8 million at December 31, 2001 and 2000, were on deposit as required by the insurance departments of various states.


                                      9

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2001

The Company recognized unrealized losses on the impairment of bonds due to the changes prescribed by the Codification process. The Company reported a change in accounting principle as a charge to unassigned funds (surplus) of approximately $1.1 million related to the write down of impaired assets due to the implementation of Codification on January 1, 2001. The Company also reported unrealized losses of approximately $2.5 million in 2001 as a result of the write down of impaired bonds.

Net investment income consisted of the following:

                                                     2001            2000
                                                     ----            ----
Bonds                                             $ 19,751,110    $ 15,341,377
Preferred stocks                                        47,020            --
Short-term investments                                 315,058         390,746
Cash on hand and on deposit                              2,483           4,865
Policy loans                                           408,368         266,665
Miscellaneous                                              585          11,621
                                                  ------------    ------------

Gross investment income                             20,524,624      16,015,274

         Investment expenses                          (435,009)       (317,520)
                                                  ------------    ------------

Net investment income                             $ 20,089,615    $ 15,697,754
                                                  ------------    ------------

Unrealized gains and losses on investments in preferred stocks are reported directly in unassigned surplus and do not affect operations. The cost, gross unrealized gains and fair value of those investments are summarized as follows:


                                 Gross Unrealized  Gross Unrealized   Fair
                           Cost        Gains         Losses          Value
                           ----        -----         ------          -----
                                      AT DECEMBER 31, 2001
Preferred stocks        $ 746,395       $ -         $ 258,895       $ 487,500
                        ----------      ---         ---------       ---------

        The Company did not own any preferred stock at December 31, 2000.


                                      10

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2001


D.       FAIR VALUES

The following methods and assumptions were used by AILIC in estimating the "fair value" disclosures for financial instruments in the accompanying financial statements and notes thereto: Cash and Short-term Investments: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

Investment Securities: Fair values for fixed maturity securities (including redeemable preferred stock) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit, and maturity of the investments. The fair values for equity securities are based on quoted market prices, where available; for equity securities that are not actively traded, estimated fair values are based on values of issues of comparable yield and quality. See Note C - Investments for fair values.

Policy Loans: The Company states policy loans at the aggregate unpaid balance. The Company's outstanding policy loan balance at December 31, 2001 and 2000, respectively, were $7.2 million and $5.7 million.

Annuity Reserves: The fair value of the liability for annuities in the payout phase is assumed to be the present value of the anticipated cash flows, discounted at current interest rates. Fair value of annuities in the accumulation phase is assumed to be no more than the policyholders' cash surrender amount. The aggregate fair value of all reserve liabilities was approximately $357.6 million and $257.3 million at December 31, 2001 and 2000, respectively.


                                      11

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2000

E. FEDERAL INCOME TAXES

The components of the net deferred tax asset/(liability) at December 31 are as follows:

                                                                                    2001
                                                                                    ----
Total of all deferred tax assets (admitted and nonadmitted)                      $15,522,779
                                                                                 -----------

Total of all deferred tax liabilities                                            $   595,029
                                                                                 -----------
         Total deferred tax assets nonadmitted in accordance with SSAP No. 10,
Income Taxes                                                                     $15,522,779
                                                                                 -----------

Increase in deferred tax assets nonadmitted                                      $ 6,375,961
                                                                                 -----------


The Company has no deferred tax liabilities that are not recognized for amounts described in SSAP No. 10, Income Taxes

The components of incurred income tax expense and the change in DTAs and DTLs are as follows:
Current income tax expense (benefit)                                             $       --
Change in DTAs                                                                   $  6,375,961
Change in DTLs                                                                   $    321,679
Benefit of Operating Loss Carry Forward                                          $       --
Adjustment of DTA or DTL                                                         $       --

The Company's income tax expense and change in DTA/DTL differs from the amount obtained by applying the federal statutory rate of 35% to Net Gain from Operations After Dividends to Policyholders for the following reasons:


Expected federal income tax expense of operations                                $ (5,658,821)
Other book/tax adjustments                                                            450,338
Carry forward of operating losses to future years                                   5,208,483
                                                                                 ------------
Total incurred income tax expense                                                $       --
                                                                                 ------------

As of December 31, the Company had operating loss carry forwards with origination dates from 1998 through 2001 that will expire as follows:

2013                                                                             $  4,567,397
2014                                                                                3,073,653
2015                                                                               12,513,434
2021                                                                               14,881,381


The Company does not have any incurred income taxes that will be available for recoupment in the event of future net losses.

===============================================================================
12

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2000


F. RELATED PARTY TRANSACTIONS

On December 31, 1998, for all policies issued by AILIC on or after August 1, 1998, a coinsurance agreement was entered into with Great American Life Insurance Company ("GALIC") to reinsure all of AILIC's equity indexed annuity premiums, benefits and expenses with GALIC. AILIC did not transfer any premiums to GALIC in 2001 compared to $0.1 million in 2000.

AILIC has an agreement with GAFRI, subject to the direction of the Finance Committee of AILIC, whereby GAFRI, along with services provided by American Money Management, Inc. (an affiliate), provides for management and accounting services related to the investment portfolio. In 2001 and 2000, AILIC paid $482,816 and $282,405 respectively, in management fees.

AILIC has an agreement with Great American Advisors, Inc. ("GAA") a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC's variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2001 and 2000, AILIC paid $3.8 million and $6.6 million, respectively, in commissions to GAA.

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates at charges not unfavorable to AILIC or the insurance affiliates. In 2001 and 2000, AILIC paid $6.1 million and $5.3 million, respectively, for services to affiliates.


                                      13

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2000

G. ANNUITY RESERVES, EXCLUDING SEPARATE ACCOUNTS

At December 31, 2001, AILIC's annuity reserves that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal are summarized as follows (in millions):


                                                                                         Amount           Percent
                                                             Subject to discretionary withdrawal (with adjustment):

With market value adjustment                                                               $ -                 0%
At book value less current surrender charge of 5% or more                                251.0               29.1
At market value                                                                          506.3               58.5
                                                                                        ------               ----

Total with adjustment or at market value                                                 757.3               87.6
                                                        Subject to discretionary withdrawal (without adjustment) at
Book value with minimal or no charge or adjustment                                        80.4                9.3
Not subject to discretionary withdrawal                                                   26.8                3.1
                                                                                         -----                ---

Total annuity reserves and deposit fund liabilities--before reinsurance                  864.5                100%
                                                                                                              ----

Less reinsurance ceded                                                                   (0.6)
                                                                                         -----

Net Annuity reserves and deposit fund liabilities                                      $ 863.9
                                                                                       -------
            Reconciliation to policy benefit reserves and deposit fund liabilities for life policies and contracts:

===================================================================================================================
Annuity reserves and deposit fund liabilities                                           $ 357.6

Commissioner's Annuity Reserve Valuation Method adjustment                               (23.3)

Separate Account Liabilities                                                             529.6
===================================================================================================================

Total policy benefit reserves and deposit fund liabilities for life policies and contracts
                                                                                        $863.9
                                                                                        ------

The Company has no life insurance business in force and no substandard policies in force. As of December 31, 2001, the Company has no insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Ohio.

The Tabular Interest, the Tabular Less Actual Reserve Released, and the Tabular Cost have all been determined by formula as described in the NAIC instructions for Page 7 of the Annual Statement. The method for determining Tabular Interest on funds not involving life contingencies and individual and group annuities in their accumulation, i.e. deferred, phase is as described in the formula for Tabular Interest contained in 1986 and prior NAIC instructions for Page 7 of the Annual Statement.

===============================================================================

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2000

H. SEPARATE ACCOUNTS

The Company writes individual and group non-guaranteed variable annuities. Net transfers to (from) the Separate Accounts for the years ended December 31, 2001 and 2001 are summarized as follows:

                                                                                   2001                  2000
                                                                                   ----                  ----
     Transfers to Separate Accounts - deposit-type funds                         $134,479,706         $250,008,065
     Transfers to Separate Accounts - withdrawals and other                       (32,934,864)          21,073,180
     transfers, net
     Transfers from Separate Accounts - contingent deferred sales charges            (908,560)          (7,587,916)
                                                                                    ---------          -----------
                  Net transfers to Separate Accounts                             $100,636,282         $263,493,329
                                                                                 ------------         ------------

All Separate Account reserves are non-guaranteed and subject to discretionary withdrawal at market value. Investments in the Separate Accounts at December 31 consisted of the following:

                                                              2001
                                                              ----
                                                   Market            Gross Unrealized
                                     Cost          Value           Gains            Losses
                                     ----          -----           -----            ------

Separate Account A                $188,880,229   $154,452,947   $    208,552   $ 34,635,834
Separate Account B                 469,452,846    375,136,637      1,927,162     96,243,371
                                  ------------   ------------   ------------   ------------

Total Separate Accounts           $658,333,075   $529,589,584   $  2,135,714   $130,879,205
                                  ------------   ------------   ------------   ------------

                                                              2000
                                                              ----
                                                    Market          Gross Unrealized
                                       Cost         Value          Gains         Losses
                                  ------------   ------------   ------------   ------------

Separate Account A                $168,536,735   $170,416,769   $ 10,958,237   $  9,078,203
Separate Account B                 419,958,992    363,238,033        587,407     57,308,366
                                  ------------   ------------   ------------   ------------





Total Separate Accounts           $588,495,727   $533,654,802   $ 11,545,644   $ 66,386,569
                                  ------------   ------------   ------------   ------------

                                      15

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
             NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS CONTINUED
                           DECEMBER 31, 2001 AND 2000


I. VARIANCES FROM GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the NAIC and the Ohio Insurance Department, which vary in some respects from GAAP. The following table summarizes the differences between net income and surplus as determined in accordance with statutory accounting practices and GAAP for the years ended December 31, 2001 and 2000:

                                                               NET INCOME                CAPITAL AND SURPLUS
                                                          2001            2000           2001            2000
                                                          ----            ----           ----            ----

                  As reported on a statutory basis   $(18,804,343)   $(13,673,945)   $ 26,520,994    $ 23,088,466
Commissions capitalized to DAC                         14,688,915      22,550,676      14,688,915      22,550,676
General expenses capitalized to DAC                     5,945,542       5,028,328       5,945,542       5,028,328
Amortization of DAC                                    (6,505,301)     (1,025,435)     (6,505,301)     (1,025,435)
Capitalized bonus interest                              1,003,193          35,787       1,003,193          35,787
Capital gains transferred to IMR, net of tax             (258,665)         (3,581)       (258,665)         (3,581)
Amortization of IMR, net of tax                             7,622          66,220           7,622          66,220
Accrual of bond discount                                    6,424            --             6,424            --
Contingent deferred sales charge                          160,771     (11,315,397)        160,771     (11,315,397)
Federal income taxes                                    1,321,801        (160,359)      1,321,801        (160,359)
Deferred income tax adjustment                               --              --        (6,054,282)           --
Realized gain (loss) adjustment                              --        (1,170,000)           --        (1,170,000)
Unrealized gain (loss) adjustment                            --              --         3,483,498       6,302,513
AVR adjustment                                               --              --           350,468         422,668
Non-admitted assets adjustment                               --              --         6,759,702         (69,662)
Change in accounting principles - Codification               --              --         1,443,350            --
Prior year stat to GAAP cumulative adjustments               --              --        24,950,549       4,288,791
                                                     ------------    ------------    ------------    ------------

Total GAAP adjustments                                 16,370,302      14,006,239      47,303,587      24,950,549
                                                     ------------    ------------    ------------    ------------

GAAP basis                                           $  2,434,041    $    332,294    $ 73,824,581    $ 48,039,015
                                                     ------------    ------------    ------------    ------------



==============================================================================

16

                    ANNUITY INVESTORS LIFE INSURANCE COMPANY
            NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS - CONTINUED
                           DECEMBER 31, 2001 AND 2000

J. CODIFIED STATUTORY ACCOUNTING PRINCIPLES

AILIC's statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the State of Ohio Insurance Department. Effective January 1, 2001 the State of Ohio required insurance companies domiciled in the State of Ohio to prepare their statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual, the "Manual," subject to any deviations prescribed or permitted by the Ohio insurance commissioner. Accounting changes adopted to conform to the provisions of the Manual are reported as changes in accounting principles. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. As a result of these changes, the Company reported a change in accounting principles as a charge to unassigned funds of approximately $1.4 million. Included in this total adjustment is a reduction in unassigned funds of approximately $1.1 million related to write down of impaired assets and a decrease in unassigned funds of approximately $0.3 million related to deferred tax liabilities.

K. SUBSEQUENT EVENTS

Subsequent to December 31, 2001, litigation involving the Company was settled for approximately $1.0 million. The Company paid this amount in March of 2002 and was reimbursed by GAFRI in April of 2002.

L. CAPITAL AND SURPLUS

The portion of the Company's unassigned funds (surplus) represented or reduced by each item below is as follows:

Unrealized gains and losses        $ (263,895)
Nonadmitted asset values            $ 807,303
Asset valuation reserve           $ 1,509,976

Life/health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2001, AILIC meets the RBC requirements.

The payment of dividends by AILIC to shareholders is limited and can only be made from earned profits unless prior approval is received from the Ohio Insurance Commissioner. The maximum amount of dividends that may be paid by life insurance companies without prior approval of the Ohio Insurance Commissioner is also subject to restrictions relating to statutory surplus and net income. In 2002, AILIC cannot pay dividends without prior approval of the Ohio Insurance Commissioner.

ADDITIONAL EXPENSE EXAMPLES

The current prospectuses for the Contracts, dated May 1, 2003, as supplemented from time to time, contain three sets of Examples to assist in understanding the various costs and expenses that an owner will bear directly or indirectly. The Examples in the prospectuses reflect the lowest possible level of charges (for a Contract with no optional riders or endorsements) and the highest possible level of charges (for a Contract with all optional riders or endorsements, sold to an owner over age 70 and under age 79). Examples for all other possible levels of charges are included in this section of the statement of additional information. Neither the Examples in the prospectuses nor the Examples that follow should be considered a representation of past or future expenses or annual rates of return of any Portfolio. Actual expenses and annual rates of return may be greater or lesser than the amounts shown. The Examples assume the reinvestment of all dividends and distributions, no transfers among Subaccounts or between the Fixed Account options and the Subaccounts, and a 5% annual rate of return. The contract maintenance fee is reflected in the examples as a charge of $____ per year for the Commodore Helmsman, and as a charge of $____ per year for the Commodore Majesty, based on the ratio of contract maintenance fees collected for the year ended 12/31/02 to total average net assets as of 12/31/02. The Examples do not include charges for premium taxes. Any waivers or reimbursements of Portfolio fees and/or expenses are reflected in the Examples, and are assumed to continue throughout the periods shown.

[ADDITIONAL EXPENSE EXAMPLES TO BE UPDATED BY AMENDMENT]

ADDITIONAL EXPENSE EXAMPLES FOR HELMSMAN CONTRACTS
The Enhanced Death Benefit Rider, the Guaranteed Minimum Income Benefit Endorsement and the Earnings Enhancement Benefit Rider were available on Helmsman Contracts issued prior to May 1, 2003. Therefore, all of the additional expense examples for Helmsman Contracts apply only to Helmsman Contracts issues prior to May 1, 2003 with the indicated riders and endorsements.

===================================================================================================================
                                                                    EXAMPLE #1--ASSUMING SURRENDER
EXAMPLES                                                         If the owner surrenders his or her Contract
HELMSMAN CONTRACTS WITH ENHANCED DEATH BENEFIT RIDER             at the end of the applicable time period, the
(ISSUED TO OWNER AGE 70 OR UNDER)                                following expenses would be charged on a
                                                                 $1,000 investment:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            102         172        232        431
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          101         169        227        420
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               104         179        243        455
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            102         174        234        435
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                    99         162        215        393
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             93         146        186        327
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  93         145        185        326
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares        99         162        215        392
===================================================================================================================
INVESCO VIF -Core Equity Fund                                            99         162        215        392
===================================================================================================================
INVESCO VIF -Financial Services Fund                                     98         162        213        389
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                        98         161        213        388
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  100         167        223        411
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   97         157        205        371
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            97         156        205        369
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              97         156        205        369
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    97         157        206        373
===================================================================================================================
Neuberger Berman-Fasciano S Class                                       102         172        232        430
===================================================================================================================

===================================================================================================================
Neuberger Berman-Guardian S Class                                       100         167        222        409
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           97         156        205        369
===================================================================================================================
Oppenheimer Global Securities-Service Class                              97         158        207        374
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         101         168        226        416
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 98         160        210        382
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             98         160        211        383
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               100         166        221        405
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 96         155        202        363
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                  98         161        212        387
===================================================================================================================
PIMCO High Yield-Administrative Class                                    94         148        190        336
===================================================================================================================
PIMCO Real Return-Administrative Class                                   94         148        191        337
===================================================================================================================
PIMCO Total Return-Administrative Class                                  94         148        190        336
===================================================================================================================
Rydex Sector Rotation Fund                                              107         187        258        488
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        102         173        234        434
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    100         165        220        404
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          95         150        193        343
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              96         155        201        362
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                            98         161        212        387
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                         99         162        215        393
===================================================================================================================


===================================================================================================================
                                                                          EXAMPLE #2--ASSUMING NO SURRENDER
EXAMPLES                                                           If the owner does not surrender his or her
HELMSMAN CONTRACTS WITH ENHANCED DEATH BENEFIT RIDER               Contract, or if it is annuitized, the
(ISSUED TO OWNER AGE 70 OR UNDER)                                  following expenses would be charged on a
                                                                   $1,000 investment at the end of the applicable
                                                                   time period:
===================================================================================================================
Subaccount                                                            1 Year*    3 Years     5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            32         102         182        431
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          31          99         177        420
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               34         109         193        455
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            32         104         184        435
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                   29          92         165        393
===================================================================================================================
Dreyfus V.I.F. -Money Market                                            23          76         136        327
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                 23          75         135        326
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares       29          92         165        392
===================================================================================================================
INVESCO VIF -Core Equity Fund                                           29          92         165        392
===================================================================================================================
INVESCO VIF -Financial Services Fund                                    28          92         163        389
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                       28          91         163        388
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  30          97         173        411
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                  27          87         155        371
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                           27          86         155        369
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                             27          86         155        369
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                   27          87         156        373
===================================================================================================================
Neuberger Berman-Fasciano S Class                                       32         102         182        430
===================================================================================================================
Neuberger Berman-Guardian S Class                                       30          97         172        409
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                          27          86         155        369
===================================================================================================================
Oppenheimer Global Securities-Service Class                             27          88         157        374
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         31          98         176        416
===================================================================================================================

===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                28          90         160        382
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio            28          90         161        383
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               30          96         171        405
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                26          85         152        363
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                 28          91         162        387
===================================================================================================================
PIMCO High Yield-Administrative Class                                   24          78         140        336
===================================================================================================================
PIMCO Real Return-Administrative Class                                  24          78         141        337
===================================================================================================================
PIMCO Total Return-Administrative Class                                 24          78         140        336
===================================================================================================================
Rydex Sector Rotation Fund                                              37         117         208        488
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        32         103         184        434
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    30          95         170        404
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                         25          80         143        343
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                             26          85         151        362
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                           28          91         162        387
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                        29          92         165        393
===================================================================================================================



===================================================================================================================
                                                                            EXAMPLE #1--ASSUMING SURRENDER
EXAMPLES                                                            If the owner surrenders his or her Contract
HELMSMAN CONTRACTS WITH ENHANCED DEATH BENEFIT RIDER                at the end of the applicable time period, the
(ISSUED TO OWNER OVER AGE 70 AND UNDER AGE 79)                      following expenses would be charged on a
                                                                    $1,000 investment:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            103         177        240        448
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          103         174        235        438
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               106         183        251        473
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            104         178        242        453
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                   100         167        223        411
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             95         151        194        346
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  95         150        194        345
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares       100         167        223        410
===================================================================================================================
INVESCO VIF -Core Equity Fund                                           100         167        223        410
===================================================================================================================
INVESCO VIF -Financial Services Fund                                    100         166        222        408
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                       100         166        221        407
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  102         172        232        429
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   98         161        213        389
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            98         161        213        388
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              98         161        213        388
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    99         162        215        392
===================================================================================================================
Neuberger Berman-Fasciano S Class                                       103         177        240        447
===================================================================================================================
Neuberger Berman-Guardian S Class                                       102         171        230        427
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           98         161        213        388
===================================================================================================================
Oppenheimer Global Securities-Service Class                              99         162        215        393
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         102         173        234        434
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 99         164        218        400
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             99         165        219        402
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               101         170        229        423
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 98         160        210        382
===================================================================================================================

===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                 100         166        221        405
===================================================================================================================
PIMCO High Yield-Administrative Class                                    96         153        198        355
===================================================================================================================
PIMCO Real Return-Administrative Class                                   96         153        199        357
===================================================================================================================
PIMCO Total Return-Administrative Class                                  96         153        198        355
===================================================================================================================
Rydex Sector Rotation Fund                                              108         192        266        505
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        104         178        242        452
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    101         170        228        422
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          96         154        201        362
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              98         159        210        381
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                           100         166        221        405
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                        100         167        223        411
===================================================================================================================


===================================================================================================================
                                                                          EXAMPLE #2--ASSUMING NO SURRENDER
EXAMPLES                                                          If the owner does not surrender his or her
HELMSMAN CONTRACTS WITH ENHANCED DEATH BENEFIT RIDER              Contract, or if it is annuitized, the
(ISSUED TO OWNER OVER AGE 70 AND UNDER AGE 79)                    following expenses would be charged on a
                                                                  $1,000 investment at the end of the applicable
                                                                  time period:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                             33         107        190        448
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                           33         104        185        438
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                                36         113        201        473
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                             34         108        192        453
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                    30          97        173        411
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             25          81        144        346
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  25          80        144        345
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares        30          97        173        410
===================================================================================================================
INVESCO VIF -Core Equity Fund                                            30          97        173        410
===================================================================================================================
INVESCO VIF -Financial Services Fund                                     30          96        172        408
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                        30          96        171        407
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                   32         102        182        429
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   28          91        163        389
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            28          91        163        388
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              28          91        163        388
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    29          92        165        392
===================================================================================================================
Neuberger Berman-Fasciano S Class                                        33         107        190        447
===================================================================================================================
Neuberger Berman-Guardian S Class                                        32         101        180        427
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           28          91        163        388
===================================================================================================================
Oppenheimer Global Securities-Service Class                              29          92        165        393
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                          32         103        184        434
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 29          94        168        400
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             29          95        169        402
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio                31         100        179        423
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 28          90        160        382
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                  30          96        171        405
===================================================================================================================
PIMCO High Yield-Administrative Class                                    26          83        148        355
===================================================================================================================
PIMCO Real Return-Administrative Class                                   26          83        149        357
===================================================================================================================
PIMCO Total Return-Administrative Class                                  26          83        148        355
===================================================================================================================

===================================================================================================================
Rydex Sector Rotation Fund                                               38         122        216        505
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                         34         108        192        452
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II     31         100        178        422
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          26          84        151        362
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              28          89        160        381
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                            30          96        171        405
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                         30          97        173        411
===================================================================================================================


===================================================================================================================
EXAMPLES                                                                    EXAMPLE #1--ASSUMING SURRENDER
HELMSMAN CONTRACTS WITH GUARANTEED MINIMUM                          If the owner surrenders his or her Contract
INCOME BENEFIT ENDORSEMENT                                          at the end of the applicable time period, the
                                                                    following expenses would be charged on a
                                                                    $1,000 investment:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            104         178        243        454
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          103         176        238        444
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               106         185        254        479
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            104         180        245        459
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                   101         169        226        417
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             96         152        197        353
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  95         152        197        351
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares       101         168        226        416
===================================================================================================================
INVESCO VIF -Core Equity Fund                                           101         168        226        416
===================================================================================================================
INVESCO VIF -Financial Services Fund                                    100         168        224        414
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                       100         168        224        413
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  102         173        234        435
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   99         163        216        395
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            99         163        216        394
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              99         163        216        394
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    99         164        217        398
===================================================================================================================
Neuberger Berman-Fasciano S Class                                       104         178        242        453
===================================================================================================================
Neuberger Berman-Guardian S Class                                       102         173        233        433
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           99         163        216        394
===================================================================================================================
Oppenheimer Global Securities-Service Class                              99         164        218        399
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         103         175        236        440
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                100         166        221        406
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio            100         166        222        408
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               102         172        232        429
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 98         161        213        388
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                 100         167        223        411
===================================================================================================================
PIMCO High Yield-Administrative Class                                    96         154        201        362
===================================================================================================================
PIMCO Real Return-Administrative Class                                   96         155        202        363
===================================================================================================================
PIMCO Total Return-Administrative Class                                  96         154        201        362
===================================================================================================================
Rydex Sector Rotation Fund                                              109         194        269        510
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        104         179        245        458
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    102         172        231        428
===================================================================================================================

===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          97         156        204        368
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              98         161        212        387
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                           100         167        223        411
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                        101         169        226        417
===================================================================================================================


===================================================================================================================
EXAMPLES                                                                  EXAMPLE #2--ASSUMING NO SURRENDER
HELMSMAN CONTRACTS WITH GUARANTEED MINIMUM                          If the owner does not surrender his or her
INCOME BENEFIT ENDORSEMENT                                          Contract, or if it is annuitized, the
                                                                    following expenses would be charged on a
                                                                    $1,000 investment at the end of the applicable
                                                                     time period:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                             34         108        193        454
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                           33         106        188        444
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                                36         115        204        479
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                             34         110        195        459
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                    31          99        176        417
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             26          82        147        353
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  25          82        147        351
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares        31          98        176        416
===================================================================================================================
INVESCO VIF -Core Equity Fund                                            31          98        176        416
===================================================================================================================
INVESCO VIF -Financial Services Fund                                     30          98        174        414
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                        30          98        174        413
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                   32         103        184        435
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   29          93        166        395
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            29          93        166        394
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              29          93        166        394
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    29          94        167        398
===================================================================================================================
Neuberger Berman-Fasciano S Class                                        34         108        192        453
===================================================================================================================
Neuberger Berman-Guardian S Class                                        32         103        183        433
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           29          93        166        394
===================================================================================================================
Oppenheimer Global Securities-Service Class                              29          94        168        399
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                          33         105        186        440
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 30          96        171        406
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             30          96        172        408
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio                32         102        182        429
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 28          91        163        388
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                  30          97        173        411
===================================================================================================================
PIMCO High Yield-Administrative Class                                    26          84        151        362
===================================================================================================================
PIMCO Real Return-Administrative Class                                   26          85        152        363
===================================================================================================================
PIMCO Total Return-Administrative Class                                  26          84        151        362
===================================================================================================================
Rydex Sector Rotation Fund                                               39         124        219        510
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                         34         109        195        458
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II     32         102        181        428
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          27          86        154        368
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              28          91        162        387
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                            30          97        173        411
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                         31          99        176        417
===================================================================================================================


===================================================================================================================
                                                                            EXAMPLE #1--ASSUMING SURRENDER
EXAMPLES                                                            If the owner surrenders his or her Contract
HELMSMAN CONTRACTS WITH EARNINGS ENHANCEMENT                        at the end of the applicable time period, the
BENEFIT RIDER                                                       following expenses would be charged on a
                                                                    $1,000 investment:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            104         178        243        454
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          103         176        238        444
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               106         185        254        479
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            104         180        245        459
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                   101         169        226        417
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             96         152        197        353
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  95         152        197        351
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares       101         168        226        416
===================================================================================================================
INVESCO VIF -Core Equity Fund                                           101         168        226        416
===================================================================================================================
INVESCO VIF -Financial Services Fund                                    100         168        224        414
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                       100         168        224        413
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  102         173        234        435
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   99         163        216        395
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            99         163        216        394
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              99         163        216        394
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    99         164        217        398
===================================================================================================================
Neuberger Berman-Fasciano S Class                                       104         178        242        453
===================================================================================================================
Neuberger Berman-Guardian S Class                                       102         173        233        433
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           99         163        216        394
===================================================================================================================
Oppenheimer Global Securities-Service Class                              99         164        218        399
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         103         175        236        440
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                100         166        221        406
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio            100         166        222        408
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               102         172        232        429
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 98         161        213        388
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                 100         167        223        411
===================================================================================================================
PIMCO High Yield-Administrative Class                                    96         154        201        362
===================================================================================================================
PIMCO Real Return-Administrative Class                                   96         155        202        363
===================================================================================================================
PIMCO Total Return-Administrative Class                                  96         154        201        362
===================================================================================================================
Rydex Sector Rotation Fund                                              109         194        269        510
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        104         179        245        458
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    102         172        231        428
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          97         156        204        368
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              98         161        212        387
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                           100         167        223        411
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                        101         169        226        417
===================================================================================================================

===================================================================================================================
                                                                          EXAMPLE #2--ASSUMING NO SURRENDER
EXAMPLES                                                            If the owner does not surrender his or her
HELMSMAN CONTRACTS WITH EARNINGS ENHANCEMENT                        Contract, or if it is annuitized, the
BENEFIT RIDER                                                       following expenses would be charged on a
                                                                    $1,000 investment at the end of the applicable
                                                                    time period:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                             34         108        193        454
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                           33         106        188        444
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                                36         115        204        479
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                             34         110        195        459
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                    31          99        176        417
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             26          82        147        353
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  25          82        147        351
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares        31          98        176        416
===================================================================================================================
INVESCO VIF -Core Equity Fund                                            31          98        176        416
===================================================================================================================
INVESCO VIF -Financial Services Fund                                     30          98        174        414
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                        30          98        174        413
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                   32         103        184        435
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   29          93        166        395
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            29          93        166        394
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              29          93        166        394
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    29          94        167        398
===================================================================================================================
Neuberger Berman-Fasciano S Class                                        34         108        192        453
===================================================================================================================
Neuberger Berman-Guardian S Class                                        32         103        183        433
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           29          93        166        394
===================================================================================================================
Oppenheimer Global Securities-Service Class                              29          94        168        399
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                          33         105        186        440
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 30          96        171        406
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             30          96        172        408
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio                32         102        182        429
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 28          91        163        388
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                  30          97        173        411
===================================================================================================================
PIMCO High Yield-Administrative Class                                    26          84        151        362
===================================================================================================================
PIMCO Real Return-Administrative Class                                   26          85        152        363
===================================================================================================================
PIMCO Total Return-Administrative Class                                  26          84        151        362
===================================================================================================================
Rydex Sector Rotation Fund                                               39         124        219        510
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                         34         109        195        458
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II     32         102        181        428
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          27          86        154        368
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              28          91        162        387
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                            30          97        173        411
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                         31          99        176        417
===================================================================================================================

===================================================================================================================
                                                                            EXAMPLE #1--ASSUMING SURRENDER
EXAMPLES                                                               If the owner surrenders his or her Contract
HELMSMAN CONTRACTS WITH ENHANCED DEATH BENEFIT RIDER                   at the end of the applicable time period, the
AND GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT                      following expenses would be charged on a
(ISSUED TO OWNER AGE 70 OR UNDER)                                      $1,000 investment:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            105         182        248        466
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          104         179        243        455
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               107         188        259        490
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            105         183        250        471
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                   102         172        232        429
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             97         155        203        365
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  96         155        202        364
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares       102         172        231        428
===================================================================================================================
INVESCO VIF -Core Equity Fund                                           102         172        231        428
===================================================================================================================
INVESCO VIF -Financial Services Fund                                    101         171        230        426
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                       101         171        229        425
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  103         177        240        447
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                  100         166        222        408
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                           100         166        221        406
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                             100         166        221        406
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                   100         167        223        410
===================================================================================================================
Neuberger Berman-Fasciano S Class                                       105         181        248        465
===================================================================================================================
Neuberger Berman-Guardian S Class                                       103         176        239        445
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                          100         166        221        406
===================================================================================================================
Oppenheimer Global Securities-Service Class                             100         167        223        411
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         104         178        242        452
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                101         169        227        419
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio            101         169        227        420
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               103         175        237        441
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 99         164        218        400
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                 101         170        229        423
===================================================================================================================
PIMCO High Yield-Administrative Class                                    97         158        207        374
===================================================================================================================
PIMCO Real Return-Administrative Class                                   97         158        207        375
===================================================================================================================
PIMCO Total Return-Administrative Class                                  97         158        207        374
===================================================================================================================
Rydex Sector Rotation Fund                                              110         197        274        521
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        105         183        250        469
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    103         175        236        440
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          98         159        209        380
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              99         164        218        399
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                           101         170        229        423
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                        102         172        232        429
===================================================================================================================

===================================================================================================================
                                                                          EXAMPLE #2--ASSUMING NO SURRENDER
EXAMPLES                                                                If the owner does not surrender his or her
HELMSMAN CONTRACTS WITH ENHANCED DEATH BENEFIT RIDER                    Contract, or if it is annuitized, the
AND GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT                       following expenses would be charged on a
(ISSUED TO OWNER AGE 70 OR UNDER)                                       $1,000 investment at the end of the
                                                                        applicable time period:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                             35         112        198        466
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                           34         109        193        455
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                                37         118        209        490
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                             35         113        200        471
===================================================================================================================

===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                    32         102        182        429
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             27          85        153        365
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  26          85        152        364
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares        32         102        181        428
===================================================================================================================
INVESCO VIF -Core Equity Fund                                            32         102        181        428
===================================================================================================================
INVESCO VIF -Financial Services Fund                                     31         101        180        426
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                        31         101        179        425
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                   33         107        190        447
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   30          96        172        408
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            30          96        171        406
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              30          96        171        406
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    30          97        173        410
===================================================================================================================
Neuberger Berman-Fasciano S Class                                        35         111        198        465
===================================================================================================================
Neuberger Berman-Guardian S Class                                        33         106        189        445
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           30          96        171        406
===================================================================================================================
Oppenheimer Global Securities-Service Class                              30          97        173        411
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                          34         108        192        452
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 31          99        177        419
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             31          99        177        420
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio                33         105        187        441
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 29          94        168        400
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                  31         100        179        423
===================================================================================================================
PIMCO High Yield-Administrative Class                                    27          88        157        374
===================================================================================================================
PIMCO Real Return-Administrative Class                                   27          88        157        375
===================================================================================================================
PIMCO Total Return-Administrative Class                                  27          88        157        374
===================================================================================================================
Rydex Sector Rotation Fund                                               40         127        224        521
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                         35         113        200        469
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II     33         105        186        440
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          28          89        159        380
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              29          94        168        399
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                            31         100        179        423
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                         32         102        182        429
===================================================================================================================

===================================================================================================================
EXAMPLES                                                                     EXAMPLE #1--ASSUMING SURRENDER
HELMSMAN CONTRACTS WITH ENHANCED DEATH BENEFIT RIDER                   If the owner surrenders his or her Contract
AND EARNINGS ENHANCEMENT BENEFIT RIDER                                 at the end of the applicable time period, the
(ISSUED TO OWNER AGE 70 OR UNDER)                                      following expenses would be charged on a
                                                                       $1,000 investment:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            105         182        248        466
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          104         179        243        455
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               107         188        259        490
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            105         183        250        471
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                   102         172        232        429
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             97         155        203        365
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  96         155        202        364
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares       102         172        231        428
===================================================================================================================

===================================================================================================================
INVESCO VIF -Core Equity Fund                                           102         172        231        428
===================================================================================================================
INVESCO VIF -Financial Services Fund                                    101         171        230        426
===================================================================================================================
INVESCO VIF -Core Equity Fund                                           102         172        231        428
===================================================================================================================
INVESCO VIF -Financial Services Fund                                    101         171        230        426
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                       101         171        229        425
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  103         177        240        447
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                  100         166        222        408
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                           100         166        221        406
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                             100         166        221        406
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                   100         167        223        410
===================================================================================================================
Neuberger Berman-Fasciano S Class                                       105         181        248        465
===================================================================================================================
Neuberger Berman-Guardian S Class                                       103         176        239        445
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                          100         166        221        406
===================================================================================================================
Oppenheimer Global Securities-Service Class                             100         167        223        411
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         104         178        242        452
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                101         169        227        419
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio            101         169        227        420
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               103         175        237        441
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 99         164        218        400
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                 101         170        229        423
===================================================================================================================
PIMCO High Yield-Administrative Class                                    97         158        207        374
===================================================================================================================
PIMCO Real Return-Administrative Class                                   97         158        207        375
===================================================================================================================
PIMCO Total Return-Administrative Class                                  97         158        207        374
===================================================================================================================
Rydex Sector Rotation Fund                                              110         197        274        521
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        105         183        250        469
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    103         175        236        440
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          98         159        209        380
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              99         164        218        399
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                           101         170        229        423
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                        102         172        232        429
===================================================================================================================

===================================================================================================================
EXAMPLES                                                                      EXAMPLE #2--ASSUMING NO SURRENDER
HELMSMAN CONTRACTS WITH ENHANCED DEATH BENEFIT RIDER                  If the owner does not surrender his or her
AND EARNINGS ENHANCEMENT BENEFIT RIDER                                Contract, or if it is annuitized, the
(ISSUED TO OWNER AGE 70 OR UNDER)                                     following expenses would be charged on a
                                                                      $1,000 investment at the end of the applicable
                                                                      time period:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                             35         112        198        466
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                           34         109        193        455
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                                37         118        209        490
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                             35         113        200        471
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                    32         102        182        429
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             27          85        153        365
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  26          85        152        364
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares        32         102        181        428
===================================================================================================================
INVESCO VIF -Core Equity Fund                                            32         102        181        428
===================================================================================================================
INVESCO VIF -Financial Services Fund                                     31         101        180        426
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                        31         101        179        425
===================================================================================================================

===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                   33         107        190        447
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   30          96        172        408
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            30          96        171        406
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              30          96        171        406
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    30          97        173        410
===================================================================================================================
Neuberger Berman-Fasciano S Class                                        35         111        198        465
===================================================================================================================
Neuberger Berman-Guardian S Class                                        33         106        189        445
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           30          96        171        406
===================================================================================================================
Oppenheimer Global Securities-Service Class                              30          97        173        411
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                          34         108        192        452
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 31          99        177        419
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             31          99        177        420
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio                33         105        187        441
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 29          94        168        400
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                  31         100        179        423
===================================================================================================================
PIMCO High Yield-Administrative Class                                    27          88        157        374
===================================================================================================================
PIMCO Real Return-Administrative Class                                   27          88        157        375
===================================================================================================================
PIMCO Total Return-Administrative Class                                  27          88        157        374
===================================================================================================================
Rydex Sector Rotation Fund                                               40         127        224        521
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                         35         113        200        469
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II     33         105        186        440
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          28          89        159        380
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              29          94        168        399
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                            31         100        179        423
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                         32         102        182        429
===================================================================================================================



===================================================================================================================
EXAMPLES                                                                      EXAMPLE #1--ASSUMING SURRENDER
HELMSMAN CONTRACTS WITH ENHANCED DEATH BENEFIT RIDER                 If the owner surrenders his or her Contract
AND GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT                    at the end of the applicable time period, the
(ISSUED TO OWNER OVER AGE 70 AND UNDER AGE 79)                       following expenses would be charged on a
                                                                     $1,000 investment:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            106         186        256        483
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          106         183        251        473
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               109         193        267        507
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            107         187        258        488
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                   103         177        240        447
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             98         160        211        384
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  98         160        210        383
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares       103         176        239        446
===================================================================================================================
INVESCO VIF -Core Equity Fund                                           103         176        239        446
===================================================================================================================
INVESCO VIF -Financial Services Fund                                    103         176        238        444
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                       103         175        237        442
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  105         181        248        465
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                  101         171        230        426
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                           101         171        229        424
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                             101         171        229        424
===================================================================================================================

===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                   102         172        231        428
===================================================================================================================
Neuberger Berman-Fasciano S Class                                       106         186        256        482
===================================================================================================================
Neuberger Berman-Guardian S Class                                       105         181        247        462
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                          101         171        229        424
===================================================================================================================
Oppenheimer Global Securities-Service Class                             102         172        231        429
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         105         182        250        469
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                102         174        235        436
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio            102         174        235        438
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               104         180        245        459
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                101         169        227        418
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                 103         175        237        441
===================================================================================================================
PIMCO High Yield-Administrative Class                                    99         162        215        393
===================================================================================================================
PIMCO Real Return-Administrative Class                                   99         163        215        394
===================================================================================================================
PIMCO Total Return-Administrative Class                                  99         162        215        393
===================================================================================================================
Rydex Sector Rotation Fund                                              111         201        282        538
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        107         187        258        486
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    104         179        244        458
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          99         164        218        399
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                             101         169        226        417
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                           103         175        237        441
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                        103         177        240        447
===================================================================================================================


===================================================================================================================
EXAMPLES                                                                  EXAMPLE #2--ASSUMING NO SURRENDER
HELMSMAN CONTRACTS WITH ENHANCED DEATH BENEFIT RIDER                  If the owner does not surrender his or her
AND GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT                     Contract, or if it is annuitized, the
(ISSUED TO OWNER OVER AGE 70 AND UNDER AGE 79)                        following expenses would be charged on a
                                                                      $1,000 investment at the end of the applicable
                                                                      time period:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                             36         116        206        483
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                           36         113        201        473
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                                39         123        217        507
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                             37         117        208        488
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                    33         107        190        447
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             28          90        161        384
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  28          90        160        383
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares        33         106        189        446
===================================================================================================================
INVESCO VIF -Core Equity Fund                                            33         106        189        446
===================================================================================================================
INVESCO VIF -Financial Services Fund                                     33         106        188        444
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                        33         105        187        442
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                   35         111        198        465
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   31         101        180        426
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            31         101        179        424
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              31         101        179        424
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    32         102        181        428
===================================================================================================================
Neuberger Berman-Fasciano S Class                                        36         116        206        482
===================================================================================================================
Neuberger Berman-Guardian S Class                                        35         111        197        462
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           31         101        179        424
===================================================================================================================

===================================================================================================================
Oppenheimer Global Securities-Service Class                              32         102        181        429
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                          35         112        200        469
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 32         104        185        436
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             32         104        185        438
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio                34         110        195        459
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 31          99        177        418
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                  33         105        187        441
===================================================================================================================
PIMCO High Yield-Administrative Class                                    29          92        165        393
===================================================================================================================
PIMCO Real Return-Administrative Class                                   29          93        165        394
===================================================================================================================
PIMCO Total Return-Administrative Class                                  29          92        165        393
===================================================================================================================
Rydex Sector Rotation Fund                                               41         131        232        538
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                         37         117        208        486
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II     34         109        194        458
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          29          94        168        399
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              31          99        176        417
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                            33         105        187        441
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                         33         107        190        447
===================================================================================================================



===================================================================================================================
                                                                            EXAMPLE #1--ASSUMING SURRENDER
EXAMPLES                                                              If the owner surrenders his or her Contract
HELMSMAN CONTRACTS WITH ENHANCED DEATH BENEFIT RIDER                  at the end of the applicable time period, the
AND EARNINGS ENHANCEMENT BENEFIT RIDER                                following expenses would be charged on a
(ISSUED TO OWNER OVER AGE 70 AND UNDER AGE 79)                        $1,000 investment:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            106         186        256        483
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          106         183        251        473
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               109         193        267        507
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            107         187        258        488
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                   103         177        240        447
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             98         160        211        384
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  98         160        210        383
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares       103         176        239        446
===================================================================================================================
INVESCO VIF -Core Equity Fund                                           103         176        239        446
===================================================================================================================
INVESCO VIF -Financial Services Fund                                    103         176        238        444
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                       103         175        237        442
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  105         181        248        465
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                  101         171        230        426
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                           101         171        229        424
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                             101         171        229        424
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                   102         172        231        428
===================================================================================================================
Neuberger Berman-Fasciano S Class                                       106         186        256        482
===================================================================================================================
Neuberger Berman-Guardian S Class                                       105         181        247        462
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                          101         171        229        424
===================================================================================================================
Oppenheimer Global Securities-Service Class                             102         172        231        429
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         105         182        250        469
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                102         174        235        436
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio            102         174        235        438
===================================================================================================================

===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               104         180        245        459
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                101         169        227        418
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                 103         175        237        441
===================================================================================================================
PIMCO High Yield-Administrative Class                                    99         162        215        393
===================================================================================================================
PIMCO Real Return-Administrative Class                                   99         163        215        394
===================================================================================================================
PIMCO Total Return-Administrative Class                                  99         162        215        393
===================================================================================================================
Rydex Sector Rotation Fund                                              111         201        282        538
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        107         187        258        486
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    104         179        244        458
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          99         164        218        399
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                             101         169        226        417
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                           103         175        237        441
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                        103         177        240        447
===================================================================================================================


===================================================================================================================
                                                                         EXAMPLE #2--ASSUMING NO SURRENDER
EXAMPLES                                                            If the owner does not surrender his or her
HELMSMAN CONTRACTS WITH ENHANCED DEATH BENEFIT RIDER                Contract, or if it is annuitized, the
AND EARNINGS ENHANCEMENT BENEFIT RIDER                              following expenses would be charged on a
(ISSUED TO OWNER OVER AGE 70 AND UNDER AGE 79)                      $1,000 investment at the end of the applicable
                                                                    time period:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                             36         116        206        483
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                           36         113        201        473
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                                39         123        217        507
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                             37         117        208        488
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                    33         107        190        447
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             28          90        161        384
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  28          90        160        383
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares        33         106        189        446
===================================================================================================================
INVESCO VIF -Core Equity Fund                                            33         106        189        446
===================================================================================================================
INVESCO VIF -Financial Services Fund                                     33         106        188        444
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                        33         105        187        442
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                   35         111        198        465
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   31         101        180        426
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            31         101        179        424
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              31         101        179        424
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    32         102        181        428
===================================================================================================================
Neuberger Berman-Fasciano S Class                                        36         116        206        482
===================================================================================================================
Neuberger Berman-Guardian S Class                                        35         111        197        462
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           31         101        179        424
===================================================================================================================
Oppenheimer Global Securities-Service Class                              32         102        181        429
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                          35         112        200        469
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 32         104        185        436
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             32         104        185        438
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio                34         110        195        459
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 31          99        177        418
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                  33         105        187        441
===================================================================================================================
PIMCO High Yield-Administrative Class                                    29          92        165        393
===================================================================================================================


===================================================================================================================
PIMCO Real Return-Administrative Class                                   29          93        165        394
===================================================================================================================
PIMCO Total Return-Administrative Class                                  29          92        165        393
===================================================================================================================
Rydex Sector Rotation Fund                                               41         131        232        538
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                         37         117        208        486
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II     34         109        194        458
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          29          94        168        399
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              31          99        176        417
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                            33         105        187        441
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                         33         107        190        447
===================================================================================================================

===================================================================================================================
EXAMPLES                                                                    EXAMPLE #1--ASSUMING SURRENDER
HELMSMAN CONTRACTS WITH                                               If the ownersurrenders his or her Contract
GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT AND                     at the end of the applicable time period, the
EARNINGS ENHANCEMENT BENEFIT RIDER                                    following expenses would be charged on a
                                                                      $1,000 investment:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            107         188        259        489
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          106         185        254        478
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               109         194        270        512
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            107         189        261        493
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                   104         178        242        453
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             99         162        214        390
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  98         161        213        389
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares       104         178        242        452
===================================================================================================================
INVESCO VIF -Core Equity Fund                                           104         178        242        452
===================================================================================================================
INVESCO VIF -Financial Services Fund                                    103         177        241        449
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                       103         177        240        448
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  105         183        250        470
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                  102         172        233        432
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                           102         172        232        430
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                             102         172        232        430
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                   102         173        234        434
===================================================================================================================
Neuberger Berman-Fasciano S Class                                       107         187        258        488
===================================================================================================================
Neuberger Berman-Guardian S Class                                       105         182        249        468
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                          102         172        232        430
===================================================================================================================
Oppenheimer Global Securities-Service Class                             102         173        234        435
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         106         184        252        475
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                103         175        237        442
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio            103         176        238        443
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               105         181        248        465
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                101         171        229        424
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                 103         177        240        447
===================================================================================================================
PIMCO High Yield-Administrative Class                                    99         164        218        399
===================================================================================================================
PIMCO Real Return-Administrative Class                                   99         164        218        400
===================================================================================================================
PIMCO Total Return-Administrative Class                                  99         164        218        399
===================================================================================================================
Rydex Sector Rotation Fund                                              112         203        284        543
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        107         189        260        492
===================================================================================================================

===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    105         181        247        463
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                         100         166        220        405
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                             101         170        229        423
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                           103         177        240        447
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                        104         178        242        453
===================================================================================================================



===================================================================================================================
EXAMPLES                                                                   EXAMPLE #2--ASSUMING NO SURRENDER
HELMSMAN CONTRACTS WITH                                               If the owner does not surrender his or her
GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT AND                     Contract, or if it is annuitized, the
EARNINGS ENHANCEMENT BENEFIT RIDER                                    following expenses would be charged on a
                                                                      $1,000 investment at the end of the applicable
                                                                      time period:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                             37         118        209        489
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                           36         115        204        478
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                                39         124        220        512
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                             37         119        211        493
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                    34         108        192        453
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             29          92        164        390
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  28          91        163        389
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares        34         108        192        452
===================================================================================================================
INVESCO VIF -Core Equity Fund                                            34         108        192        452
===================================================================================================================
INVESCO VIF -Financial Services Fund                                     33         107        191        449
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                        33         107        190        448
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                   35         113        200        470
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   32         102        183        432
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            32         102        182        430
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              32         102        182        430
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    32         103        184        434
===================================================================================================================
Neuberger Berman-Fasciano S Class                                        37         117        208        488
===================================================================================================================
Neuberger Berman-Guardian S Class                                        35         112        199        468
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           32         102        182        430
===================================================================================================================
Oppenheimer Global Securities-Service Class                              32         103        184        435
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                          36         114        202        475
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 33         105        187        442
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             33         106        188        443
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio                35         111        198        465
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 31         101        179        424
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                  33         107        190        447
===================================================================================================================
PIMCO High Yield-Administrative Class                                    29          94        168        399
===================================================================================================================
PIMCO Real Return-Administrative Class                                   29          94        168        400
===================================================================================================================
PIMCO Total Return-Administrative Class                                  29          94        168        399
===================================================================================================================
Rydex Sector Rotation Fund                                               42         133        234        543
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                         37         119        210        492
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II     35         111        197        463
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          30          96        170        405
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              31         100        179        423
===================================================================================================================


===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                            33         107        190        447
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                         34         108        192        453
===================================================================================================================



===================================================================================================================
                                                                           EXAMPLE #1--ASSUMING SURRENDER
EXAMPLES                                                       If the owner surrenders his or her Contract
HELMSMAN CONTRACTS WITH ENHANCED DEATH BENEFIT RIDER,          at the end of the applicable time period, the
GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT, AND             following expenses would be charged on a
EARNINGS ENHANCEMENT BENEFIT RIDER                             $1,000 investment:
(ISSUED TO OWNER AGE 70 AND UNDER)
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            108         191        264        500
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          107         188        259        490
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               110         197        275        523
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            108         192        266        504
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                   105         181        248        464
===================================================================================================================
Dreyfus V.I.F. -Money Market                                            100         165        219        402
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  99         165        219        401
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares       105         181        247        463
===================================================================================================================
INVESCO VIF -Core Equity Fund                                           105         181        247        463
===================================================================================================================
INVESCO VIF -Financial Services Fund                                    104         180        246        461
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                       104         180        245        460
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  106         186        256        482
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                  103         176        238        443
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                           103         175        237        442
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                             103         175        237        442
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                   103         176        239        446
===================================================================================================================
Neuberger Berman-Fasciano S Class                                       108         191        264        499
===================================================================================================================
Neuberger Berman-Guardian S Class                                       106         185        255        480
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                          103         175        237        442
===================================================================================================================
Oppenheimer Global Securities-Service Class                             103         177        240        447
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         107         187        258        486
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                104         178        243        454
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio            104         179        243        455
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               106         184        253        476
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                102         174        235        436
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                 104         180        245        459
===================================================================================================================
PIMCO High Yield-Administrative Class                                   100         167        223        411
===================================================================================================================
PIMCO Real Return-Administrative Class                                  100         167        224        412
===================================================================================================================
PIMCO Total Return-Administrative Class                                 100         167        223        411
===================================================================================================================
Rydex Sector Rotation Fund                                              113         206        290        554
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        108         192        266        503
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    106         184        252        475
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                         101         169        226        417
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                             102         173        234        435
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                           104         180        245        459
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                        105         181        248        464
===================================================================================================================

===================================================================================================================
                                                                          EXAMPLE #2--ASSUMING NO SURRENDER
EXAMPLES                                                        If the owner does not surrender his or her
HELMSMAN CONTRACTS WITH ENHANCED DEATH BENEFIT RIDER,           Contract, or if it is annuitized, the
GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT, AND              following expenses would be charged on a
EARNINGS ENHANCEMENT BENEFIT RIDER                              $1,000 investment at the end of the
(ISSUED TO OWNER AGE 70 AND UNDER)                              applicable time period:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                             38         121        214        500
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                           37         118        209        490
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                                40         127        225        523
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                             38         122        216        504
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                    35         111        198        464
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             30          95        169        402
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  29          95        169        401
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares        35         111        197        463
===================================================================================================================
INVESCO VIF -Core Equity Fund                                            35         111        197        463
===================================================================================================================
INVESCO VIF -Financial Services Fund                                     34         110        196        461
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                        34         110        195        460
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                   36         116        206        482
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   33         106        188        443
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            33         105        187        442
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              33         105        187        442
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    33         106        189        446
===================================================================================================================
Neuberger Berman-Fasciano S Class                                        38         121        214        499
===================================================================================================================
Neuberger Berman-Guardian S Class                                        36         115        205        480
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           33         105        187        442
===================================================================================================================
Oppenheimer Global Securities-Service Class                              33         107        190        447
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                          37         117        208        486
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 34         108        193        454
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             34         109        193        455
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio                36         114        203        476
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 32         104        185        436
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                  34         110        195        459
===================================================================================================================
PIMCO High Yield-Administrative Class                                    30          97        173        411
===================================================================================================================
PIMCO Real Return-Administrative Class                                   30          97        174        412
===================================================================================================================
PIMCO Total Return-Administrative Class                                  30          97        173        411
===================================================================================================================
Rydex Sector Rotation Fund                                               43         136        240        554
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                         38         122        216        503
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II     36         114        202        475
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          31          99        176        417
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              32         103        184        435
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                            34         110        195        459
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                         35         111        198        464
===================================================================================================================


ADDITIONAL EXPENSE EXAMPLES FOR MAJESTY CONTRACTS

The Step-Up Death Benefit Rider, the Enhanced Death Benefit Rider, the Guaranteed Minimum Income Benefit Endorsement and the Earnings Enhancement Benefit Rider were available on Majesty Contracts issued prior to May 1, 2003. Therefore, all of the additional expense examples for Majesty Contracts apply only to Majesty Contracts issues prior to May 1, 2003 with the indicated riders and endorsements.

===================================================================================================================

EXAMPLES                                                                 EXAMPLE #1--ASSUMING SURRENDER
MAJESTY CONTRACT WITH STEP-UP DEATH BENEFIT RIDER                   If the owner surrenders his or her Contract
(ISSUED TO OWNER AGE 70 AND UNDER)                                  at the end of the applicable time period, the
                                                                    following expenses would be charged on a
                                                                    $1,000 investment:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            104         148        192        452
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          103         145        187        441
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               106         154        203        476
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            104         149        194        457
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                   101         138        175        415
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             95         121        146        350
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  95         121        145        349
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares       100         138        174        414
===================================================================================================================
INVESCO VIF -Core Equity Fund                                           100         138        174        414
===================================================================================================================
INVESCO VIF -Financial Services Fund                                    100         137        173        411
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                       100         137        173        410
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  102         143        183        433
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   99         132        165        393
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            99         132        164        392
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              99         132        164        392
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    99         133        166        396
===================================================================================================================
Neuberger Berman-Fasciano S Class                                       104         147        191        451
===================================================================================================================
Neuberger Berman-Guardian S Class                                       102         142        182        431
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           99         132        164        392
===================================================================================================================
Oppenheimer Global Securities-Service Class                              99         133        167        397
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         102         144        185        438
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                100         135        170        404
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio            100         135        170        405
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               102         141        180        427
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 98         130        162        386
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                 100         136        172        409
===================================================================================================================
PIMCO High Yield-Administrative Class                                    96         124        150        359
===================================================================================================================
PIMCO Real Return-Administrative Class                                   96         124        150        361
===================================================================================================================
PIMCO Total Return-Administrative Class                                  96         124        150        359
===================================================================================================================
Rydex Sector Rotation Fund                                              109         163        218        508
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        104         149        193        455
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    101         141        180        426
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          96         125        153        366
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              98         130        161        384
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                           100         136        172        409
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                        101         138        175        415
===================================================================================================================


===================================================================================================================

EXAMPLES                                                            EXAMPLE #2--ASSUMING NO SURRENDER
MAJESTY CONTRACT WITH STEP-UP DEATH BENEFIT RIDER                   If the owner does not surrender his or her
(ISSUED TO OWNER AGE 70 AND UNDER)                                  Contract, or if it is annuitized, the
                                                                    following expenses would be charged on a
                                                                    $1,000 investment at the end of the
                                                                    applicable time period:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                             34         108        192        452
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                           33         105        187        441
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                                36         114        203        476
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                             34         109        194        457
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                    31          98        175        415
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             25          81        146        350
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  25          81        145        349
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares        30          98        174        414
===================================================================================================================
INVESCO VIF -Core Equity Fund                                            30          98        174        414
===================================================================================================================
INVESCO VIF -Financial Services Fund                                     30          97        173        411
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                        30          97        173        410
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                   32         103        183        433
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   29          92        165        393
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            29          92        164        392
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              29          92        164        392
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    29          93        166        396
===================================================================================================================
Neuberger Berman-Fasciano S Class                                        34         107        191        451
===================================================================================================================
Neuberger Berman-Guardian S Class                                        32         102        182        431
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           29          92        164        392
===================================================================================================================
Oppenheimer Global Securities-Service Class                              29          93        167        397
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                          32         104        185        438
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 30          95        170        404
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             30          95        170        405
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio                32         101        180        427
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 28          90        162        386
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                  30          96        172        409
===================================================================================================================
PIMCO High Yield-Administrative Class                                    26          84        150        359
===================================================================================================================
PIMCO Real Return-Administrative Class                                   26          84        150        361
===================================================================================================================
PIMCO Total Return-Administrative Class                                  26          84        150        359
===================================================================================================================
Rydex Sector Rotation Fund                                               39         123        218        508
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                         34         109        193        455
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II     31         101        180        426
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          26          85        153        366
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              28          90        161        384
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                            30          96        172        409
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                         31          98        175        415
===================================================================================================================

===================================================================================================================
EXAMPLES
MAJESTY CONTRACT WITH STEP-UP DEATH BENEFIT RIDER                   EXAMPLE #1--ASSUMING SURRENDER
(ISSUED TO OWNER OVER AGE 70 AND UNDER AGE 79)                      If the owner surrenders his or her Contract
                                                                    at the end of the applicable time period, the
                                                                    following expenses would be charged on a
                                                                    $1,000 investment:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            104         149        194        458
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          103         146        189        447
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               106         156        205        482
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            105         151        196        462
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                   101         140        178        421
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             96         123        149        357
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  96         123        148        355
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares       101         139        177        420
===================================================================================================================
INVESCO VIF -Core Equity Fund                                           101         139        177        420
===================================================================================================================
INVESCO VIF -Financial Services Fund                                    101         139        176        417
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                       101         138        175        416
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  103         144        186        439
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   99         134        168        399
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            99         134        167        398
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              99         134        167        398
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    99         135        169        402
===================================================================================================================
Neuberger Berman-Fasciano S Class                                       104         149        194        457
===================================================================================================================
Neuberger Berman-Guardian S Class                                       102         144        185        437
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           99         134        167        398
===================================================================================================================
Oppenheimer Global Securities-Service Class                             100         135        169        403
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         103         146        188        444
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                100         137        173        410
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio            100         137        173        411
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               102         143        183        433
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 99         132        164        392
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                 101         138        175        415
===================================================================================================================
PIMCO High Yield-Administrative Class                                    96         125        153        366
===================================================================================================================
PIMCO Real Return-Administrative Class                                   97         126        153        367
===================================================================================================================
PIMCO Total Return-Administrative Class                                  96         125        153        366
===================================================================================================================
Rydex Sector Rotation Fund                                              109         164        220        513
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        104         150        196        461
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    102         142        182        432
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          97         127        155        372
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              99         132        164        391
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                           101         138        175        415
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                        101         140        178        421
===================================================================================================================



===================================================================================================================
EXAMPLES
MAJESTY CONTRACT WITH STEP-UP DEATH BENEFIT RIDER                     EXAMPLE #2--ASSUMING NO SURRENDER
(ISSUED TO OWNER OVER AGE 70 AND UNDER AGE 79)                     If the owner does not surrender his or her
                                                                   Contract, or if it is annuitized, the following
                                                                   expenses would be charged on a $1,000 investment
                                                                   at the end of the applicable time period:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                             34         109        194        458
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                           33         106        189        447
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                                36         116        205        482
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                             35         111        196        462
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                    31         100        178        421
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             26          83        149        357
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  26          83        148        355
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares        31          99        177        420
===================================================================================================================
INVESCO VIF -Core Equity Fund                                            31          99        177        420
===================================================================================================================
INVESCO VIF -Financial Services Fund                                     31          99        176        417
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                        31          98        175        416
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                   33         104        186        439
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   29          94        168        399
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            29          94        167        398
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              29          94        167        398
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    29          95        169        402
===================================================================================================================
Neuberger Berman-Fasciano S Class                                        34         109        194        457
===================================================================================================================
Neuberger Berman-Guardian S Class                                        32         104        185        437
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           29          94        167        398
===================================================================================================================
Oppenheimer Global Securities-Service Class                              30          95        169        403
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                          33         106        188        444
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 30          97        173        410
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             30          97        173        411
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio                32         103        183        433
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 29          92        164        392
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                  31          98        175        415
===================================================================================================================
PIMCO High Yield-Administrative Class                                    26          85        153        366
===================================================================================================================
PIMCO Real Return-Administrative Class                                   27          86        153        367
===================================================================================================================
PIMCO Total Return-Administrative Class                                  26          85        153        366
===================================================================================================================
Rydex Sector Rotation Fund                                               39         124        220        513
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                         34         110        196        461
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II     32         102        182        432
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          27          87        155        372
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              29          92        164        391
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                            31          98        175        415
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                         31         100        178        421
===================================================================================================================

                                       52

===================================================================================================================
EXAMPLES
MAJESTY CONTRACT WITH ENHANCED DEATH BENEFIT RIDER                  EXAMPLE #1--ASSUMING SURRENDER
(ISSUED TO OWNER AGE 70 AND UNDER)                                  If the owner surrenders his or her Contract
                                                                    at the end of the applicable time period, the
                                                                    following expenses would be charged on a
                                                                    $1,000 investment:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            105         152        200        469
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          104         150        195        459
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               107         159        211        493
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            106         154        202        474
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                   102         143        183        433
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             97         126        154        369
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  97         126        154        368
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares       102         142        182        432
===================================================================================================================
INVESCO VIF -Core Equity Fund                                           102         142        182        432
===================================================================================================================
INVESCO VIF -Financial Services Fund                                    102         142        181        429
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                       102         141        181        428
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  104         147        191        451
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                  100         137        173        411
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                           100         137        173        410
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                             100         137        173        410
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                   100         138        174        414
===================================================================================================================
Neuberger Berman-Fasciano S Class                                       105         152        199        468
===================================================================================================================
Neuberger Berman-Guardian S Class                                       103         147        190        448
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                          100         137        173        410
===================================================================================================================
Oppenheimer Global Securities-Service Class                             101         138        175        415
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         104         149        193        455
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                101         140        178        422
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio            101         140        179        423
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               103         146        188        445
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                100         135        170        404
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                 102         141        180        427
===================================================================================================================
PIMCO High Yield-Administrative Class                                    97         128        158        378
===================================================================================================================
PIMCO Real Return-Administrative Class                                   98         129        159        379
===================================================================================================================
PIMCO Total Return-Administrative Class                                  97         128        158        378
===================================================================================================================
Rydex Sector Rotation Fund                                              110         167        225        524
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        105         153        201        473
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    103         146        188        444
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          98         130        161        384
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                             100         135        169        403
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                           102         141        180        427
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                        102         143        183        433
===================================================================================================================


===================================================================================================================
EXAMPLES
MAJESTY CONTRACT WITH ENHANCED DEATH BENEFIT RIDER                 EXAMPLE #2--ASSUMING NO SURRENDER
(ISSUED TO OWNER AGE 70 AND UNDER)                                 If the owner does not surrender his or her
                                                                   Contract, or if it is annuitized, the following
                                                                   expenses would be charged on a $1,000 investment
                                                                   at the end of the applicable time period:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                             35         112        200        469
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                           34         110        195        459
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                                37         119        211        493
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                             36         114        202        474
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                    32         103        183        433
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             27          86        154        369
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  27          86        154        368
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares        32         102        182        432
===================================================================================================================
INVESCO VIF -Core Equity Fund                                            32         102        182        432
===================================================================================================================

===================================================================================================================
INVESCO VIF -Financial Services Fund                                     32         102        181        429
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                        32         101        181        428
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                   34         107        191        451
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   30          97        173        411
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            30          97        173        410
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              30          97        173        410
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    30          98        174        414
===================================================================================================================
Neuberger Berman-Fasciano S Class                                        35         112        199        468
===================================================================================================================
Neuberger Berman-Guardian S Class                                        33         107        190        448
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           30          97        173        410
===================================================================================================================
Oppenheimer Global Securities-Service Class                              31          98        175        415
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                          34         109        193        455
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 31         100        178        422
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             31         100        179        423
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio                33         106        188        445
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 30          95        170        404
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                  32         101        180        427
===================================================================================================================
PIMCO High Yield-Administrative Class                                    27          88        158        378
===================================================================================================================
PIMCO Real Return-Administrative Class                                   28          89        159        379
===================================================================================================================
PIMCO Total Return-Administrative Class                                  27          88        158        378
===================================================================================================================
Rydex Sector Rotation Fund                                               40         127        225        524
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                         35         113        201        473
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II     33         106        188        444
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          28          90        161        384
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              30          95        169        403
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                            32         101        180        427
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                         32         103        183        433
===================================================================================================================


===================================================================================================================
EXAMPLES
MAJESTY CONTRACT WITH ENHANCED DEATH BENEFIT RIDER                  EXAMPLE #1--ASSUMING SURRENDER
(ISSUED TO OWNER OVER AGE 70 AND UNDER AGE 79)                      If the owner surrenders his or her Contract
                                                                    at the end of the applicable time period, the
                                                                    following expenses would be charged on a
                                                                    $1,000 investment:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            106         155        205        481
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          105         153        200        470
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               108         162        216        504
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            107         157        207        485
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                   103         146        188        445
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             98         129        160        382
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  98         129        159        380
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares       103         145        188        443
===================================================================================================================
INVESCO VIF -Core Equity Fund                                           103         145        188        443
===================================================================================================================
INVESCO VIF -Financial Services Fund                                    103         145        187        441
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                       103         145        186        440
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  105         150        196        462
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                  101         140        179        423
===================================================================================================================


===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                           101         140        178        422
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                             101         140        178        422
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                   101         141        180        426
===================================================================================================================
Neuberger Berman-Fasciano S Class                                       106         155        204        479
===================================================================================================================
Neuberger Berman-Guardian S Class                                       104         150        195        460
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                          101         140        178        422
===================================================================================================================
Oppenheimer Global Securities-Service Class                             102         141        180        427
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         105         152        199        467
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                102         143        183        434
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio            102         143        184        435
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               104         149        194        456
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                101         138        175        416
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                 103         144        186        439
===================================================================================================================
PIMCO High Yield-Administrative Class                                    98         132        164        390
===================================================================================================================
PIMCO Real Return-Administrative Class                                   99         132        164        392
===================================================================================================================
PIMCO Total Return-Administrative Class                                  98         132        164        390
===================================================================================================================
Rydex Sector Rotation Fund                                              111         170        231        535
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        106         156        206        484
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    104         149        193        455
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          99         133        166        396
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                             101         138        175        415
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                           103         144        186        439
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                        103         146        188        445
===================================================================================================================



===================================================================================================================
EXAMPLES
MAJESTY CONTRACT WITH ENHANCED DEATH BENEFIT RIDER                EXAMPLE #2--ASSUMING NO SURRENDER
(ISSUED TO OWNER OVER AGE 70 AND UNDER AGE 79)                    If the owner does not surrender his or her
                                                                  Contract, or if it is annuitized, the following
                                                                  expenses would be charged on a $1,000 investment
                                                                  at the end of the applicable time period:

===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                             36         115        205        481
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                           35         113        200        470
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                                38         122        216        504
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                             37         117        207        485
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                    33         106        188        445
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             28          89        160        382
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  28          89        159        380
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares        33         105        188        443
===================================================================================================================
INVESCO VIF -Core Equity Fund                                            33         105        188        443
===================================================================================================================
INVESCO VIF -Financial Services Fund                                     33         105        187        441
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                        33         105        186        440
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                   35         110        196        462
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   31         100        179        423
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            31         100        178        422
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              31         100        178        422
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    31         101        180        426
===================================================================================================================


===================================================================================================================
Neuberger Berman-Fasciano S Class                                        36         115        204        479
===================================================================================================================
Neuberger Berman-Guardian S Class                                        34         110        195        460
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           31         100        178        422
===================================================================================================================
Oppenheimer Global Securities-Service Class                              32         101        180        427
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                          35         112        199        467
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 32         103        183        434
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             32         103        184        435
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio                34         109        194        456
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 31          98        175        416
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                  33         104        186        439
===================================================================================================================
PIMCO High Yield-Administrative Class                                    28          92        164        390
===================================================================================================================
PIMCO Real Return-Administrative Class                                   29          92        164        392
===================================================================================================================
PIMCO Total Return-Administrative Class                                  28          92        164        390
===================================================================================================================
Rydex Sector Rotation Fund                                               41         130        231        535
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                         36         116        206        484
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II     34         109        193        455
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          29          93        166        396
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              31          98        175        415
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                            33         104        186        439
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                         33         106        188        445
===================================================================================================================



===================================================================================================================

EXAMPLES                                                                    EXAMPLE #1--ASSUMING SURRENDER
MAJESTY CONTRACT WITH GUARANTEED MINIMUM                            If the owner surrenders his or her Contract
INCOME BENEFIT ENDORSEMENT                                          at the end of the applicable time period, the
                                                                    following expenses would be charged on a
                                                                    $1,000 investment:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            106         154        202        475
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          105         151        197        465
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               108         160        213        499
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            106         155        204        479
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                   103         144        186        439
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             97         128        157        375
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  97         127        156        374
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares       102         144        185        438
===================================================================================================================
INVESCO VIF -Core Equity Fund                                           102         144        185        438
===================================================================================================================
INVESCO VIF -Financial Services Fund                                    102         143        184        435
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                       102         143        183        434
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  104         149        194        456
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                  101         139        176        417
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                           101         138        175        416
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                             101         138        175        416
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                   101         139        177        420
===================================================================================================================
Neuberger Berman-Fasciano S Class                                       106         154        202        474
===================================================================================================================
Neuberger Berman-Guardian S Class                                       104         148        193        454
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                          101         138        175        416
===================================================================================================================
Oppenheimer Global Securities-Service Class                             101         140        177        421
===================================================================================================================

                                       56

===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         104         150        196        461
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                102         141        181        428
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio            102         142        181        429
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               104         147        191        451
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                100         137        173        410
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                 102         143        183        433
===================================================================================================================
PIMCO High Yield-Administrative Class                                    98         130        161        384
===================================================================================================================
PIMCO Real Return-Administrative Class                                   98         130        162        385
===================================================================================================================
PIMCO Total Return-Administrative Class                                  98         130        161        384
===================================================================================================================
Rydex Sector Rotation Fund                                              111         169        228        530
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        106         155        204        478
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    103         147        190        449
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          98         132        164        390
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                             100         136        172        409
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                           102         143        183        433
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                        103         144        186        439
===================================================================================================================


===================================================================================================================

EXAMPLES                                                                  EXAMPLE #2--ASSUMING NO SURRENDER
MAJESTY CONTRACT WITH GUARANTEED MINIMUM                            If the owner does not surrender his or her
INCOME BENEFIT ENDORSEMENT                                          Contract, or if it is annuitized, the
                                                                    following expenses would be charged on a
                                                                    $1,000 investment at the end of the
                                                                    applicable time period:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                             36         114        202        475
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                           35         111        197        465
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                                38         120        213        499
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                             36         115        204        479
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                    33         104        186        439
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             27          88        157        375
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  27          87        156        374
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares        32         104        185        438
===================================================================================================================
INVESCO VIF -Core Equity Fund                                            32         104        185        438
===================================================================================================================
INVESCO VIF -Financial Services Fund                                     32         103        184        435
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                        32         103        183        434
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                   34         109        194        456
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   31          99        176        417
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            31          98        175        416
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              31          98        175        416
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    31          99        177        420
===================================================================================================================
Neuberger Berman-Fasciano S Class                                        36         114        202        474
===================================================================================================================
Neuberger Berman-Guardian S Class                                        34         108        193        454
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           31          98        175        416
===================================================================================================================
Oppenheimer Global Securities-Service Class                              31         100        177        421
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                          34         110        196        461
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 32         101        181        428
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             32         102        181        429
===================================================================================================================

===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio                34         107        191        451
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 30          97        173        410
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                  32         103        183        433
===================================================================================================================
PIMCO High Yield-Administrative Class                                    28          90        161        384
===================================================================================================================
PIMCO Real Return-Administrative Class                                   28          90        162        385
===================================================================================================================
PIMCO Total Return-Administrative Class                                  28          90        161        384
===================================================================================================================
Rydex Sector Rotation Fund                                               41         129        228        530
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                         36         115        204        478
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II     33         107        190        449
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          28          92        164        390
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              30          96        172        409
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                            32         103        183        433
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                         33         104        186        439
===================================================================================================================


===================================================================================================================
EXAMPLES
MAJESTY CONTRACT WITH EARNINGS ENHANCEMENT                                  EXAMPLE #1--ASSUMING SURRENDER
BENEFIT RIDER                                                       If the owner surrenders his or her Contract
                                                                    at the end of the applicable time period, the
                                                                    following expenses would be charged on a
                                                                    $1,000 investment:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            106         154        202        475
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          105         151        197        465
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               108         160        213        499
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            106         155        204        479
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                   103         144        186        439
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             97         128        157        375
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  97         127        156        374
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares       102         144        185        438
===================================================================================================================
INVESCO VIF -Core Equity Fund                                           102         144        185        438
===================================================================================================================
INVESCO VIF -Financial Services Fund                                    102         143        184        435
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                       102         143        183        434
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  104         149        194        456
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                  101         139        176        417
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                           101         138        175        416
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                             101         138        175        416
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                   101         139        177        420
===================================================================================================================
Neuberger Berman-Fasciano S Class                                       106         154        202        474
===================================================================================================================
Neuberger Berman-Guardian S Class                                       104         148        193        454
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                          101         138        175        416
===================================================================================================================
Oppenheimer Global Securities-Service Class                             101         140        177        421
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         104         150        196        461
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                102         141        181        428
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio            102         142        181        429
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               104         147        191        451
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                100         137        173        410
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                 102         143        183        433
===================================================================================================================
PIMCO High Yield-Administrative Class                                    98         130        161        384
===================================================================================================================

                                       58

===================================================================================================================
PIMCO Real Return-Administrative Class                                   98         130        162        385
===================================================================================================================
PIMCO Total Return-Administrative Class                                  98         130        161        384
===================================================================================================================
Rydex Sector Rotation Fund                                              111         169        228        530
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        106         155        204        478
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    103         147        190        449
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          98         132        164        390
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                             100         136        172        409
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                           102         143        183        433
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                        103         144        186        439
===================================================================================================================


===================================================================================================================
EXAMPLES
MAJESTY CONTRACT WITH EARNINGS ENHANCEMENT                                EXAMPLE #2--ASSUMING NO SURRENDER
BENEFIT RIDER                                                      If the  owner  does not  surrender  his or her
                                                                   Contract, or if it is annuitized, the following
                                                                   expenses would be charged on a $1,000 investment
                                                                   at the end of the applicable time period:

===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                             36         114        202        475
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                           35         111        197        465
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                                38         120        213        499
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                             36         115        204        479
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                    33         104        186        439
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             27          88        157        375
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  27          87        156        374
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares        32         104        185        438
===================================================================================================================
INVESCO VIF -Core Equity Fund                                            32         104        185        438
===================================================================================================================
INVESCO VIF -Financial Services Fund                                     32         103        184        435
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                        32         103        183        434
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                   34         109        194        456
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   31          99        176        417
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            31          98        175        416
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              31          98        175        416
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    31          99        177        420
===================================================================================================================
Neuberger Berman-Fasciano S Class                                        36         114        202        474
===================================================================================================================
Neuberger Berman-Guardian S Class                                        34         108        193        454
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           31          98        175        416
===================================================================================================================
Oppenheimer Global Securities-Service Class                              31         100        177        421
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                          34         110        196        461
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 32         101        181        428
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             32         102        181        429
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio                34         107        191        451
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 30          97        173        410
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                  32         103        183        433
===================================================================================================================
PIMCO High Yield-Administrative Class                                    28          90        161        384
===================================================================================================================
PIMCO Real Return-Administrative Class                                   28          90        162        385
===================================================================================================================
PIMCO Total Return-Administrative Class                                  28          90        161        384
===================================================================================================================
Rydex Sector Rotation Fund                                               41         129        228        530
===================================================================================================================


===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                         36         115        204        478
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II     33         107        190        449
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          28          92        164        390
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              30          96        172        409
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                            32         103        183        433
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                         33         104        186        439
===================================================================================================================


===================================================================================================================

EXAMPLES                                                                EXAMPLE #1--ASSUMING SURRENDER
MAJESTY CONTRACT WITH GUARANTEED MINIMUM INCOME                       If the owner surrenders his or her Contract
BENEFIT ENDORSEMENT AND                                               at the end of the applicable time period,
EARNINGS ENHANCEMENT BENEFIT RIDER                                    the following expenses would be charged on
                                                                      a $1,000 investment:
===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            109         163        218        509
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          108         160        213        498
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               111         170        229        532
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            109         164        220        513
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                   106         154        202        473
===================================================================================================================
Dreyfus V.I.F. -Money Market                                            100         137        173        412
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                 100         137        173        411
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares       105         153        201        472
===================================================================================================================
INVESCO VIF -Core Equity Fund                                           105         153        201        472
===================================================================================================================
INVESCO VIF -Financial Services Fund                                    105         153        200        470
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                       105         152        199        469
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  107         158        210        491
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                  104         148        192        453
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                           104         148        191        451
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                             104         148        191        451
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                   104         149        193        455
===================================================================================================================
Neuberger Berman-Fasciano S Class                                       109         163        217        507
===================================================================================================================
Neuberger Berman-Guardian S Class                                       107         158        209        488
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                          104         148        191        451
===================================================================================================================
Oppenheimer Global Securities-Service Class                             104         149        194        456
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         107         159        212        495
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                105         151        197        463
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio            105         151        197        464
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               107         157        207        485
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                103         146        189        446
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                 105         152        199        468
===================================================================================================================
PIMCO High Yield-Administrative Class                                   101         139        177        420
===================================================================================================================
PIMCO Real Return-Administrative Class                                  101         140        178        422
===================================================================================================================
PIMCO Total Return-Administrative Class                                 101         139        177        420
===================================================================================================================
Rydex Sector Rotation Fund                                              114         178        243        562
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        109         164        220        512
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    106         156        206        484
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                         101         141        180        426
===================================================================================================================


===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                             103         146        188        444
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                           105         152        199        468
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                        106         154        202        473
===================================================================================================================


===================================================================================================================

EXAMPLES                                                                EXAMPLE #2--ASSUMING NO SURRENDER
MAJESTY CONTRACT WITH GUARANTEED MINIMUM INCOME                       If the owner does not surrender his or her
BENEFIT ENDORSEMENT AND                                               Contract, or if it is annuitized, the
EARNINGS ENHANCEMENT BENEFIT RIDER                                    following expenses would be charged on a
                                                                      $1,000 investment at the end of the
                                                                      applicable time period:

===================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
===================================================================================================================
AIM V.I. -Capital Development Fund-Series II                             39         123        218        509
===================================================================================================================
AIM V.I. -Government Securities Fund-Series II                           38         120        213        498
===================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                                41         130        229        532
===================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                             39         124        220        513
===================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                    36         114        202        473
===================================================================================================================
Dreyfus V.I.F. -Money Market                                             30          97        173        412
===================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  30          97        173        411
===================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares        35         113        201        472
===================================================================================================================
INVESCO VIF -Core Equity Fund                                            35         113        201        472
===================================================================================================================
INVESCO VIF -Financial Services Fund                                     35         113        200        470
===================================================================================================================
INVESCO VIF -Health Sciences Fund                                        35         112        199        469
===================================================================================================================
INVESCO VIF -Small Company Growth Fund                                   37         118        210        491
===================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   34         108        192        453
===================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            34         108        191        451
===================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              34         108        191        451
===================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    34         109        193        455
===================================================================================================================
Neuberger Berman-Fasciano S Class                                        39         123        217        507
===================================================================================================================
Neuberger Berman-Guardian S Class                                        37         118        209        488
===================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           34         108        191        451
===================================================================================================================
Oppenheimer Global Securities-Service Class                              34         109        194        456
===================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                          37         119        212        495
===================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 35         111        197        463
===================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             35         111        197        464
===================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio                37         117        207        485
===================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 33         106        189        446
===================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                  35         112        199        468
===================================================================================================================
PIMCO High Yield-Administrative Class                                    31          99        177        420
===================================================================================================================
PIMCO Real Return-Administrative Class                                   31         100        178        422
===================================================================================================================
PIMCO Total Return-Administrative Class                                  31          99        177        420
===================================================================================================================
Rydex Sector Rotation Fund                                               44         138        243        562
===================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                         39         124        220        512
===================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II     36         116        206        484
===================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          31         101        180        426
===================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              33         106        188        444
===================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                            35         112        199        468
===================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                         36         114        202        473
===================================================================================================================

====================================================================================================================

EXAMPLES                                                                    EXAMPLE #1--ASSUMING SURRENDER
MAJESTY CONTRACT WITH STEP-UP DEATH BENEFIT RIDER                   If the owner  surrenders  his or her  Contract
AND GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT                   at the end of the applicable time period,  the
(ISSUED TO OWNER AGE 70 AND UNDER)                                  following  expenses  would  be  charged  on  a
                                                                    $1,000 investment:

====================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
====================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            107         157        208        486
====================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          106         154        203        476
====================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               109         163        219        510
====================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            107         158        210        491
====================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                   104         147        191        450
====================================================================================================================
Dreyfus V.I.F. -Money Market                                             98         131        163        388
====================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  98         131        162        386
====================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares       103         147        190        449
====================================================================================================================
INVESCO VIF -Core Equity Fund                                           103         147        190        449
====================================================================================================================
INVESCO VIF -Financial Services Fund                                    103         146        189        447
====================================================================================================================
INVESCO VIF -Health Sciences Fund                                       103         146        189        446
====================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  105         152        199        468
====================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                  102         142        181        429
====================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                           102         141        181        428
====================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                             102         141        181        428
====================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                   102         142        182        432
====================================================================================================================
Neuberger Berman-Fasciano S Class                                       107         157        207        485
====================================================================================================================
Neuberger Berman-Guardian S Class                                       105         151        198        466
====================================================================================================================
Oppenheimer Capital Appreciation-Service Class                          102         141        181        428
====================================================================================================================
Oppenheimer Global Securities-Service Class                             102         143        183        433
====================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         105         153        201        473
====================================================================================================================
Oppenheimer Multi Strategy-Service Class                                103         145        186        440
====================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio            103         145        187        441
====================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               105         150        196        462
====================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                101         140        178        422
====================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                 103         146        188        445
====================================================================================================================
PIMCO High Yield-Administrative Class                                    99         133        166        396
====================================================================================================================
PIMCO Real Return-Administrative Class                                   99         133        167        398
====================================================================================================================
PIMCO Total Return-Administrative Class                                  99         133        166        396
====================================================================================================================
Rydex Sector Rotation Fund                                              112         172        233        540
====================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        107         158        209        490
====================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    104         150        196        461
====================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          99         135        169        403
====================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                             101         140        177        421
====================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                           103         146        188        445
====================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                        104         147        191        450
====================================================================================================================


====================================================================================================================

EXAMPLES                                                                  EXAMPLE #2--ASSUMING NO SURRENDER
MAJESTY CONTRACT WITH STEP-UP DEATH BENEFIT RIDER                   If the  owner  does not  surrender  his or her
====================================================================================================================

====================================================================================================================

AND GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT                   Contract,   or  if  it  is   annuitized,   the
(ISSUED TO OWNER AGE 70 AND UNDER)                                  following  expenses  would  be  charged  on  a
                                                                    $1,000   investment   at   the   end   of  the
                                                                    applicable time period:

====================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
====================================================================================================================
AIM V.I. -Capital Development Fund-Series II                             37         117        208        486
====================================================================================================================
AIM V.I. -Government Securities Fund-Series II                           36         114        203        476
====================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                                39         123        219        510
====================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                             37         118        210        491
====================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                    34         107        191        450
====================================================================================================================
Dreyfus V.I.F. -Money Market                                             28          91        163        388
====================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  28          91        162        386
====================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares        33         107        190        449
====================================================================================================================
INVESCO VIF -Core Equity Fund                                            33         107        190        449
====================================================================================================================
INVESCO VIF -Financial Services Fund                                     33         106        189        447
====================================================================================================================
INVESCO VIF -Health Sciences Fund                                        33         106        189        446
====================================================================================================================
INVESCO VIF -Small Company Growth Fund                                   35         112        199        468
====================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   32         102        181        429
====================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            32         101        181        428
====================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              32         101        181        428
====================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    32         102        182        432
====================================================================================================================
Neuberger Berman-Fasciano S Class                                        37         117        207        485
====================================================================================================================
Neuberger Berman-Guardian S Class                                        35         111        198        466
====================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           32         101        181        428
====================================================================================================================
Oppenheimer Global Securities-Service Class                              32         103        183        433
====================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                          35         113        201        473
====================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 33         105        186        440
====================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             33         105        187        441
====================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio                35         110        196        462
====================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 31         100        178        422
====================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                  33         106        188        445
====================================================================================================================
PIMCO High Yield-Administrative Class                                    29          93        166        396
====================================================================================================================
PIMCO Real Return-Administrative Class                                   29          93        167        398
====================================================================================================================
PIMCO Total Return-Administrative Class                                  29          93        166        396
====================================================================================================================
Rydex Sector Rotation Fund                                               42         132        233        540
====================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                         37         118        209        490
====================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II     34         110        196        461
====================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          29          95        169        403
====================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              31         100        177        421
====================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                            33         106        188        445
====================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                         34         107        191        450
====================================================================================================================

====================================================================================================================
EXAMPLES                                                               EXAMPLE #1--ASSUMING SURRENDER
MAJESTY CONTRACT WITH STEP-UP DEATH BENEFIT RIDER                 If the owner surrenders his or her Contract
AND EARNINGS ENHANCEMENT BENEFIT RIDER                            at the end of the applicable time period, the
(ISSUED TO OWNER AGE 70 AND UNDER)                                following expenses would be charged on a
                                                                  $1,000 investment:

====================================================================================================================



====================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
====================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            107         157        208        486
====================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          106         154        203        476
====================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               109         163        219        510
====================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            107         158        210        491
====================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                   104         147        191        450
====================================================================================================================
Dreyfus V.I.F. -Money Market                                             98         131        163        388
====================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  98         131        162        386
====================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares       103         147        190        449
====================================================================================================================
INVESCO VIF -Core Equity Fund                                           103         147        190        449
====================================================================================================================
INVESCO VIF -Financial Services Fund                                    103         146        189        447
====================================================================================================================
INVESCO VIF -Health Sciences Fund                                       103         146        189        446
====================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  105         152        199        468
====================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                  102         142        181        429
====================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                           102         141        181        428
====================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                             102         141        181        428
====================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                   102         142        182        432
====================================================================================================================
Neuberger Berman-Fasciano S Class                                       107         157        207        485
====================================================================================================================
Neuberger Berman-Guardian S Class                                       105         151        198        466
====================================================================================================================
Oppenheimer Capital Appreciation-Service Class                          102         141        181        428
====================================================================================================================
Oppenheimer Global Securities-Service Class                             102         143        183        433
====================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         105         153        201        473
====================================================================================================================
Oppenheimer Multi Strategy-Service Class                                103         145        186        440
====================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio            103         145        187        441
====================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               105         150        196        462
====================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                101         140        178        422
====================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                 103         146        188        445
====================================================================================================================
PIMCO High Yield-Administrative Class                                    99         133        166        396
====================================================================================================================
PIMCO Real Return-Administrative Class                                   99         133        167        398
====================================================================================================================
PIMCO Total Return-Administrative Class                                  99         133        166        396
====================================================================================================================
Rydex Sector Rotation Fund                                              112         172        233        540
====================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        107         158        209        490
====================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    104         150        196        461
====================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          99         135        169        403
====================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                             101         140        177        421
====================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                           103         146        188        445
====================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                        104         147        191        450
====================================================================================================================


====================================================================================================================

EXAMPLES
MAJESTY CONTRACT WITH STEP-UP DEATH BENEFIT RIDER                         EXAMPLE #2--ASSUMING NO SURRENDER
AND EARNINGS ENHANCEMENT BENEFIT RIDER                              If the  owner  does not  surrender  his or her
(ISSUED TO OWNER AGE 70 AND UNDER)                                  Contract,   or  if  it  is   annuitized,   the
                                                                    following  expenses  would  be  charged  on  a
                                                                    $1,000   investment   at   the   end   of  the
                                                                    applicable time period:

====================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
====================================================================================================================
AIM V.I. -Capital Development Fund-Series II                             37         117        208        486
====================================================================================================================
AIM V.I. -Government Securities Fund-Series II                           36         114        203        476
====================================================================================================================

====================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                                39         123        219        510
====================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                             37         118        210        491
====================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                    34         107        191        450
====================================================================================================================
Dreyfus V.I.F. -Money Market                                             28          91        163        388
====================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  28          91        162        386
====================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares        33         107        190        449
====================================================================================================================
INVESCO VIF -Core Equity Fund                                            33         107        190        449
====================================================================================================================
INVESCO VIF -Financial Services Fund                                     33         106        189        447
====================================================================================================================
INVESCO VIF -Health Sciences Fund                                        33         106        189        446
====================================================================================================================
INVESCO VIF -Small Company Growth Fund                                   35         112        199        468
====================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   32         102        181        429
====================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            32         101        181        428
====================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              32         101        181        428
====================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    32         102        182        432
====================================================================================================================
Neuberger Berman-Fasciano S Class                                        37         117        207        485
====================================================================================================================
Neuberger Berman-Guardian S Class                                        35         111        198        466
====================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           32         101        181        428
====================================================================================================================
Oppenheimer Global Securities-Service Class                              32         103        183        433
====================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                          35         113        201        473
====================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 33         105        186        440
====================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             33         105        187        441
====================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio                35         110        196        462
====================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 31         100        178        422
====================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                  33         106        188        445
====================================================================================================================
PIMCO High Yield-Administrative Class                                    29          93        166        396
====================================================================================================================
PIMCO Real Return-Administrative Class                                   29          93        167        398
====================================================================================================================
PIMCO Total Return-Administrative Class                                  29          93        166        396
====================================================================================================================
Rydex Sector Rotation Fund                                               42         132        233        540
====================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                         37         118        209        490
====================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II     34         110        196        461
====================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          29          95        169        403
====================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              31         100        177        421
====================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                            33         106        188        445
====================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                         34         107        191        450
====================================================================================================================

====================================================================================================================

EXAMPLES                                                                    EXAMPLE #1--ASSUMING SURRENDER
MAJESTY CONTRACT WITH STEP-UP DEATH BENEFIT RIDER, GUARANTEED       If the owner  surrenders  his or her  Contract
MINIMUM INCOME BENEFIT ENDORSEMENT,                                 at the end of the applicable time period,  the
AND EARNINGS ENHANCED BENEFIT RIDER                                 following  expenses  would  be  charged  on  a
(ISSUED TO OWNER AGE 70 AND UNDER)                                  $1,000 investment:

====================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
====================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            110         166        223        519
====================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          109         163        218        510
====================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               112         173        234        542
====================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            110         167        225        524
====================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                   107         157        207        485
====================================================================================================================
Dreyfus V.I.F. -Money Market                                            101         140        179        424
====================================================================================================================

====================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                 101         140        178        423
====================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares       106         156        206        484
====================================================================================================================
INVESCO VIF -Core Equity Fund                                           106         156        206        484
====================================================================================================================
INVESCO VIF -Financial Services Fund                                    106         156        205        481
====================================================================================================================
INVESCO VIF -Health Sciences Fund                                       106         155        205        480
====================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  108         161        215        502
====================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                  105         151        197        464
====================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                           105         151        197        463
====================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                             105         151        197        463
====================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                   105         152        198        466
====================================================================================================================
Neuberger Berman-Fasciano S Class                                       110         166        223        518
====================================================================================================================
Neuberger Berman-Guardian S Class                                       108         161        214        499
====================================================================================================================
Oppenheimer Capital Appreciation-Service Class                          105         151        197        463
====================================================================================================================
Oppenheimer Global Securities-Service Class                             105         152        199        468
====================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         108         162        217        506
====================================================================================================================
Oppenheimer Multi Strategy-Service Class                                106         154        202        474
====================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio            106         154        203        476
====================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               108         160        212        496
====================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                104         149        194        457
====================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                 106         155        204        479
====================================================================================================================
PIMCO High Yield-Administrative Class                                   102         143        183        432
====================================================================================================================
PIMCO Real Return-Administrative Class                                  102         143        183        433
====================================================================================================================
PIMCO Total Return-Administrative Class                                 102         143        183        432
====================================================================================================================
Rydex Sector Rotation Fund                                              114         181        248        572
====================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        110         167        225        523
====================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    107         159        212        495
====================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                         102         144        185        438
====================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                             104         149        193        456
====================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                           106         155        204        479
====================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                        107         157        207        485
====================================================================================================================




====================================================================================================================

EXAMPLES                                                                  EXAMPLE #2--ASSUMING NO SURRENDER
MAJESTY CONTRACT WITH STEP-UP DEATH BENEFIT RIDER, GUARANTEED       If the  owner  does not  surrender  his or her
MINIMUM INCOME BENEFIT ENDORSEMENT,                                 Contract,   or  if  it  is   annuitized,   the
AND EARNINGS ENHANCED BENEFIT RIDER                                 following  expenses  would  be  charged  on  a
(ISSUED TO OWNER AGE 70 AND UNDER)                                  $1,000   investment   at   the   end   of  the
                                                                    applicable time period:

====================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
====================================================================================================================
AIM V.I. -Capital Development Fund-Series II                             40         126        223        519
====================================================================================================================
AIM V.I. -Government Securities Fund-Series II                           39         123        218        510
====================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                                42         133        234        542
====================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                             40         127        225        524
====================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                    37         117        207        485
====================================================================================================================
Dreyfus V.I.F. -Money Market                                             31         100        179        424
====================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  31         100        178        423
====================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares        36         116        206        484
====================================================================================================================
INVESCO VIF -Core Equity Fund                                            36         116        206        484
====================================================================================================================

====================================================================================================================
INVESCO VIF -Financial Services Fund                                     36         116        205        481
====================================================================================================================
INVESCO VIF -Health Sciences Fund                                        36         115        205        480
====================================================================================================================
INVESCO VIF -Small Company Growth Fund                                   38         121        215        502
====================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   35         111        197        464
====================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            35         111        197        463
====================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              35         111        197        463
====================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    35         112        198        466
====================================================================================================================
Neuberger Berman-Fasciano S Class                                        40         126        223        518
====================================================================================================================
Neuberger Berman-Guardian S Class                                        38         121        214        499
====================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           35         111        197        463
====================================================================================================================
Oppenheimer Global Securities-Service Class                              35         112        199        468
====================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                          38         122        217        506
====================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 36         114        202        474
====================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             36         114        203        476
====================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio                38         120        212        496
====================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 34         109        194        457
====================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                  36         115        204        479
====================================================================================================================
PIMCO High Yield-Administrative Class                                    32         103        183        432
====================================================================================================================
PIMCO Real Return-Administrative Class                                   32         103        183        433
====================================================================================================================
PIMCO Total Return-Administrative Class                                  32         103        183        432
====================================================================================================================
Rydex Sector Rotation Fund                                               44         141        248        572
====================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                         40         127        225        523
====================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II     37         119        212        495
====================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          32         104        185        438
====================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              34         109        193        456
====================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                            36         115        204        479
====================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                         37         117        207        485
====================================================================================================================



====================================================================================================================

EXAMPLES                                                                    EXAMPLE #1--ASSUMING SURRENDER
MAJESTY CONTRACT WITH STEP-UP DEATH BENEFIT RIDER                   If the owner  surrenders  his or her  Contract
AND GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT                   at the end of the applicable time period,  the
(ISSUED TO OWNER OVER AGE 70 AND UNDER AGE 79)                      following  expenses  would  be  charged  on  a
                                                                    $1,000 investment:

====================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
====================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            107         159        210        492
====================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          106         156        205        482
====================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               109         165        221        515
====================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            108         160        212        496
====================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                   104         149        194        456
====================================================================================================================
Dreyfus V.I.F. -Money Market                                             99         133        165        394
====================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  99         132        165        393
====================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares       104         149        193        455
====================================================================================================================
INVESCO VIF -Core Equity Fund                                           104         149        193        455
====================================================================================================================
INVESCO VIF -Financial Services Fund                                    104         148        192        453
====================================================================================================================
INVESCO VIF -Health Sciences Fund                                       104         148        192        452
====================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  106         154        202        474
====================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                  102         143        184        435
====================================================================================================================

====================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                           102         143        183        434
====================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                             102         143        183        434
====================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                   102         144        185        437
====================================================================================================================
Neuberger Berman-Fasciano S Class                                       107         158        210        491
====================================================================================================================
Neuberger Berman-Guardian S Class                                       105         153        201        471
====================================================================================================================
Oppenheimer Capital Appreciation-Service Class                          102         143        183        434
====================================================================================================================
Oppenheimer Global Securities-Service Class                             103         144        186        439
====================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         106         155        204        478
====================================================================================================================
Oppenheimer Multi Strategy-Service Class                                103         146        189        446
====================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio            103         146        189        447
====================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               105         152        199        468
====================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                102         141        181        428
====================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                 104         147        191        450
====================================================================================================================
PIMCO High Yield-Administrative Class                                    99         135        169        402
====================================================================================================================
PIMCO Real Return-Administrative Class                                  100         135        170        404
====================================================================================================================
PIMCO Total Return-Administrative Class                                  99         135        169        402
====================================================================================================================
Rydex Sector Rotation Fund                                              112         173        236        546
====================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        107         159        212        495
====================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    105         152        198        467
====================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                         100         136        172        409
====================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                             102         141        180        427
====================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                           104         147        191        450
====================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                        104         149        194        456
====================================================================================================================



====================================================================================================================

EXAMPLES                                                                  EXAMPLE #2--ASSUMING NO SURRENDER
MAJESTY CONTRACT WITH STEP-UP DEATH BENEFIT RIDER                   If the  owner  does not  surrender  his or her
AND GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT                   Contract,   or  if  it  is   annuitized,   the
(ISSUED TO OWNER OVER AGE 70 AND UNDER AGE 79)                      following  expenses  would  be  charged  on  a
                                                                    $1,000   investment   at   the   end   of  the
                                                                    applicable time period:

====================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
====================================================================================================================
AIM V.I. -Capital Development Fund-Series II                             37         119        210        492
====================================================================================================================
AIM V.I. -Government Securities Fund-Series II                           36         116        205        482
====================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                                39         125        221        515
====================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                             38         120        212        496
====================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                    34         109        194        456
====================================================================================================================
Dreyfus V.I.F. -Money Market                                             29          93        165        394
====================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  29          92        165        393
====================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares        34         109        193        455
====================================================================================================================
INVESCO VIF -Core Equity Fund                                            34         109        193        455
====================================================================================================================
INVESCO VIF -Financial Services Fund                                     34         108        192        453
====================================================================================================================
INVESCO VIF -Health Sciences Fund                                        34         108        192        452
====================================================================================================================
INVESCO VIF -Small Company Growth Fund                                   36         114        202        474
====================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   32         103        184        435
====================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            32         103        183        434
====================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              32         103        183        434
====================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    32         104        185        437
====================================================================================================================


====================================================================================================================
Neuberger Berman-Fasciano S Class                                        37         118        210        491
====================================================================================================================
Neuberger Berman-Guardian S Class                                        35         113        201        471
====================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           32         103        183        434
====================================================================================================================
Oppenheimer Global Securities-Service Class                              33         104        186        439
====================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                          36         115        204        478
====================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 33         106        189        446
====================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             33         106        189        447
====================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio                35         112        199        468
====================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 32         101        181        428
====================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                  34         107        191        450
====================================================================================================================
PIMCO High Yield-Administrative Class                                    29          95        169        402
====================================================================================================================
PIMCO Real Return-Administrative Class                                   30          95        170        404
====================================================================================================================
PIMCO Total Return-Administrative Class                                  29          95        169        402
====================================================================================================================
Rydex Sector Rotation Fund                                               42         133        236        546
====================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                         37         119        212        495
====================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II     35         112        198        467
====================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          30          96        172        409
====================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              32         101        180        427
====================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                            34         107        191        450
====================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                         34         109        194        456
====================================================================================================================




====================================================================================================================

EXAMPLES                                                                    EXAMPLE #1--ASSUMING SURRENDER
MAJESTY CONTRACT WITH STEP-UP DEATH BENEFIT RIDER                   If the owner  surrenders  his or her  Contract
AND EARNINGS ENHANCEMENT BENEFIT RIDER                              at the end of the applicable time period,  the
(ISSUED TO OWNER OVER AGE 70 AND UNDER AGE 79)                      following  expenses  would  be  charged  on  a
                                                                    $1,000 investment:

====================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
====================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            107         159        210        492
====================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          106         156        205        482
====================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               109         165        221        515
====================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            108         160        212        496
====================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                   104         149        194        456
====================================================================================================================
Dreyfus V.I.F. -Money Market                                             99         133        165        394
====================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  99         132        165        393
====================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares       104         149        193        455
====================================================================================================================
INVESCO VIF -Core Equity Fund                                           104         149        193        455
====================================================================================================================
INVESCO VIF -Financial Services Fund                                    104         148        192        453
====================================================================================================================
INVESCO VIF -Health Sciences Fund                                       104         148        192        452
====================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  106         154        202        474
====================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                  102         143        184        435
====================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                           102         143        183        434
====================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                             102         143        183        434
====================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                   102         144        185        437
====================================================================================================================
Neuberger Berman-Fasciano S Class                                       107         158        210        491
====================================================================================================================
Neuberger Berman-Guardian S Class                                       105         153        201        471
====================================================================================================================
Oppenheimer Capital Appreciation-Service Class                          102         143        183        434
====================================================================================================================
Oppenheimer Global Securities-Service Class                             103         144        186        439
====================================================================================================================


====================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         106         155        204        478
====================================================================================================================
Oppenheimer Multi Strategy-Service Class                                103         146        189        446
====================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio            103         146        189        447
====================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               105         152        199        468
====================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                102         141        181        428
====================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                 104         147        191        450
====================================================================================================================
PIMCO High Yield-Administrative Class                                    99         135        169        402
====================================================================================================================
PIMCO Real Return-Administrative Class                                  100         135        170        404
====================================================================================================================
PIMCO Total Return-Administrative Class                                  99         135        169        402
====================================================================================================================
Rydex Sector Rotation Fund                                              112         173        236        546
====================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        107         159        212        495
====================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    105         152        198        467
====================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                         100         136        172        409
====================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                             102         141        180        427
====================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                           104         147        191        450
====================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                        104         149        194        456
====================================================================================================================



====================================================================================================================

EXAMPLES                                                                  EXAMPLE #2--ASSUMING NO SURRENDER
MAJESTY CONTRACT WITH STEP-UP DEATH BENEFIT RIDER                   If the  owner  does not  surrender  his or her
AND EARNINGS ENHANCEMENT BENEFIT RIDER                              Contract,   or  if  it  is   annuitized,   the
(ISSUED TO OWNER OVER AGE 70 AND UNDER AGE 79)                      following  expenses  would  be  charged  on  a
                                                                    $1,000   investment   at   the   end   of  the
                                                                    applicable time period:

====================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
====================================================================================================================
AIM V.I. -Capital Development Fund-Series II                             37         119        210        492
====================================================================================================================
AIM V.I. -Government Securities Fund-Series II                           36         116        205        482
====================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                                39         125        221        515
====================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                             38         120        212        496
====================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                    34         109        194        456
====================================================================================================================
Dreyfus V.I.F. -Money Market                                             29          93        165        394
====================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  29          92        165        393
====================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares        34         109        193        455
====================================================================================================================
INVESCO VIF -Core Equity Fund                                            34         109        193        455
====================================================================================================================
INVESCO VIF -Financial Services Fund                                     34         108        192        453
====================================================================================================================
INVESCO VIF -Health Sciences Fund                                        34         108        192        452
====================================================================================================================
INVESCO VIF -Small Company Growth Fund                                   36         114        202        474
====================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   32         103        184        435
====================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            32         103        183        434
====================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              32         103        183        434
====================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    32         104        185        437
====================================================================================================================
Neuberger Berman-Fasciano S Class                                        37         118        210        491
====================================================================================================================
Neuberger Berman-Guardian S Class                                        35         113        201        471
====================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           32         103        183        434
====================================================================================================================
Oppenheimer Global Securities-Service Class                              33         104        186        439
====================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                          36         115        204        478
====================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 33         106        189        446
====================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             33         106        189        447
====================================================================================================================

====================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio                35         112        199        468
====================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 32         101        181        428
====================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                  34         107        191        450
====================================================================================================================
PIMCO High Yield-Administrative Class                                    29          95        169        402
====================================================================================================================
PIMCO Real Return-Administrative Class                                   30          95        170        404
====================================================================================================================
PIMCO Total Return-Administrative Class                                  29          95        169        402
====================================================================================================================
Rydex Sector Rotation Fund                                               42         133        236        546
====================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                         37         119        212        495
====================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II     35         112        198        467
====================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          30          96        172        409
====================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              32         101        180        427
====================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                            34         107        191        450
====================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                         34         109        194        456
====================================================================================================================



====================================================================================================================

EXAMPLES                                                                    EXAMPLE #1--ASSUMING SURRENDER
MAJESTY CONTRACT WITH STEP-UP DEATH BENEFIT RIDER,                  If the owner  surrenders  his or her  Contract
GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT,                      at the end of the applicable time period,  the
AND EARNINGS ENHANCEMENT BENEFIT RIDER                              following  expenses  would  be  charged  on  a
(ISSUED TO OWNER OVER AGE 70 AND UNDER AGE 79)                      $1,000 investment:

====================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
====================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            110         168        226        525
====================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          109         165        221        515
====================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               112         174        237        548
====================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            111         169        228        529
====================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                   107         158        209        490
====================================================================================================================
Dreyfus V.I.F. -Money Market                                            102         142        182        430
====================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                 102         142        181        429
====================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares       107         158        209        489
====================================================================================================================
INVESCO VIF -Core Equity Fund                                           107         158        209        489
====================================================================================================================
INVESCO VIF -Financial Services Fund                                    107         157        208        487
====================================================================================================================
INVESCO VIF -Health Sciences Fund                                       107         157        207        486
====================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  109         163        217        507
====================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                  105         153        200        470
====================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                           105         152        199        469
====================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                             105         152        199        469
====================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                   105         153        201        472
====================================================================================================================
Neuberger Berman-Fasciano S Class                                       110         167        225        524
====================================================================================================================
Neuberger Berman-Guardian S Class                                       108         162        216        505
====================================================================================================================
Oppenheimer Capital Appreciation-Service Class                          105         152        199        469
====================================================================================================================
Oppenheimer Global Securities-Service Class                             106         153        201        473
====================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         109         164        219        512
====================================================================================================================
Oppenheimer Multi Strategy-Service Class                                106         155        205        480
====================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio            106         156        205        481
====================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               108         161        215        502
====================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                105         151        197        463
====================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                 107         157        207        485
====================================================================================================================
PIMCO High Yield-Administrative Class                                   102         144        185        438
====================================================================================================================


====================================================================================================================
PIMCO Real Return-Administrative Class                                  103         144        186        439
====================================================================================================================
PIMCO Total Return-Administrative Class                                 102         144        185        438
====================================================================================================================
Rydex Sector Rotation Fund                                              115         182        251        577
====================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        110         169        227        528
====================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    108         161        214        501
====================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                         103         146        188        444
====================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                             104         150        196        462
====================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                           107         157        207        485
====================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                        107         158        209        490
====================================================================================================================




====================================================================================================================

EXAMPLES                                                                  EXAMPLE #2--ASSUMING NO SURRENDER
MAJESTY CONTRACT WITH STEP-UP DEATH BENEFIT RIDER,                  If the  owner  does not  surrender  his or her
GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT,                      Contract,   or  if  it  is   annuitized,   the
AND EARNINGS ENHANCEMENT BENEFIT RIDER                              following  expenses  would  be  charged  on  a
(ISSUED TO OWNER OVER AGE 70 AND UNDER AGE 79)                      $1,000   investment   at   the   end   of  the
                                                                    applicable time period:

====================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
====================================================================================================================
AIM V.I. -Capital Development Fund-Series II                             40         128        226        525
====================================================================================================================
AIM V.I. -Government Securities Fund-Series II                           39         125        221        515
====================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                                42         134        237        548
====================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                             41         129        228        529
====================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                    37         118        209        490
====================================================================================================================
Dreyfus V.I.F. -Money Market                                             32         102        182        430
====================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  32         102        181        429
====================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares        37         118        209        489
====================================================================================================================
INVESCO VIF -Core Equity Fund                                            37         118        209        489
====================================================================================================================
INVESCO VIF -Financial Services Fund                                     37         117        208        487
====================================================================================================================
INVESCO VIF -Health Sciences Fund                                        37         117        207        486
====================================================================================================================
INVESCO VIF -Small Company Growth Fund                                   39         123        217        507
====================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   35         113        200        470
====================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            35         112        199        469
====================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              35         112        199        469
====================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    35         113        201        472
====================================================================================================================
Neuberger Berman-Fasciano S Class                                        40         127        225        524
====================================================================================================================
Neuberger Berman-Guardian S Class                                        38         122        216        505
====================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           35         112        199        469
====================================================================================================================
Oppenheimer Global Securities-Service Class                              36         113        201        473
====================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                          39         124        219        512
====================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 36         115        205        480
====================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             36         116        205        481
====================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio                38         121        215        502
====================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 35         111        197        463
====================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                  37         117        207        485
====================================================================================================================
PIMCO High Yield-Administrative Class                                    32         104        185        438
====================================================================================================================
PIMCO Real Return-Administrative Class                                   33         104        186        439
====================================================================================================================
PIMCO Total Return-Administrative Class                                  32         104        185        438
====================================================================================================================
Rydex Sector Rotation Fund                                               45         142        251        577
====================================================================================================================

====================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                         40         129        227        528
====================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II     38         121        214        501
====================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          33         106        188        444
====================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              34         110        196        462
====================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                            37         117        207        485
====================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                         37         118        209        490
====================================================================================================================




====================================================================================================================

EXAMPLES                                                                    EXAMPLE #1--ASSUMING SURRENDER
MAJESTY CONTRACT WITH ENHANCED DEATH BENEFIT RIDER AND              If the owner  surrenders  his or her  Contract
GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT                       at the end of the applicable time period,  the
(ISSUED TO OWNER AGE 70 AND UNDER)                                  following  expenses  would  be  charged  on  a
                                                                    $1,000 investment:

====================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
====================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            108         162        215        503
====================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          107         159        211        493
====================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               110         168        226        526
====================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            109         163        217        507
====================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                   105         152        199        468
====================================================================================================================
Dreyfus V.I.F. -Money Market                                            100         136        171        406
====================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                 100         135        170        405
====================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares       105         152        198        467
====================================================================================================================
INVESCO VIF -Core Equity Fund                                           105         152        198        467
====================================================================================================================
INVESCO VIF -Financial Services Fund                                    105         151        197        464
====================================================================================================================
INVESCO VIF -Health Sciences Fund                                       105         151        197        463
====================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  107         157        207        485
====================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                  103         146        189        447
====================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                           103         146        189        446
====================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                             103         146        189        446
====================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                   103         147        190        449
====================================================================================================================
Neuberger Berman-Fasciano S Class                                       108         161        215        502
====================================================================================================================
Neuberger Berman-Guardian S Class                                       106         156        206        483
====================================================================================================================
Oppenheimer Capital Appreciation-Service Class                          103         146        189        446
====================================================================================================================
Oppenheimer Global Securities-Service Class                             104         147        191        450
====================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         107         158        209        490
====================================================================================================================
Oppenheimer Multi Strategy-Service Class                                104         149        194        457
====================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio            104         149        195        458
====================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               106         155        204        479
====================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                103         144        186        440
====================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                 105         150        196        462
====================================================================================================================
PIMCO High Yield-Administrative Class                                   100         138        175        414
====================================================================================================================
PIMCO Real Return-Administrative Class                                  101         138        175        416
====================================================================================================================
PIMCO Total Return-Administrative Class                                 100         138        175        414
====================================================================================================================
Rydex Sector Rotation Fund                                              113         176        241        556
====================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        108         162        217        506
====================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    106         155        204        478
====================================================================================================================


====================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                         101         139        177        421
====================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                             103         144        185        438
====================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                           105         150        196        462
====================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                        105         152        199        468
====================================================================================================================



====================================================================================================================

EXAMPLES                                                                  EXAMPLE #2--ASSUMING NO SURRENDER
MAJESTY CONTRACT WITH ENHANCED DEATH BENEFIT RIDER AND              If the  owner  does not  surrender  his or her
GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT                       Contract,   or  if  it  is   annuitized,   the
(ISSUED TO OWNER AGE 70 AND UNDER)                                  following  expenses  would  be  charged  on  a
                                                                    $1,000   investment   at   the   end   of  the
                                                                    applicable time period:

====================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
====================================================================================================================
AIM V.I. -Capital Development Fund-Series II                             38         122        215        503
====================================================================================================================
AIM V.I. -Government Securities Fund-Series II                           37         119        211        493
====================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                                40         128        226        526
====================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                             39         123        217        507
====================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                    35         112        199        468
====================================================================================================================
Dreyfus V.I.F. -Money Market                                             30          96        171        406
====================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  30          95        170        405
====================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares        35         112        198        467
====================================================================================================================
INVESCO VIF -Core Equity Fund                                            35         112        198        467
====================================================================================================================
INVESCO VIF -Financial Services Fund                                     35         111        197        464
====================================================================================================================
INVESCO VIF -Health Sciences Fund                                        35         111        197        463
====================================================================================================================
INVESCO VIF -Small Company Growth Fund                                   37         117        207        485
====================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   33         106        189        447
====================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            33         106        189        446
====================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              33         106        189        446
====================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    33         107        190        449
====================================================================================================================
Neuberger Berman-Fasciano S Class                                        38         121        215        502
====================================================================================================================
Neuberger Berman-Guardian S Class                                        36         116        206        483
====================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           33         106        189        446
====================================================================================================================
Oppenheimer Global Securities-Service Class                              34         107        191        450
====================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                          37         118        209        490
====================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 34         109        194        457
====================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             34         109        195        458
====================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio                36         115        204        479
====================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 33         104        186        440
====================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                  35         110        196        462
====================================================================================================================
PIMCO High Yield-Administrative Class                                    30          98        175        414
====================================================================================================================
PIMCO Real Return-Administrative Class                                   31          98        175        416
====================================================================================================================
PIMCO Total Return-Administrative Class                                  30          98        175        414
====================================================================================================================
Rydex Sector Rotation Fund                                               43         136        241        556
====================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                         38         122        217        506
====================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II     36         115        204        478
====================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          31          99        177        421
====================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              33         104        185        438
====================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                            35         110        196        462
====================================================================================================================

====================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                         35         112        199        468
====================================================================================================================



====================================================================================================================

EXAMPLES                                                                    EXAMPLE #1--ASSUMING SURRENDER
MAJESTY CONTRACT WITH ENHANCED DEATH BENEFIT RIDER AND              If the owner  surrenders  his or her  Contract
EARNINGS ENHANCEMENT BENEFIT RIDER                                  at the end of the applicable time period,  the
(ISSUED TO OWNER AGE 70 AND UNDER)                                  following  expenses  would  be  charged  on  a
                                                                    $1,000 investment:

====================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
====================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            108         162        215        503
====================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          107         159        211        493
====================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               110         168        226        526
====================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            109         163        217        507
====================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                   105         152        199        468
====================================================================================================================
Dreyfus V.I.F. -Money Market                                            100         136        171        406
====================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                 100         135        170        405
====================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares       105         152        198        467
====================================================================================================================
INVESCO VIF -Core Equity Fund                                           105         152        198        467
====================================================================================================================
INVESCO VIF -Financial Services Fund                                    105         151        197        464
====================================================================================================================
INVESCO VIF -Health Sciences Fund                                       105         151        197        463
====================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  107         157        207        485
====================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                  103         146        189        447
====================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                           103         146        189        446
====================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                             103         146        189        446
====================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                   103         147        190        449
====================================================================================================================
Neuberger Berman-Fasciano S Class                                       108         161        215        502
====================================================================================================================
Neuberger Berman-Guardian S Class                                       106         156        206        483
====================================================================================================================
Oppenheimer Capital Appreciation-Service Class                          103         146        189        446
====================================================================================================================
Oppenheimer Global Securities-Service Class                             104         147        191        450
====================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         107         158        209        490
====================================================================================================================
Oppenheimer Multi Strategy-Service Class                                104         149        194        457
====================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio            104         149        195        458
====================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               106         155        204        479
====================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                103         144        186        440
====================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                 105         150        196        462
====================================================================================================================
PIMCO High Yield-Administrative Class                                   100         138        175        414
====================================================================================================================
PIMCO Real Return-Administrative Class                                  101         138        175        416
====================================================================================================================
PIMCO Total Return-Administrative Class                                 100         138        175        414
====================================================================================================================
Rydex Sector Rotation Fund                                              113         176        241        556
====================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        108         162        217        506
====================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    106         155        204        478
====================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                         101         139        177        421
====================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                             103         144        185        438
====================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                           105         150        196        462
====================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                        105         152        199        468
====================================================================================================================

====================================================================================================================

EXAMPLES
MAJESTY CONTRACT WITH ENHANCED DEATH BENEFIT RIDER AND                    EXAMPLE #2--ASSUMING NO SURRENDER
EARNINGS ENHANCEMENT BENEFIT RIDER                                  If the  owner  does not  surrender  his or her
(ISSUED TO OWNER AGE 70 AND UNDER)                                  Contract,   or  if  it  is   annuitized,   the
                                                                    following  expenses  would  be  charged  on  a
                                                                    $1,000   investment   at   the   end   of  the
                                                                    applicable time period:

====================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
====================================================================================================================
AIM V.I. -Capital Development Fund-Series II                             38         122        215        503
====================================================================================================================
AIM V.I. -Government Securities Fund-Series II                           37         119        211        493
====================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                                40         128        226        526
====================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                             39         123        217        507
====================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                    35         112        199        468
====================================================================================================================
Dreyfus V.I.F. -Money Market                                             30          96        171        406
====================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  30          95        170        405
====================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares        35         112        198        467
====================================================================================================================
INVESCO VIF -Core Equity Fund                                            35         112        198        467
====================================================================================================================
INVESCO VIF -Financial Services Fund                                     35         111        197        464
====================================================================================================================
INVESCO VIF -Health Sciences Fund                                        35         111        197        463
====================================================================================================================
INVESCO VIF -Small Company Growth Fund                                   37         117        207        485
====================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   33         106        189        447
====================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            33         106        189        446
====================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              33         106        189        446
====================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    33         107        190        449
====================================================================================================================
Neuberger Berman-Fasciano S Class                                        38         121        215        502
====================================================================================================================
Neuberger Berman-Guardian S Class                                        36         116        206        483
====================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           33         106        189        446
====================================================================================================================
Oppenheimer Global Securities-Service Class                              34         107        191        450
====================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                          37         118        209        490
====================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 34         109        194        457
====================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             34         109        195        458
====================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio                36         115        204        479
====================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 33         104        186        440
====================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                  35         110        196        462
====================================================================================================================
PIMCO High Yield-Administrative Class                                    30          98        175        414
====================================================================================================================
PIMCO Real Return-Administrative Class                                   31          98        175        416
====================================================================================================================
PIMCO Total Return-Administrative Class                                  30          98        175        414
====================================================================================================================
Rydex Sector Rotation Fund                                               43         136        241        556
====================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                         38         122        217        506
====================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II     36         115        204        478
====================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          31          99        177        421
====================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              33         104        185        438
====================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                            35         110        196        462
====================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                         35         112        199        468
====================================================================================================================

====================================================================================================================

EXAMPLES
MAJESTY CONTRACT WITH ENHANCED DEATH BENEFIT RIDER, GUARANTEED              EXAMPLE #1--ASSUMING SURRENDER
MINIMUM INCOME BENEFIT ENDORSEMENT AND                              If the owner  surrenders  his or her  Contract


====================================================================================================================


====================================================================================================================

EARNINGS ENHANCEMENT BENEFIT RIDER                                  at the end of the applicable time period,  the
(ISSUED TO OWNER AGE 70 AND UNDER)                                  following  expenses  would  be  charged  on  a
                                                                    $1,000 investment:

====================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
====================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            111         171        231        536
====================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          110         168        226        526
====================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               113         177        242        558
====================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            111         172        233        540
====================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                   108         161        215        502
====================================================================================================================
Dreyfus V.I.F. -Money Market                                            103         145        187        441
====================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                 103         145        186        440
====================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares       108         161        214        500
====================================================================================================================
INVESCO VIF -Core Equity Fund                                           108         161        214        500
====================================================================================================================
INVESCO VIF -Financial Services Fund                                    108         160        213        498
====================================================================================================================
INVESCO VIF -Health Sciences Fund                                       108         160        213        497
====================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  110         166        223        518
====================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                  106         156        205        481
====================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                           106         155        205        480
====================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                             106         155        205        480
====================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                   106         156        206        483
====================================================================================================================
Neuberger Berman-Fasciano S Class                                       111         170        230        535
====================================================================================================================
Neuberger Berman-Guardian S Class                                       109         165        222        516
====================================================================================================================
Oppenheimer Capital Appreciation-Service Class                          106         155        205        480
====================================================================================================================
Oppenheimer Global Securities-Service Class                             106         157        207        485
====================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         110         167        225        523
====================================================================================================================
Oppenheimer Multi Strategy-Service Class                                107         158        210        491
====================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio            107         159        210        493
====================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               109         164        220        513
====================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                106         154        202        474
====================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                 108         160        212        496
====================================================================================================================
PIMCO High Yield-Administrative Class                                   103         147        191        450
====================================================================================================================
PIMCO Real Return-Administrative Class                                  104         147        191        451
====================================================================================================================
PIMCO Total Return-Administrative Class                                 103         147        191        450
====================================================================================================================
Rydex Sector Rotation Fund                                              116         185        256        588
====================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        111         172        232        539
====================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    109         164        219        512
====================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                         104         149        193        456
====================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                             105         153        201        473
====================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                           108         160        212        496
====================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                        108         161        215        502
====================================================================================================================


====================================================================================================================

EXAMPLES
MAJESTY CONTRACT WITH ENHANCED DEATH BENEFIT RIDER, GUARANTEED            EXAMPLE #2--ASSUMING NO SURRENDER
MINIMUM INCOME BENEFIT ENDORSEMENT AND                              If the  owner  does not  surrender  his or her
EARNINGS ENHANCEMENT BENEFIT RIDER                                  Contract,   or  if  it  is   annuitized,   the
(ISSUED TO OWNER AGE 70 AND UNDER)                                  following  expenses  would  be  charged  on  a
                                                                    $1,000   investment   at   the   end   of  the
                                                                    applicable time period:

====================================================================================================================




====================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
====================================================================================================================
AIM V.I. -Capital Development Fund-Series II                             41         131        231        536
====================================================================================================================
AIM V.I. -Government Securities Fund-Series II                           40         128        226        526
====================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                                43         137        242        558
====================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                             41         132        233        540
====================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                    38         121        215        502
====================================================================================================================
Dreyfus V.I.F. -Money Market                                             33         105        187        441
====================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  33         105        186        440
====================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares        38         121        214        500
====================================================================================================================
INVESCO VIF -Core Equity Fund                                            38         121        214        500
====================================================================================================================
INVESCO VIF -Financial Services Fund                                     38         120        213        498
====================================================================================================================
INVESCO VIF -Health Sciences Fund                                        38         120        213        497
====================================================================================================================
INVESCO VIF -Small Company Growth Fund                                   40         126        223        518
====================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   36         116        205        481
====================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            36         115        205        480
====================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              36         115        205        480
====================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    36         116        206        483
====================================================================================================================
Neuberger Berman-Fasciano S Class                                        41         130        230        535
====================================================================================================================
Neuberger Berman-Guardian S Class                                        39         125        222        516
====================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           36         115        205        480
====================================================================================================================
Oppenheimer Global Securities-Service Class                              36         117        207        485
====================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                          40         127        225        523
====================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 37         118        210        491
====================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             37         119        210        493
====================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio                39         124        220        513
====================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 36         114        202        474
====================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                  38         120        212        496
====================================================================================================================
PIMCO High Yield-Administrative Class                                    33         107        191        450
====================================================================================================================
PIMCO Real Return-Administrative Class                                   34         107        191        451
====================================================================================================================
PIMCO Total Return-Administrative Class                                  33         107        191        450
====================================================================================================================
Rydex Sector Rotation Fund                                               46         145        256        588
====================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                         41         132        232        539
====================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II     39         124        219        512
====================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          34         109        193        456
====================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              35         113        201        473
====================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                            38         120        212        496
====================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                         38         121        215        502
====================================================================================================================



====================================================================================================================

EXAMPLES                                                                    EXAMPLE #1--ASSUMING SURRENDER
MAJESTY CONTRACT WITH ENHANCED DEATH BENEFIT RIDER AND              If the owner  surrenders  his or her  Contract
GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT (ISSUED TO OWNER OVER at the end of the applicable time period,  the
AGE 70 AND UNDER AGE 79)                                            following  expenses  would  be  charged  on  a
                                                                    $1,000 investment:

====================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
====================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            109         165        221        514
====================================================================================================================

====================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          108         162        216        504
====================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               111         171        231        537
====================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            110         166        223        518
====================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                   106         155        204        479
====================================================================================================================
Dreyfus V.I.F. -Money Market                                            101         139        176        418
====================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                 101         138        176        417
====================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares       106         155        204        478
====================================================================================================================
INVESCO VIF -Core Equity Fund                                           106         155        204        478
====================================================================================================================
INVESCO VIF -Financial Services Fund                                    106         154        203        476
====================================================================================================================
INVESCO VIF -Health Sciences Fund                                       106         154        202        475
====================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  108         160        212        496
====================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                  104         149        195        458
====================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                           104         149        194        457
====================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                             104         149        194        457
====================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                   104         150        196        461
====================================================================================================================
Neuberger Berman-Fasciano S Class                                       109         164        220        513
====================================================================================================================
Neuberger Berman-Guardian S Class                                       107         159        211        494
====================================================================================================================
Oppenheimer Capital Appreciation-Service Class                          104         149        194        457
====================================================================================================================
Oppenheimer Global Securities-Service Class                             105         150        196        462
====================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         108         161        214        501
====================================================================================================================
Oppenheimer Multi Strategy-Service Class                                105         152        199        469
====================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio            105         153        200        470
====================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               107         158        210        491
====================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                104         148        191        451
====================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                 106         153        202        473
====================================================================================================================
PIMCO High Yield-Administrative Class                                   101         141        180        426
====================================================================================================================
PIMCO Real Return-Administrative Class                                  102         141        181        428
====================================================================================================================
PIMCO Total Return-Administrative Class                                 101         141        180        426
====================================================================================================================
Rydex Sector Rotation Fund                                              114         179        246        567
====================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        109         166        222        517
====================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    107         158        209        489
====================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                         102         143        183        432
====================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                             104         147        191        450
====================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                           106         153        202        473
====================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                        106         155        204        479
====================================================================================================================



====================================================================================================================

EXAMPLES                                                                  EXAMPLE #2--ASSUMING NO SURRENDER
MAJESTY CONTRACT WITH ENHANCED DEATH BENEFIT RIDER AND              If the  owner  does not  surrender  his or her
GUARANTEED MINIMUM INCOME BENEFIT ENDORSEMENT (ISSUED TO OWNER OVER Contract,   or  if  it  is   annuitized,   the
AGE 70 AND UNDER AGE 79)                                            following  expenses  would  be  charged  on  a
                                                                    $1,000   investment   at   the   end   of  the
                                                                    applicable time period:

====================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
====================================================================================================================
AIM V.I. -Capital Development Fund-Series II                             39         125        221        514
====================================================================================================================
AIM V.I. -Government Securities Fund-Series II                           38         122        216        504
====================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                                41         131        231        537
====================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                             40         126        223        518
====================================================================================================================

====================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                    36         115        204        479
====================================================================================================================
Dreyfus V.I.F. -Money Market                                             31          99        176        418
====================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  31          98        176        417
====================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares        36         115        204        478
====================================================================================================================
INVESCO VIF -Core Equity Fund                                            36         115        204        478
====================================================================================================================
INVESCO VIF -Financial Services Fund                                     36         114        203        476
====================================================================================================================
INVESCO VIF -Health Sciences Fund                                        36         114        202        475
====================================================================================================================
INVESCO VIF -Small Company Growth Fund                                   38         120        212        496
====================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   34         109        195        458
====================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            34         109        194        457
====================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              34         109        194        457
====================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    34         110        196        461
====================================================================================================================
Neuberger Berman-Fasciano S Class                                        39         124        220        513
====================================================================================================================
Neuberger Berman-Guardian S Class                                        37         119        211        494
====================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           34         109        194        457
====================================================================================================================
Oppenheimer Global Securities-Service Class                              35         110        196        462
====================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                          38         121        214        501
====================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 35         112        199        469
====================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             35         113        200        470
====================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio                37         118        210        491
====================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 34         108        191        451
====================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                  36         113        202        473
====================================================================================================================
PIMCO High Yield-Administrative Class                                    31         101        180        426
====================================================================================================================
PIMCO Real Return-Administrative Class                                   32         101        181        428
====================================================================================================================
PIMCO Total Return-Administrative Class                                  31         101        180        426
====================================================================================================================
Rydex Sector Rotation Fund                                               44         139        246        567
====================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                         39         126        222        517
====================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II     37         118        209        489
====================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          32         103        183        432
====================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              34         107        191        450
====================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                            36         113        202        473
====================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                         36         115        204        479
====================================================================================================================



====================================================================================================================

EXAMPLES
MAJESTY CONTRACT WITH ENHANCED DEATH BENEFIT RIDER AND                      EXAMPLE #1--ASSUMING SURRENDER
EARNINGS ENHANCEMENT BENEFIT RIDER                                  If the owner  surrenders  his or her  Contract
(ISSUED TO OWNER OVER AGE 70 AND UNDER AGE 79)                      at the end of the applicable time period,  the
                                                                    following  expenses  would  be  charged  on  a
                                                                    $1,000 investment:

====================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
====================================================================================================================
AIM V.I. -Capital Development Fund-Series II                            109         165        221        514
====================================================================================================================
AIM V.I. -Government Securities Fund-Series II                          108         162        216        504
====================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                               111         171        231        537
====================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                            110         166        223        518
====================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                   106         155        204        479
====================================================================================================================
Dreyfus V.I.F. -Money Market                                            101         139        176        418
====================================================================================================================

====================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                 101         138        176        417
====================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares       106         155        204        478
====================================================================================================================
INVESCO VIF -Core Equity Fund                                           106         155        204        478
====================================================================================================================
INVESCO VIF -Financial Services Fund                                    106         154        203        476
====================================================================================================================
INVESCO VIF -Health Sciences Fund                                       106         154        202        475
====================================================================================================================
INVESCO VIF -Small Company Growth Fund                                  108         160        212        496
====================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                  104         149        195        458
====================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                           104         149        194        457
====================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                             104         149        194        457
====================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                   104         150        196        461
====================================================================================================================
Neuberger Berman-Fasciano S Class                                       109         164        220        513
====================================================================================================================
Neuberger Berman-Guardian S Class                                       107         159        211        494
====================================================================================================================
Oppenheimer Capital Appreciation-Service Class                          104         149        194        457
====================================================================================================================
Oppenheimer Global Securities-Service Class                             105         150        196        462
====================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                         108         161        214        501
====================================================================================================================
Oppenheimer Multi Strategy-Service Class                                105         152        199        469
====================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio            105         153        200        470
====================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio               107         158        210        491
====================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                104         148        191        451
====================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                 106         153        202        473
====================================================================================================================
PIMCO High Yield-Administrative Class                                   101         141        180        426
====================================================================================================================
PIMCO Real Return-Administrative Class                                  102         141        181        428
====================================================================================================================
PIMCO Total Return-Administrative Class                                 101         141        180        426
====================================================================================================================
Rydex Sector Rotation Fund                                              114         179        246        567
====================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                        109         166        222        517
====================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II    107         158        209        489
====================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                         102         143        183        432
====================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                             104         147        191        450
====================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                           106         153        202        473
====================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                        106         155        204        479
====================================================================================================================



====================================================================================================================

EXAMPLES                                                                  EXAMPLE #2--ASSUMING NO SURRENDER
MAJESTY CONTRACT WITH ENHANCED DEATH BENEFIT RIDER AND              If the  owner  does not  surrender  his or her
EARNINGS ENHANCEMENT BENEFIT RIDER                                  Contract,   or  if  it  is   annuitized,   the
(ISSUED TO OWNER OVER AGE 70 AND UNDER AGE 79)                      following  expenses  would  be  charged  on  a
                                                                    $1,000   investment   at   the   end   of  the
                                                                    applicable time period:

====================================================================================================================
Subaccount                                                            1 Year*     3 Years    5 Years    10 Years
====================================================================================================================
AIM V.I. -Capital Development Fund-Series II                             39         125        221        514
====================================================================================================================
AIM V.I. -Government Securities Fund-Series II                           38         122        216        504
====================================================================================================================
AIM V.I. -Global Utilities Fund-Series II                                41         131        231        537
====================================================================================================================
AIM V.I. -Mid Cap Core Equity Fund-Series II                             40         126        223        518
====================================================================================================================
Dreyfus V.I.F. -Appreciation Portfolio-Service Shares                    36         115        204        479
====================================================================================================================
Dreyfus V.I.F. -Money Market                                             31          99        176        418
====================================================================================================================
Dreyfus Stock Index Fund-Service Shares                                  31          98        176        417
====================================================================================================================
The Dreyfus Socially Responsible Growth Fund, Inc.-Service Shares        36         115        204        478
====================================================================================================================
INVESCO VIF -Core Equity Fund                                            36         115        204        478
====================================================================================================================

====================================================================================================================
INVESCO VIF -Financial Services Fund                                     36         114        203        476
====================================================================================================================
INVESCO VIF -Health Sciences Fund                                        36         114        202        475
====================================================================================================================
INVESCO VIF -Small Company Growth Fund                                   38         120        212        496
====================================================================================================================
Janus A.S. -Aggressive Growth Portfolio-Service Shares                   34         109        195        458
====================================================================================================================
Janus A.S. -Balanced Portfolio-Service Shares                            34         109        194        457
====================================================================================================================
Janus A.S. -Growth Portfolio-Service Shares                              34         109        194        457
====================================================================================================================
Janus A.S. -Worldwide Growth Portfolio-Service Shares                    34         110        196        461
====================================================================================================================
Neuberger Berman-Fasciano S Class                                        39         124        220        513
====================================================================================================================
Neuberger Berman-Guardian S Class                                        37         119        211        494
====================================================================================================================
Oppenheimer Capital Appreciation-Service Class                           34         109        194        457
====================================================================================================================
Oppenheimer Global Securities-Service Class                              35         110        196        462
====================================================================================================================
Oppenheimer Main Street Small Cap-Service Class                          38         121        214        501
====================================================================================================================
Oppenheimer Multi Strategy-Service Class                                 35         112        199        469
====================================================================================================================
PBHG Insurance Series Funds -PBHG Large Cap Growth Portfolio             35         113        200        470
====================================================================================================================
PBHG Insurance Series Funds -PBHG Mid-Cap Value Portfolio                37         118        210        491
====================================================================================================================
PBHG Insurance Series Funds -PBHG Select Value Portfolio                 34         108        191        451
====================================================================================================================
PBHG Insurance Series Funds -PBHG Tech & Comm Portfolio                  36         113        202        473
====================================================================================================================
PIMCO High Yield-Administrative Class                                    31         101        180        426
====================================================================================================================
PIMCO Real Return-Administrative Class                                   32         101        181        428
====================================================================================================================
PIMCO Total Return-Administrative Class                                  31         101        180        426
====================================================================================================================
Rydex Sector Rotation Fund                                               44         139        246        567
====================================================================================================================
Strong Opportunity Fund II, Inc. -Advisor Series                         39         126        222        517
====================================================================================================================
Strong Variable Insurance Funds, Inc. -Strong Mid Cap Growth Fund II     37         118        209        489
====================================================================================================================
Van Kampen UIF, Inc. -Core Plus Fixed Portfolio                          32         103        183        432
====================================================================================================================
Van Kampen UIF, Inc. -Large Value Portfolio                              34         107        191        450
====================================================================================================================
Van Kampen UIF, Inc. -Mid Cap Value Portfolio                            36         113        202        473
====================================================================================================================
Van Kampen UIF, Inc. -U.S. Real Estate Portfolio                         36         115        204        479
====================================================================================================================



                                       17

PART C
OTHER INFORMATION - 333-88300
ITEM 24 FINANCIAL STATEMENTS AND EXHIBITS

                (a)  Financial Statements
                     All required Financial Statements of the Separate Account and the Company are included in Part B of this Registration Statement.
                (b)  Exhibits
(1)                  Resolution of the Board of Directors of Annuity Investors Life Insurance Company(R) authorizing establishment of Annuity Investors Variable Account C (6)
(2)                  Not Applicable.
(3)             (a)  Distribution Agreement between Annuity Investors Life Insurance Company and Great American Advisors,
                     Inc. (6)
                (b)  Form of Selling Agreement between Annuity Investors Life Insurance Company, Great American Advisors,
                     Inc. and another Broker-Dealer (6).
(4)                  Individual and Group Contract Forms and Endorsements.
                (a)  Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract. (6)
                (b)  Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract. (6)
                (c)  Form of Guaranteed Minimum Income Benefit Endorsement to Non-Qualified Individual Contract.(6)
                (d)  Form of Guaranteed Minimum Income Benefit Endorsement to Qualified Individual Contract. (6)
                (e)  Form of Enhanced Death Benefit Rider to Individual Contract. (6)
                (f)  Form of Earnings Enhancement Benefit Rider to Individual Contract. (6)
                (g)  Form of Loan Endorsement to Individual Contract. (6)
                (h)  Form of Tax Sheltered Annuity Endorsement to Individual Contract. (6)
                (i)  Form of Qualified Pension Profit Sharing and Annuity Plan Endorsement to Individual Contract. (6)
                (j)  Form of Employer Plan Endorsement to Individual Contract. (6)
                (k)  Form of Individual Retirement Annuity Endorsement to Individual Contract. (6)
                (l)  Form of Texas Optional Retirement Program Endorsement to Individual Contract. (6)
                (m)  Form of Long-Term Care Waiver Rider to Individual Contract. (6)
                (n)  Form of SIMPLE IRA Endorsement to Individual Contract. (6)
                (o)  Form of Roth IRA Endorsement to Qualified Individual Contract. (6)
                (p)  Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract. (6)
                (q)  Form of Unisex Endorsement to Non-Qualified Individual Contract. (6)
                (r)  Form of Death Benefit Amount Endorsement (filed herewith)
     (5)        (a)  Form of Application for Individual Flexible Premium Deferred Annuity Contract -- Order Ticket used in lieu thereof. (6)
     (6)        (a)  Articles of Incorporation of Annuity Investors Life Insurance Company. (2)
                (b)  Amendment to Articles of Incorporation adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. (3)
                (c)  Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. (3)
                (d)  Code of Regulations of Annuity Investors Life Insurance Company. (5)
     (7)             Not Applicable.
     (8)             Other Material Contracts
                     (a)  Service Agreement between Annuity Investors Life Insurance Company and American Annuity Group, Inc.
                          (n/k/a Great American Financial Resources, Inc.) (3)
                     (b)  Agreement Between AAG Securities Inc. (n/k/a Great American Advisors. and AAG Insurance Agency,
                          Inc.) (3)
                     (c)  Investment Services Agreement between Annuity Investors Life Insurance Company and American Annuity
                          Group, Inc. (n/k/a Great American Financial Resources, Inc.) (3)

                     (d)  Participation Agreement dated April 4, 2001, among Annuity Investors Life Insurance Company, AIM
                          Advisors, Inc., and AIM Variable Insurance Funds. (6)
                     (e)  Amendment effective July 1, 2002, to Participation Agreement dated April 4, 2001, among Annuity
                          Investors Life Insurance Company, AIM Advisors, Inc., and AIM Variable Insurance Funds. (6)
                     (f)  Administrative Services Agreement dated April 4, 2001, between Annuity Investors Life Insurance
                          Company and AIM Advisors, Inc. (6)
                     (g)  Agreement with Respect to Trademarks and Fund Names dated April 4, 2001, between Annuity Investors
                          Life Insurance Company, Great American Advisors, Inc., AIM Management Group, Inc. and AIM Variable
                          Insurance Funds. (6)
                     (h)  Distribution Services Agreement dated July 1, 2002, between Annuity Investors Life Insurance
                          Company and AIM Distributors. (6)
                     (i)  Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and Dreyfus
                          Service Corporation. (6)
                     (j)  Amended and Restated Letter Agreement dated April 24th, 1997 by and among The Dreyfus Corporation and Annuity Investors Life Insurance Company. (3)
                     (k)  Amendment dated July 1, 2002, to the Amended and Restated Letter Agreement dated April 24th, 1997 by and among The Dreyfus Corporation and Annuity Investors Life Insurance Company. (6)
                     (l)  Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY
                          And DREYFUS LIFE AND ANNUITY INDEX FUND, INC. (D/B/A DREYFUS STOCK INDEX FUND). (3)
                     (m)  Amendment dated July 1, 2002, to Fund Participation Agreement dated November 21, 1995 among ANNUITY
                          INVESTORS LIFE INSURANCE COMPANY and DREYFUS LIFE AND ANNUITY INDEX FUND, INC. (d/b/a DREYFUS STOCK
                          INDEX FUND). (6)
                     (n)  Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY and THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (3)
                     (o)  Amendment dated July 1, 2002, to Fund Participation Agreement dated November 21, 1995 among ANNUITY
                          INVESTORS LIFE INSURANCE COMPANY and THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (6)
                     (p)  Fund Participation Agreement dated November 21, 1995 among ANNUITY INVESTORS LIFE INSURANCE COMPANY and DREYFUS VARIABLE INVESTMENT FUND. (3)
                     (q)  Amendment dated July 1 2002, to Fund Participation Agreement dated November 21, 1995 among ANNUITY
                          INVESTORS LIFE INSURANCE COMPANY and DREYFUS VARIABLE INVESTMENT FUND. (6)
                     (r)  Participation Agreement dated May 30, 1997, among Annuity Investors Life Insurance Company, INVESCO
                          Variable Investment Funds, Inc., and INVESCO Funds Group, Inc. (3)
                     (s)  Amendment effective May 1, 2001, to Participation Agreement dated May 30, 1997, among Annuity
                          Investors Life Insurance Company, INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group,
                          Inc. (6)
                     (t)  Amendment effective July 1, 2002, to Participation Agreement dated May 30, 1997, among Annuity
                          Investors Life Insurance Company, INVESCO Variable Investment Funds, Inc., and INVESCO Funds Group,
                          Inc. (6)
                     (u)  Letter Agreement effective June 6, 1997, between Annuity Investors Life Insurance Company and
                          INVESCO Funds Group, Inc. (4)
                     (v)  Amendment dated July 1, 2002, to Letter Agreement effective June 6, 1997, between Annuity Investors
                          Life Insurance Company and INVESCO Funds Group, Inc. (6)
                     (w)  Fund Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and
                          Annuity Investors Life Insurance Company. (6)
                     (x)  Amendment dated July 1, 2002, to Fund Participation Agreement (Service Shares) dated March 1, 2001, between Janus Aspen Series and Annuity Investors Life Insurance Company. (6)


                     (y)  Distribution and Shareholder Services Agreement (Service Shares) dated May 1, 2001, between Annuity
                          Investors Life Insurance Company and Janus Distributors, Inc. (6)
                     (z)  Fund Participation Agreement dated July 1, 2002, among NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST,
                          NEUBERGER BERMAN MANAGEMENT INC., and ANNUITY INVESTORS LIFE INSURANCE COMPANY (6)
                    (aa)  Letter Agreement dated July 1, 2002, between Neuberger Berman Management Inc. and Annuity Investors
                          Life Insurance Company. (6)
                    (bb)  Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company,
                          Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. (6)
                    (cc)  Letter Agreement dated July 1, 2002, between Annuity Investors Life Insurance Company and
                          Oppenheimer Funds, Inc. (6)
                    (dd)  Fund Participation Agreement dated May 1, 1997, among the PBHG INSURANCE SERIES FUND, PILGRIM,
                          BAXTER & ASSOCIATES, LTD., and ANNUITY INVESTORS LIFE INSURANCE COMPANY. (3)
                    (ee)  Amendment Number 1 dated as of May 1, 2001, to Fund Participation Agreement dated May 1, 1997, among the PBHG INSURANCE SERIES FUND, PILGRIM, BAXTER & ASSOCIATES, LTD., and ANNUITY INVESTORS
                          LIFE INSURANCE COMPANY. (6)
                    (ff)  Amendment Number 2 dated as of July 1, 2001, to Fund Participation Agreement dated May 1, 1997, among the PBHG INSURANCE SERIES FUND, PILGRIM, BAXTER & ASSOCIATES, LTD., and ANNUITY INVESTORS
                          LIFE INSURANCE COMPANY. (6)
                    (gg)  Letter Agreement dated July 1, 2002, between Pilgrim Baxter & Associates, Ltd., Great American Life
                          Insurance Company of New York and Annuity Investors Life Insurance Company. (6)
                    (hh)  Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, PIMCO
                          Variable Insurance Trust, and PIMCO Funds Distributors LLC. (6)
                    (ii)  Services Agreement dated July 1, 2002, between Pacific Investment Management Company LLC and
                          Annuity Investors Life Insurance Company. (6)
                    (jj)  Services Agreement dated July 1, 2002, between PIMCO Variable Insurance Trust and Annuity Investors
                          Life Insurance Company. (6)
                    (kk)  Participation Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, RYDEX
                          VARIABLE TRUST, and RYDEX DISTRIBUTORS, INC. (6)
                    (ll)  Investor Services Agreement dated July 1, 2002, between Rydex Distributors, Inc. and Annuity
                          Investors Life Insurance Company. (6)
                    (mm)  Participation Agreement dated April 25, 1997, among Annuity Investors Life Insurance Company,
                          Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc. (n/k/a Strong Opportunity Fund
                          II, Inc.), Strong Capital Management, Inc., and Strong Funds Distributors, Inc. (3)
                    (nn)  Amendment dated July 1, 2002, to Participation Agreement dated April 25, 1997, among Annuity
                          Investors Life Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II,
                          Inc. (n/k/a Strong Opportunity Fund II, Inc.), Strong Capital Management, Inc., and Strong Funds
                          Distributors, Inc. (6)
                    (oo)  Letter Agreement dated April 25, 1997, among Strong Capital Management, Inc., Annuity Investors
                          Life Insurance Company, Strong Variable Insurance Funds, Inc., Strong Special Fund II, Inc. (n/k/a
                          Strong Opportunity Fund II, Inc.), and Strong Funds Distributors, Inc. (3)
                    (pp)  Amendment dated July 1, 2002, to Letter Agreement dated April 25, 1997, among Strong Capital
                          Management, Inc., Annuity Investors Life Insurance Company, Strong Variable Insurance Funds, Inc.,
                          Strong Special Fund II, Inc. (n/k/a Strong Opportunity Fund II, Inc.), and Strong Funds
                          Distributors, Inc. (6)
                    (qq)  Distribution and Shareholder Services Agreement dated July 1, 2002, between Strong Investments,
                          Inc. and Annuity Investors Life Insurance Company. (6)
                    (rr)  Participation Agreement dated May 1, 1997 among Annuity Investors Life Insurance Company, Morgan
                          Stanley Universal Funds, Inc. (n/k/a The Universal Institutional Funds, Inc.), Morgan Stanley Asset
                          Management Inc. (n/k/a Morgan Stanley Investment

                          Management Inc.), and Miller Anderson & Sherrerd, LLP (n/k/a Morgan Stanley Investments LP). (3)
                    (ss)  Amendment dated July 1, 2002, to Participation Agreement dated May 1, 1997 among Annuity Investors
                          Life Insurance Company, Morgan Stanley Universal Funds, Inc. (n/k/a The Universal Institutional
                          Funds, Inc.), Morgan Stanley Asset Management Inc. (n/k/a Morgan Stanley Investment Management
                          Inc.), and Miller Anderson & Sherrerd, LLP (n/k/a Morgan Stanley Investments LP). (6)
                    (tt)  Letter Agreement dated July 1, 2002, among Annuity Investors Life Insurance Company, Morgan Stanley
                          Investment Management Inc. and Morgan Stanley Investments LP. (6)
     (9)             Opinion and Consent of Counsel (6).
     (10)            Consent of Independent Auditors (to be filed by amendment)
     (11)            All required Financial Statements, with the exception of certain Financial Statements for Separate
                     Account C, are included in Parts A or B of this Registration Statement. No other Financial Statements are omitted from item 23.
     (12)            Not Applicable.
     (13)            Schedule for Computation of Performance Quotations. (4)
     (14)            Not Applicable.
     (15)            Powers of Attorney (filed herewith)

(1)        Incorporated by reference to Form N-4 filed on behalf of Annuity Investors Variable Account C, SEC file No.
           333-88300, on May 15, 2002
(2)        Incorporated by reference to Form N-4 filed on behalf of Annuity Investors Variable Account B, SEC File No.
           333-19725, on December 23, 1996.
(3)        Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors Variable Account
           B, SEC File No. 333-19725, on June 3, 1997.
(4)        Incorporated by reference to Post Effective Amendment No. 2 filed on behalf of Annuity Investors Variable Account
           B, SEC File No. 333-19725, on April 29, 1998.
(5)        Incorporated by reference to Post Effective Amendment No. 3 filed on behalf of Annuity Investors Variable Account
           B, SEC File No. 333-19725, on November 17, 1998.
(6)        Incorporated by reference to Pre-Effective Amendment No. 1, filed on behalf of Annuity Investors Variable Account
           C, SEC File No. 333-88300, on August 1, 2002.

ITEM 25    DIRECTORS AND OFFICERS OF ANNUITY INVESTORS LIFE INSURANCE COMPANY

NAME                                     PRINCIPAL                        POSITIONS AND OFFICES
----                                 BUSINESS ADDRESS                       WITH THE COMPANY
                                     ----------------                       -----------------
Charles R. Scheper                          (1)               President, Chief Executive Officer and Director
David B. Rich                               (1)               Chief Operating Officer and Director
Stephen Craig Lindner                       (1)               Director
Mark Francis Muething                       (1)               Executive Vice President, Secretary, General Counsel
                                                              and Director
Christopher P. Miliano                      (1)               Director
Vincent J. Granieri                         (1)               Senior Vice President, Chief Financial Officer and
                                                              Chief Actuary
Adrienne Kessling                           (1)               Senior Vice President
Richard Magoteaux                           (1)               Senior Vice President and Treasurer
Catherine A. Crume                          (1)               Vice President
John P. Gruber                              (1)               Vice President
James L. Henderson                          (1)               Vice President
Gary L. Peters                              (1)               Vice President
William Jack Maney, II                      (1)               Assistant Treasurer
Richard Sutton                              (1)               Assistant Vice President and Appointed Actuary
Thomas E. Mischell                          (1)               Assistant Treasurer

(1)  P.O. Box 5423, Cincinnati, Ohio 45201-5423

ITEM 26 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR AND REGISTRANT.

The Depositor, Annuity Investors Life Insurance Company(R), is a wholly owned subsidiary of Great American(R) Life Insurance Company, which is a wholly owned subsidiary of Great American Financial Resources, Inc. The Registrant, Annuity Investors Variable Account C, is a segregated asset account of Annuity Investors Life Insurance Company.

The following chart indicates the persons controlled by or under common control with the Company:

                                                     AFG ORGANIZATIONAL CHART
                                                      STATE OF       DATE OF                                        BY IMMEDIATE
                                                      DOMICILE       INCORP            NATURE OF BUSINESS           PARENT
                                                                                                                    COMPANY (1)
American Financial Group, Inc                         Ohio           07/01/1997        Diversified Financial
                                                                                       Holding Company
|__AFC Holding Company                                Ohio           12/09/1994        Diversified Financial        100
                                                                                       Holding Company
|__AHH Holdings, Inc.                                 Florida        12/27/1995        Holding Company               49
|__American Heritage Holding Corporation              Delaware       11/02/1994        Home Builder                 100
|__Heritage Homes Realty, Inc                         Florida        07/20/1993        Home Sales                   100
|__Southeast Title, Inc.                              Florida        05/16/1995        Title Company                100
|__Columbia Financial Company                         Florida        10/26/1993        Real Estate Holding Company  100
|__Heritage Home Finance Corporation                  Florida        02/10/1994        Finance Company              100
|__American Financial Capital Trust I                 Delaware       09/14/1996        Statutory Business Trust     100
|__American Financial Corporation                     Ohio           11/15/1955        Diversified Financial        100
                                                                                       Holding Company
|__American Financial Corporation (Name Holding       Ohio           08/27/1963        Inactive                     100
Company)
|__American Money Management Corporation              Ohio           03/01/1973        Securities Management        100
                                                                                       Company
|__American Money Management International            N.V.           05/10/1985        Securities Management        100
                                                      Netherlands                      Company
                                                      Antilles
|__American Premier Underwriters, Inc                 Pennsylvania   04/13/1846        Diversified Company          100 (2)
|__The Ann Arbor Railroad Company                     Michigan       09/21/1895        Inactive                      99
|__The Associates of the Jersey Company               New Jersey     11/10/1804        Inactive                     100
|__Cal Coal, Inc                                      Illinois       05/30/1979        Inactive                     100
|__GAI (Bermuda) Ltd.                                 Bermuda        04/06/1998        Holding Company              100
|__GAI Insurance Company, Ltd.                        Bermuda        09/18/1989        Reinsurance                  100
|__The Indianapolis Union Railway Company             Indiana        11/19/1872        Inactive                     100
|__Lehigh Valley Railroad Company                     Pennsylvania   04/21/1846        Inactive                     100
|__The New York and Harlem Railroad Company           New York       04/25/1831        Inactive                      97
|__The Owasco River Railway, Inc                      New York       06/02/1881        Inactive                     100
|__PCC Real Estate, Inc                               New York       12/15/1986        Holding Company              100
|__PCC Chicago Realty Corp                            New York       12/23/1986        Real Estate Developer        100
|__PCC Gun Hill Realty Corp                           New York       12/18/1985        Real Estate Developer        100
|__PCC Michigan Realty, Inc                           Michigan       11/09/1987        Real Estate Developer        100

|__PCC Scarsdale Realty Corp                          New York       06/01/1986        Real Estate Developer        100
|__Scarsdale Depot Associates, L.P                    Delaware       05/05/1989        Real Estate Developer         80
|__Penn Central Energy Management Company             Delaware       05/11/1987        Inactive                     100
|__Pennsylvania Company                               Delaware       12/12/1958        Holding Company              100
|__Atlanta Casualty Company                           Ohio           06/13/1972        Property/Casualty Insurance  100
|__American Premier Insurance Company                 Indiana        11/30/1989        Property/Casualty Insurance  100
|__Atlanta Casualty Group, Inc                        Georgia        04/01/1977        Insurance Agency             100
|__Atlanta Casualty General Agency, Inc               Texas          03/15/1961        Managing General Agency      100
|__Atlanta Insurance Brokers, Inc                     Georgia        02/06/1971        Insurance Agency             100
|__Treaty House, Ltd                                  Nevada         11/02/1971        Insurance Premium Finance    100
|__Atlanta Reserve Insurance Company                  Ohio           12/07/1998        Property/Casualty Insurance  100
|__Atlanta Specialty Insurance Company                Ohio           02/06/1974        Property/Casualty Insurance  100
|__Penn Central U.K Limited                           United Kingdom 10/28/1992        Insurance Holding Company    100
|__Insurance (GB) Limited                             United Kingdom 05/13/1992        Property/Casualty Insurance  100
|__Delbay Corporation                                 Delaware       12/27/1962        Inactive                     100
|__Great Southwest Corporation                        Delaware       10/25/1978        Real Estate Developer        100
|__World Houston, Inc                                 Delaware       05/30/1974        Real Estate Developer        100
|__Hangar Acquisition Corp                            Ohio           10/06/1995        Aircraft Investment          100
|__Infinity Insurance Company                         Indiana        08/28/1978        Property/Casualty Insurance  100
|__Infinity Agency of Texas, Inc                      Texas          07/15/1992        Managing General Agency      100
|__The Infinity Group, Inc                            Indiana        07/22/1992        Insurance Holding Company    100
|__Infinity National Insurance Company                Indiana        08/05/1992        Property/Casualty Insurance  100
|__Infinity Select Insurance Company                  Indiana        06/11/1991        Property/Casualty Insurance  100
|__Leader Insurance Company                           Ohio           03/20/1963        Property/Casualty Insurance  100
|__American Commonwealth Development Company          Texas          07/23/1963        Real Estate Development      100
|__Budget Insurance Premiums, Inc                     Ohio           02/14/1964        Premium Finance Company      100
|__Leader Group, Inc                                  Ohio           12/16/1997        Holding Company              100
|__Leader Managing General Agency, Inc                Texas          08/21/1989        Managing General             100
                                                                                       Agent/Surplus Lines Agent
|__Leader National Agency of Texas, Inc               Texas          01/25/1994        Managing General Agency      100
|__Leader National Agency, Inc                        Ohio           04/05/1963        Brokering Agent              100
|__Leader Preferred Insurance Company                 Ohio           11/07/1994        Property/Casualty Insurance  100
|__Leader Specialty Insurance Company                 Indiana        03/10/1994        Property/Casualty Insurance  100
|__TICO Insurance Company                             Ohio           06/03/1980        Property/Casualty Insurance  100

|__PCC Technical Industries, Inc                      California     03/07/1955        Holding Company              100
|__ESC, Inc                                           California     11/02/1962        Inactive                     100
|__Marathon Manufacturing Companies, Inc              Delaware       11/18/1983        Holding Company              100
|__Marathon Manufacturing Company                     Delaware       12/07/1979        Inactive                     100
|__PCC Maryland Realty Corp                           Maryland       08/18/1993        Real Estate Holding Company  100
|__Penn Camarillo Realty Corp                         California     11/24/1992        Real Estate Holding Company  100
|__Penn Towers, Inc                                   Pennsylvania   08/01/1958        Inactive                     100
|__Republic Indemnity Company of America              California     12/05/1972        Workers' Compensation        100
                                                                                       Insurance
|__Republic Indemnity Company of California           California     10/13/1982        Workers' Compensation        100
                                                                                       Insurance
|__Republic Indemnity Medical Management, Inc         California     03/25/1996        Medical Bill Review          100
|__Risico Management Corporation                      Delaware       01/10/1989        Risk Management              100
|__Windsor Insurance Company                          Indiana        11/05/1987        Property/Casualty Insurance  100
|__American Deposit Insurance Company                 Oklahoma       12/28/1966        Property/Casualty Insurance  100
|__Granite Finance Co., Inc                           Texas          11/09/1965        Premium Financing            100
|__Coventry Insurance Company                         Ohio           09/05/1989        Property/Casualty Insurance  100
|__El Aguila Compania de Seguros, S.A. de C.V         Mexico         11/24/1994        Property/Casualty Insurance  100 (2)
|__Financiadora de Primas Condor, S.A. de C.V         Mexico         03/16/1998        Premium Finance               99
|__Moore Group Inc                                    Georgia        12/19/1962        Insurance Holding            100
                                                                                       Company/Agency
|__Casualty Underwriters, Inc                         Georgia        10/01/1954        Insurance Agency              51
|__Dudley L. Moore Insurance, Inc                     Louisiana      03/30/1978        Insurance Agency             100
|__Hallmark General Insurance Agency, Incorporated    Oklahoma       06/16/1972        Insurance Agency             beneficial
                                                                                                                    interest
|__Windsor Group, Inc                                 Georgia        05/23/1991        Insurance Holding Company    100
|__Regal Insurance Company                            Indiana        11/05/1987        Property/Casualty Insurance  100
|__Texas Windsor Group, Inc                           Texas          06/23/1988        Insurance Agency             100
|__Pennsylvania-Reading Seashore Lines                New Jersey     06/14/1901        Inactive                      66.67
|__Pittsburgh and Cross Creek Railroad Company        Pennsylvania   08/14/1970        Inactive                      83
|__PLLS, Ltd                                          Washington     05/14/1990        Insurance Agency             100
|__Premier Lease & Loan Services Insurance Agency,    Washington     12/27/1983        Insurance Agency             100
Inc.
|__Premier Lease & Loan Insurance Services B.V        The Netherlands08/24/1999        Insurance Agency             100
|__Premier Lease & Loan Services of Canada, Inc       Washington     02/28/1991        Insurance Agency             100
|__Terminal Realty Penn Co                            District of    09/23/1968        Inactive                     100
                                                      Columbia
|__United Railroad Corp                               Delaware       11/25/1981        Inactive                     100
|__Detroit Manufacturers Railroad Company             Michigan       01/30/1902        Inactive                      82
|__Waynesburg Southern Railroad Company               Pennsylvania   09/01/1966        Inactive                     100
|__Chiquita Brands International, Inc                 New Jersey     03/30/1899        Produce/Process/Distribute    30.66 (2)
                                                                                       Food Products

|__Dixie Terminal Corporation                         Ohio           04/23/1970        Real Estate Holding Company  100
|__Fairmont Holdings, Inc                             Ohio           12/15/1983        Holding Company              100
|__Flextech Holding Co., Inc                          Ohio           08/31/2000        Packing Manufacturer         100
|__FWC Corporation                                    Ohio           03/16/1983        Financial Services Company   100
|__Great American Insurance Company                   Ohio           03/07/1872        Property/Casualty Insurance  100
|__AFC Coal Properties, Inc                           Ohio           12/18/1996        Real Estate Holding Company  100
|__American Empire Surplus Lines Insurance Company    Delaware       07/15/1977        Excess and Surplus Lines     100
                                                                                       Insurance
|__American Empire Insurance Company                  Ohio           11/26/1979        Property/Casualty Insurance  100
|__American Empire Underwriters, Inc                  Texas          05/19/1976        Insurance Agency             100
|__Fidelity Excess and Surplus Insurance Company      Ohio           06/30/1987        Property/Casualty Insurance  100
|__American Financial Enterprises, Inc                Connecticut    01/01/1871        Closed End Investment        100 (2)
                                                                                       Company
|__American Insurance Agency, Inc                     Kentucky       07/27/1967        Insurance Agency             100
|__American Signature Underwriters, Inc               Ohio           04/08/1996        Insurance Agency             100
|__American Special Risk, Inc                         Illinois       12/29/1981        Insurance Broker/Managing    100
                                                                                       General Agency
|__Aviation Specialty Managers, Inc                   Texas          09/07/1965        Managing General Agency      100
|__Brothers Property Corporation                      Ohio           09/08/1987        Real Estate Holding           80
|__Brothers Pennsylvanian Corporation                 Pennsylvania   12/23/1994        Real Estate Holding          100
|__Brothers Port Richey Corporation                   Florida        12/06/1993        Real Estate Holding          100
|__Brothers Property Management Corporation           Ohio           09/25/1987        Real Estate Management       100
|__Brothers Railyard Corporation                      Texas          12/14/1993        Real Estate Holding          100
|__Crop Managers Insurance Agency, Inc                Kansas         08/09/1989        Insurance Agency             100
|__Dempsey & Siders Agency, Inc                       Ohio           05/09/1956        Insurance Agency             100
|__FCIA Management Company, Inc                       New York       09/17/1991        Servicing Agent              100
|__GAI Warranty Company                               Ohio           01/25/2001        Service Warranty Provider    100
|__GAI Warranty Company of Florida                    Florida        03/23/2001        Service Warranty Provider    100
|__The Gains Group, Inc                               Ohio           01/26/1982        Marketing of Advertising     100
|__Global Premier Finance Company                     Ohio           08/25/1998        Premium Finance              100
|__Great American Alliance Insurance Company          Ohio           09/11/1945        Property/Casualty Insurance  100
|__Great American Assurance Company                   Ohio           03/23/1905        Property/Casualty Insurance  100
|__Great American Contemporary Insurance Company      Illinois       04/16/1996        Property/Casualty Insurance  100
|__Great American Custom Insurance Services Illinois, Illinois       07/08/1992        Underwriting Office          100
Inc
|__Great American Custom Insurance Services, Inc      Ohio           07/27/1983        Holding Company for E&S      100
                                                                                       Agency/Brokerage
|__Eden Park Insurance Brokers, Inc                   California     02/13/1990        Wholesale Agency/Brokerage   100
                                                                                       for E&S Lines
|__Great American Custom Insurance Services           California     05/18/1992        Insurance Services           100

California, Inc
|__Great American Custom Insurance Services           Massachusetts  04/11/1994        Excess and Surplus Lines     100
Massachusetts, Inc                                                                     Broker
|__Professional Risk Brokers of Connecticut,          Connecticut    07/09/1992        Wholesale Agency/Brokerage   100
                                                                                       for E&S Lines
|__Professional Risk Brokers of Ohio, Inc             Ohio           12/17/1986        Excess and Surplus Lines     100
                                                                                       Broker
|__Professional Risk Brokers, Inc                     Illinois       03/01/1990        Wholesale Agency/Brokerage   100
                                                                                       for E&S Lines
|__Smith, Evans and Schmitt, Inc                      California     08/05/1988        Insurance Agency             100
|__Great American E & S Insurance Company             Delaware       02/28/1979        Excess and Surplus Lines     100
                                                                                       Insurance
|__Great American Fidelity Insurance Company          Delaware       01/12/1982        Excess and Surplus Lines     100
                                                                                       Insurance
|__Great American Financial Resources, Inc            Delaware       11/23/1992        Insurance Holding Company     82.78 (2)
|__AAG Holding Company, Inc                           Ohio           09/11/1996        Holding Company              100
|__American Annuity Group Capital Trust I             Delaware       09/13/1996        Financing Entity             100
|__American Annuity Group Capital Trust II            Delaware       03/04/1997        Financing Entity             100
|__American Annuity Group Capital Trust III           Delaware       05/14/1997        Financing Entity             100
|__Great American Life Insurance Company              Ohio           12/15/1959        Life Insurance               100
|__American Retirement Life Insurance Company         Ohio           05/12/1978        Life Insurance               100
|__Annuity Investors Life Insurance Company           Ohio           11/13/1981        Life Insurance               100
|__CHATBAR, Inc                                       Massachusetts  11/02/1993        Hotel Operator               100
|__Chatham Enterprises, Inc                           Massachusetts  03/29/1954        Real Estate Holding Company  100
|__Consolidated Financial Corporation                 Michigan       09/10/1985        Retirement & Financial       100
                                                                                       Planning Company
|__Driskill Holdings, Inc                             Texas          06/07/1995        Real Estate Manager          beneficial
                                                                                                                    interest
|__GALIC Brothers, Inc                                Ohio           11/12/1993        Real Estate Management        80
|__Great American Life Assurance Company              Ohio           08/10/1967        Life Insurance               100
|__Great American Life Children's Foundation          Ohio           08/06/1998        Charitable Foundation        beneficial
                                                                                                                    interest
|__Great American Life Insurance Company of New York  New York       12/31/1963        Life Insurance Company       100
|__Loyal American Life Insurance Company              Ohio           05/18/1955        Life Insurance               100
|__ADL Financial Services, Inc                        North Carolina 09/10/1970        Inactive                     100
|__Purity Financial Corporation                       Florida        12/12/1991        Credit Union Marketing       100
|__Skipjack Marina Corp                               Maryland       06/24/1999        Marina Operator              100
|__United Teacher Associates, Ltd                     Texas          12/17/1998        Holding Company - Limited    100 (2)
                                                                                       Partnership
|__United Teacher Associates Insurance Company        Texas          12/15/1958        Life Insurance Company       100
|__AAG Insurance Agency of Alabama                    Alabama        09/22/1995        Insurance Agency             100
|__AAG Insurance Agency of Texas, Inc                 Texas          06/02/1995        Insurance Agency             100
|__AAG Insurance Agency, Inc                          Kentucky       12/06/1994        Insurance Agency             100
|__AAG Insurance Agency of Massachusetts, Inc         Massachusetts  05/25/1995        Insurance Agency             100


|__American DataSolutions International, Inc          Ohio           08/24/2001        Data Processing & Holding    100
                                                                                       Company
|__American Data Source India Private Limited         India          09/03/1997        Software Development          99
|__American Memorial Marketing Services, Inc          Washington     06/19/1980        Marketing Services           100
|__CSW Management Services, Inc                       Texas          06/27/1985        Inactive                     100
|__GALIC Disbursing Company                           Ohio           05/31/1994        Payroll Servicer             100
|__Great American Advisors, Inc                       Ohio           12/10/1993        Broker-Dealer                100
|__Great American Life Assurance Company of Puerto    Puerto Rico    07/01/1964        Insurance Company             99
Rico
|__Keyes-Graham Insurance Agency, Inc                 Massachusetts  08/07/1981        Insurance Agency             100
|__Laurentian Credit Services Corporation             Delaware       10/07/1994        Inactive                     100
|__Laurentian Marketing Services, Inc                 Delaware       12/23/1987        Inactive                     100
|__Laurentian Securities Corporation                  Delaware       01/03/1990        Inactive                     100
|__Lifestyle Financial Investments, Inc               Ohio           12/29/1993        Marketing Services           100
|__Lifestyle Financial Investments Agency of Ohio,    Ohio           03/07/1994        Insurance Agency             beneficial
Inc                                                                                                                 interest
|__Lifestyle Financial Investments of Indiana, Inc    Indiana        02/24/1994        Insurance Agency             100
|__Lifestyle Financial Investments of the Northwest,  Minnesota      06/10/1985        Insurance Agency             100
Inc
|__Loyal Marketing Services, Inc                      Alabama        07/20/1990        Inactive                     100
|__Money-Plan International, Inc                      Florida        12/31/1979        Insurance Agency             100
|__SPELCO (UK) Ltd                                    United Kingdom                   Inactive                      99
|__SWTC Hong Kong Ltd                                 Hong Kong                        Inactive                     100
|__SWTC, Inc                                          Delaware                         Inactive                     100
|__Great American Insurance Agency, Inc               Ohio           04/20/1999        Insurance Agency             100
|__Great American Insurance Company of New York       New York       08/22/1947        Property/Casualty Insurance  100
|__Great American Lloyd's Insurance Company           Texas          10/09/1979        Lloyd's Plan Insurer         beneficial
                                                                                                                    interest
|__Great American Lloyd's, Inc                        Texas          08/02/1983        Corporate Attorney-in-Fact   100
|__Great American Management Services, Inc            Ohio           12/05/1974        Data Processing and          100
                                                                                       Equipment Leasing
|__Great American Protection Insurance Company        Indiana        01/08/1990        Surplus Lines Insurer        100
|__Great American Re Inc                              Delaware       05/14/1971        Reinsurance Intermediary     100
|__Great American Security Insurance Company          Ohio           07/01/1987        Property/Casualty Insurance  100
|__Great American Spirit Insurance Company            Indiana        04/05/1988        Property/Casualty Insurance  100
|__Great Texas County Mutual Insurance Company        Texas          04/29/1954        Automobile Insurance         beneficial
                                                                                                                    interest
|__Grizzly Golf Center, Inc                           Ohio           11/08/1993        Golf Course Management       100
|__Key Largo Group, Inc                               Florida        02/25/1969        Land Developer               100
|__Mid-Continent Casualty Company                     Oklahoma       02/26/1947        Property/Casualty Insurance  100
|__Mid-Continent Insurance Company                    Oklahoma       08/13/1992        Property/Casualty Insurance  100
|__Oklahoma Surety Company                            Oklahoma       08/05/1968        Special Coverage Insurance   100
                                                                                       Company
|__National Interstate Corporation                    Ohio           01/26/1989        Holding Company               58
|__American Highways Insurance Agency (CA)            California     05/05/1994        Insurance Agency             100


|__American Highways Insurance Agency (OH)            Ohio           06/29/1999        Insurance Agency             100
|__Explorer Insurance Agency, Inc                     Ohio           07/17/1997        Insurance Agency             100
|__Hudson Indemnity, Ltd                              Cayman Islands 06/12/1996        Property/Casualty Insurance  100
|__National Interstate Insurance Agency of Texas, Inc Texas          06/07/1989        Insurance Agency             beneficial
                                                                                                                    interest
|__National Interstate Insurance Agency, Inc          Ohio           02/13/1989        Insurance Agency             100
|__National Interstate Insurance Company              Ohio           02/10/1989        Property/Casualty Insurance  100
|__National Interstate Insurance Company of Hawaii,   Hawaii         09/20/1999        Property/Casualty Insurance  100
Inc
|__NorthCoast Management, Inc                         Nebraska       02/09/1993        Underwriting Management      100
|__Safety, Claims & Litigation Services, Inc          Pennsylvania   06/23/1995        Claims Third Party           100
                                                                                       Administrator
|__PCC 38 Corp                                        Illinois       12/23/1996        Real Estate Holding Company  100
|__PLLS Canada Insurance Brokers Inc                  Ontario,       06/13/2001        Insurance Agency              49
                                                      Canada
|__Pointe Apartments, Inc                             Minnesota      06/24/1993        Real Estate Holding Company  100
|__Premier Dealer Services, Inc                       Illinois       06/24/1998        Third Party Administrator    100
|__Stone Mountain Professional Liability Agency, Inc  Georgia        08/07/1995        Insurance Agency             100
|__Tamarack American, Inc                             Delaware       06/10/1986        Management Holding Company   100
|__Timberglen Limited                                 United Kingdom 10/28/1992        Investments                  100
|__Transport Insurance Company                        Ohio           05/25/1976        Property Casualty Insurance  100
|__Instech Corporation                                Texas          09/02/1975        Claim and Claim Adjustment   100
                                                                                       Services
|__Transport Insurance Agency, Inc                    Texas          08/21/1989        Insurance Agency             beneficial
                                                                                                                    interest
|__Worldwide Insurance Company                        Ohio           09/27/1979        Property/Casualty Insurance  100
|__Worldwide Direct Auto Insurance Company            Kentucky       11/13/1961        Property/Casualty Insurance  100
|__Worldwide Casualty Insurance Company               Kentucky       02/17/1981        Property/Casualty Insurance  100
|__One East Fourth, Inc                               Ohio           02/03/1964        Real Estate Holding Company  100
|__Pioneer Carpet Mills, Inc                          Ohio           04/29/1976        Inactive                     100
|__Superior NWVN of Ohio, Inc                         Ohio           05/05/2000        Holding Company              100
|__TEJ Holdings, Inc                                  Ohio           12/04/1984        Real Estate Holding Company  100
|__Three East Fourth, Inc                             Ohio           08/10/1966        Real Estate Holding Company  100

(2) Total percentage owned by parent shown and by other affiliated company(s).
(1) Except Director's Qualifying Shares.



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


ITEM 27.  NUMBER OF CONTRACT OWNERS
[updated information on contract owners to be added by amendment]

ITEM 28.  INDEMNIFICATION
                  (a) The Code of Regulations of Annuity Investors Life Insurance Company provides in Article V as follows:
                  The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was a director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.
                  Insofar as indemnification for liability arising under the Securities Act of 1933 ("1933 Act") may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.
                  (b) The directors and officers of Annuity Investors Life Insurance Company are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term "loss" means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $20,000,000 for the policy year ending September 1, 2002. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.


ITEM 29.  PRINCIPAL UNDERWRITER
                  Great American Advisors, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 ("1940 Act"). It is also the underwriter and distributor of Annuity Investors(R)Variable Account C.
                  (a) Great American Advisors, Inc. does not act as a
               principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors Variable Account A, Annuity Investors Variable Account B, and Annuity Investors Variable Account C.

                  (b) Directors and Officers of Great American Advisors, Inc.:

NAME AND PRINCIPAL                                     POSITION WITH
BUSINESS ADDRESS                                       GREAT AMERICAN ADVISORS, INC.
----------------                                       -----------------------------
James Lee Henderson (1)                                President
James T. McVey (1)                                     Chief Operating Officer and Senior Vice President

Christopher Gryzen (1)                                 Vice President and Chief Compliance Officer
Mark Francis Muething (1)                              Vice President, Secretary and Director
Peter J. Nerone (1)                                    Vice President
Paul Ohlin (1)                                         Treasurer
Thomas E. Mischell (1)                                 Assistant Treasurer
Fred J. Runk (1)                                       Assistant Treasurer

(1)  525 Vine Street, 7th Floor, Cincinnati, Ohio 45202

(c)  [commission information to be added by amendment]

         ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
                  All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by Richard Magoteaux, Senior Vice President and Treasurer of the Company, at the Administrative Office.

         ITEM 31. MANAGEMENT SERVICES
                  Not Applicable

         ITEM 32. UNDERTAKINGS
              (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.
              (b) Registrant undertakes that it will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
              (c) Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.
              (d) The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the 28th day of February, 2003.


                                  ANNUITY INVESTORS VARIABLE ACCOUNT C
                                  (Registrant)

                                   By: /s/ Charles R. Scheper
                                       -----------------------
                                   Charles R. Scheper*
                                   President,
                                   Chief Executive Officer and Director

                                   Annuity Investors Life Insurance Company
                                   ANNUITY INVESTORS LIFE INSURANCE COMPANY
                                   (Depositor)

                                   By: /s/ Charles R. Scheper
                                       ----------------------
                                   Charles R. Scheper*
                                   President,
                                   Chief Executive Officer and Director


As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 1 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

s/ David B. Rich                           Chief Operating Officer and             February 28, 2003
----------------
David B. Rich*                             Director
/s/ Richard Magoteaux                      Senior Vice President and               February 28, 2003
---------------------
Richard Magoteaux*                         Treasurer
/s/ Stephen Craig Lindner                  Director                                February 28, 2003
-------------------------
Stephen Craig Lindner*
/s/ Mark Francis Muething                  Director                                February 28, 2003
-------------------------
Mark Francis Muething*
/s/ Christopher P. Miliano                 Director                                February 28, 2003
--------------------------
Christopher P. Miliano*

    *Executed by John P. Gruber on behalf of those indicated pursuant to Power by Attorney.






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

                                  EXHIBIT INDEX

4(r)           Form of Death Benefit Amount Endorsement
(15)           Powers of Attorney


















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